Schedule of Investments (unaudited) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust Series 2018-2, Class A, 3.01%, 10/15/25	$3,000	$3,133,699
Capital One Multi-Asset Execution Trust 1.66%, 06/17/24	2,470	2,474,824
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3, 1.92%, 04/07/22	2,000	2,000,532
Drive Auto Receivables Trust Series 2018-24.14%, 08/15/24 (Call 08/15/21)	3,000	3,082,326
GM Financial Consumer Automobile Receivables Trust 2.65%, 02/16/24 (Call 07/16/22)	1,645	1,668,133
Honda Auto Receivables Owner Trust2.54%, 03/21/25 (Call 11/21/22)	2,375	2,430,593
Nissan Auto Lease Trust
1.84%, 01/17/23 (Call 09/15/22)	2,000	2,006,903
1.88%, 04/15/25 (Call 09/15/22)	1,870	1,879,375
Santander Drive Auto Receivables Trust Series 2018-4, Class C, 3.56%, 07/15/24 (Call 10/15/21)	2,000	2,037,701
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A, 2.37%, 03/15/23	800	800,518
Series 2016-2, Class A, 2.21%, 05/15/24	5,000	5,035,355
USAA Auto Owner Trust 2.14%, 11/15/24 (Call 12/15/21)	4,070	4,121,033

Total Asset-Backed Securities — 0.8% (Cost: $30,252,533)		30,670,992

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Benchmark Mortgage Trust, Series 2018-B4, Class A2, 3.98%, 07/15/51	3,500	3,722,414
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	750	772,840
Series 2013-CR12, Class A4, 4.05%, 10/10/46	2,000	2,147,665
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	5,366	5,650,086
Series 2013-CR9, Class A4, 4.36%, 07/10/45(a)	2,000	2,146,861
Series 2014-CR20, Class A4, 3.59%, 11/10/47	4,200	4,505,046
GS Mortgage Securities Trust, Series 2014-CG20, Class AAB, 3.66%, 04/10/47	2,063	2,136,382
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	2,831	3,057,104
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	225	243,346
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	3,000	3,238,080
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,971	2,027,700
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	150	161,388
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.22%, 07/15/46(a)	3,000	3,209,282
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	1,000	1,063,272
Series 2013-C11, Class A4, 4.30%, 08/15/46(a)	1,000	1,074,456
Series 2013-C7, Class A3, 2.66%, 02/15/46	2,158	2,199,826
Series 2014-C17, Class A4, 3.44%, 08/15/47	3,000	3,137,653
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,671	1,732,594
Series 2015-C22, Class A4, 3.31%, 04/15/48	250	265,631
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,040,394
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	800	828,109

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	$1,477	$1,526,023
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	3,000	3,077,402

		48,963,554

Total Collaterized Mortgage Obligations — 1.3% (Cost: $48,292,670)		48,963,554

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	309	318,415
3.75%, 02/15/23	223	234,609
4.20%, 04/15/24	119	129,125
Lamar Media Corp., 5.00%, 05/01/23 (Call 05/01/20)	162	165,224
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/20)(b)	325	293,234
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	545	566,473
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 02/15/20)	150	153,158
WPP Finance 2010, 3.63%, 09/07/22	98	102,175

		1,962,413

Aerospace & Defense — 0.4%
Airbus Finance BV, 2.70%, 04/17/23(b)	514	529,667
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	480	517,838
5.40%, 04/15/21 (Call 01/15/21)	385	395,692
5.87%, 02/23/22	200	212,738
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	22	23,583
BAE Systems PLC, 4.75%, 10/11/21(b)	67	70,083
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	190	189,242
2.13%, 03/01/22 (Call 02/01/22)	430	431,428
2.30%, 08/01/21	200	201,040
2.35%, 10/30/21	207	208,517
2.80%, 03/01/23 (Call 02/01/23)	360	368,633
2.80%, 03/01/24 (Call 02/01/24)	208	213,366
2.85%, 10/30/24 (Call 07/30/24)	2	2,061
8.75%, 08/15/21	44	48,514
Bombardier Inc.
5.75%, 03/15/22(b)	175	174,601
6.00%, 10/15/22 (Call 04/15/20)(b)	400	392,084
6.13%, 01/15/23(b)	425	419,811
7.50%, 12/01/24 (Call 12/01/20)(b)	350	343,928
8.75%, 12/01/21(b)	350	374,910
Embraer SA, 5.15%, 06/15/22	53	56,139
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	79	79,766
2.25%, 11/15/22 (Call 08/15/22)	259	263,504
2.38%, 11/15/24 (Call 09/15/24)	2	2,067
3.00%, 05/11/21	425	432,416
3.38%, 05/15/23 (Call 04/15/23)	450	475,016
3.88%, 07/15/21 (Call 04/15/21)	145	148,977
L3Harris Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)(b)	558	592,127
3.95%, 05/28/24 (Call 02/28/24)(b)	280	300,810
4.95%, 02/15/21 (Call 11/15/20)(b)	75	76,686

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	$80	$83,274
3.35%, 09/15/21	653	671,088
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	1,795	1,833,682
2.93%, 01/15/25 (Call 11/15/24)	500	523,220
3.50%, 03/15/21	470	479,372
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	495	506,959
3.15%, 12/15/24 (Call 09/15/24)	2	2,137
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	363	370,837
3.20%, 03/15/24 (Call 01/15/24)	54	56,941
3.70%, 12/15/23 (Call 09/15/23)	39	41,607
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	155	156,896
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	345	380,904
TransDigm Inc., 6.50%, 07/15/24 (Call 07/15/20)	378	390,285
Triumph Group Inc.
5.25%, 06/01/22 (Call 06/01/20)	140	139,542
6.25%, 09/15/24 (Call 09/15/20)(b)	175	180,766
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	560	562,598
2.30%, 05/04/22 (Call 04/04/22)	270	273,343
3.10%, 06/01/22	581	599,679
3.35%, 08/16/21	295	302,543
3.65%, 08/16/23 (Call 07/16/23)	1,330	1,415,652

		16,516,569

Agriculture — 0.3%
Altria Group Inc.
2.85%, 08/09/22	1,212	1,241,027
2.95%, 05/02/23	50	51,782
3.49%, 02/14/22	355	366,403
3.80%, 02/14/24 (Call 01/14/24)	680	723,928
4.00%, 01/31/24	35	37,585
4.75%, 05/05/21	420	435,267
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	450	465,115
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	905	922,819
2.79%, 09/06/24 (Call 08/06/24)	470	480,392
3.22%, 08/15/24 (Call 06/15/24)	505	525,074
BAT International Finance PLC
3.25%, 06/07/22(b)	170	174,893
3.50%, 06/15/22(b)	300	310,044
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	70	71,615
4.35%, 03/15/24 (Call 02/15/24)	376	400,090
Cargill Inc.
3.05%, 04/19/21(b)	500	508,230
3.25%, 03/01/23(b)	95	98,959
3.30%, 03/01/22 (Call 12/01/21)(b)	3	3,079
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(b)	100	102,512
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	450	461,029
3.50%, 02/11/23 (Call 11/11/22)(b)	300	310,047
3.75%, 07/21/22 (Call 05/21/22)(b)	550	569,046
Kernel Holding SA, 8.75%, 01/31/22(c)	600	649,380
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	180	180,247

Security	Par (000)	Value

Agriculture (continued)
2.13%, 05/10/23 (Call 03/10/23)	$155	$156,596
2.38%, 08/17/22 (Call 07/17/22)	171	173,425
2.50%, 08/22/22	300	305,406
2.50%, 11/02/22 (Call 10/02/22)	521	531,384
2.63%, 02/18/22 (Call 01/18/22)	315	320,075
2.63%, 03/06/23	50	51,237
2.88%, 05/01/24 (Call 04/01/24)	267	278,190
2.90%, 11/15/21	300	306,159
3.25%, 11/10/24	168	178,392
3.60%, 11/15/23(d)	10	10,659
Pyxus International Inc.
8.50%, 04/15/21 (Call 10/15/20)(b)	73	72,901
9.88%, 07/15/21 (Call 03/02/20)(d)	160	100,147
Reynolds American Inc.
4.00%, 06/12/22	881	921,931
4.85%, 09/15/23	46	50,351

		12,545,416

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(b)	105	111,656
American Airlines Group Inc., 5.00%, 06/01/22(b)	250	259,887
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	141	148,690
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	510	515,039
3.40%, 04/19/21	355	360,343
3.63%, 03/15/22 (Call 02/15/22)	652	671,390
3.80%, 04/19/23 (Call 03/19/23)	744	772,912
Delta Air Lines Inc. Pass Through Trust
Series 2017-1, Class A, 6.82%, 08/10/22	24	26,156
Series 2019-1, Class AA, 3.20%, 04/25/24	20	20,974
Korean Air Lines Co. Ltd., 2.00%, 09/04/22(c)	400	400,700
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	115	117,377
UAL Pass Through Trust, Series 2007-1A, 6.64%, 07/02/22	39	41,269
United Airlines Holdings Inc.
4.25%, 10/01/22	194	200,866
4.88%, 01/15/25	125	132,004
5.00%, 02/01/24	150	159,189
6.00%, 12/01/20	65	66,697
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(c)	200	204,654
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(b)	163	168,782
8.13%, 11/15/24 (Call 05/15/24)(b)	150	146,520

		4,525,105

Apparel — 0.0%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(b)	325	341,240
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	262	267,253
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	45	46,016

		654,509

Auto Manufacturers — 1.1%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/20)(b)	350	357,938
American Honda Finance Corp.
1.65%, 07/12/21	195	195,148
1.70%, 09/09/21	386	386,510
1.95%, 05/20/22	5	5,029
1.95%, 05/10/23	430	433,225
2.05%, 01/10/23	70	70,699
2.15%, 09/10/24	515	522,328

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.20%, 06/27/22	$38	$38,447
2.40%, 06/27/24	215	220,304
2.60%, 11/16/22	125	128,103
2.65%, 02/12/21	475	479,959
3.38%, 12/10/21	294	303,296
3.45%, 07/14/23	350	370,436
3.55%, 01/12/24	437	466,227
3.63%, 10/10/23	464	494,587
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/20)(b)(d)	200	196,424
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/20)(b)	220	228,290
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	500	509,210
2.50%, 12/06/21(c)	10	10,135
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	200	200,366
2.00%, 04/11/21 (Call 03/11/21)(b)	1,040	1,043,723
2.70%, 04/06/22 (Call 03/06/22)(b)	215	218,810
2.95%, 04/14/22(b)	177	181,248
3.10%, 04/12/21(b)	25	25,414
3.15%, 04/18/24 (Call 03/18/24)(b)	452	473,050
3.40%, 08/13/21(b)	222	227,563
3.45%, 04/12/23 (Call 03/12/23)(b)	448	468,469
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	192	204,716
Daimler Finance North America LLC
2.00%, 07/06/21(b)	55	55,045
2.30%, 02/12/21(b)	200	200,828
2.55%, 08/15/22(b)	165	166,950
2.70%, 06/14/24(b)	150	152,825
2.85%, 01/06/22(b)	405	411,294
3.00%, 02/22/21(b)	350	354,154
3.35%, 05/04/21(b)	500	508,465
3.40%, 02/22/22(b)	150	154,029
3.65%, 02/22/24(b)	945	998,090
3.70%, 05/04/23(b)	405	424,983
3.75%, 11/05/21(b)	175	180,234
3.88%, 09/15/21(b)	250	257,588
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	450	482,647
Ford Motor Credit Co. LLC
3.09%, 01/09/23	600	605,118
3.10%, 05/04/23	565	568,339
3.34%, 03/18/21	800	808,600
3.34%, 03/28/22 (Call 02/28/22)	410	415,195
3.35%, 11/01/22	290	294,298
3.55%, 10/07/22	3	3,053
3.66%, 09/08/24	500	507,475
3.81%, 01/09/24 (Call 11/09/23)	500	511,935
4.06%, 11/01/24 (Call 10/01/24)	605	624,191
4.14%, 02/15/23 (Call 01/15/23)	465	481,345
5.58%, 03/18/24 (Call 02/18/24)	640	695,725
5.60%, 01/07/22	520	548,512
5.88%, 08/02/21	793	831,294
General Motors Co., 4.88%, 10/02/23	125	135,670
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	305	308,300
3.15%, 06/30/22 (Call 05/30/22)	650	664,599
3.20%, 07/06/21 (Call 06/06/21)	1,230	1,249,286
3.25%, 01/05/23 (Call 12/05/22)	43	44,316
3.45%, 01/14/22 (Call 12/14/21)	429	439,553
3.45%, 04/10/22 (Call 02/10/22)	826	847,278

Security	Par (000)	Value

Auto Manufacturers (continued)
3.50%, 11/07/24 (Call 09/07/24)	$275	$286,586
3.55%, 07/08/22	85	87,849
3.70%, 05/09/23 (Call 03/09/23)	665	692,351
3.95%, 04/13/24 (Call 02/13/24)	285	300,615
4.15%, 06/19/23 (Call 05/19/23)	660	697,785
4.20%, 03/01/21 (Call 02/01/21)	512	523,028
4.20%, 11/06/21	140	145,139
4.25%, 05/15/23	65	68,899
4.38%, 09/25/21	331	343,545
5.10%, 01/17/24 (Call 12/17/23)	645	707,242
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	247	249,186
3.35%, 02/15/23 (Call 01/15/23)(b)	112	115,625
3.55%, 05/21/21(b)	290	295,803
4.05%, 02/04/22(b)	213	221,009
Hyundai Capital America
2.45%, 06/15/21(c)(d)	500	502,315
2.85%, 11/01/22(b)	100	101,761
3.40%, 06/20/24(c)	200	207,748
3.75%, 07/08/21(c)	100	102,284
3.95%, 02/01/22(c)	305	315,535
4.13%, 06/08/23(c)(d)	300	316,179
4.30%, 02/01/24(c)	425	454,435
Hyundai Capital Services Inc.
3.00%, 03/06/22(c)	600	610,212
3.00%, 08/29/22(c)	600	612,204
3.75%, 03/05/23(c)	250	260,852
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 02/01/20)(b)(d)	150	150,992
Nissan Motor Acceptance Corp.
2.55%, 03/08/21(b)	250	251,293
2.60%, 09/28/22(b)	310	312,818
2.80%, 01/13/22(b)	60	60,650
3.45%, 03/15/23(b)	100	103,366
3.65%, 09/21/21(b)	204	208,953
3.88%, 09/21/23(b)	350	368,109
PACCAR Financial Corp.
1.90%, 02/07/23	75	75,560
2.15%, 08/15/24	310	313,971
2.30%, 08/10/22	150	152,519
2.65%, 05/10/22	237	242,368
2.80%, 03/01/21	130	131,680
2.85%, 03/01/22	85	87,032
3.10%, 05/10/21	25	25,456
3.15%, 08/09/21	380	388,413
Toyota Motor Corp.
2.16%, 07/02/22	200	202,498
2.36%, 07/02/24	121	124,228
3.18%, 07/20/21	85	86,982
3.42%, 07/20/23	180	190,312
Toyota Motor Credit Corp.
1.80%, 10/07/21	97	97,318
1.90%, 04/08/21	373	374,257
2.00%, 10/07/24	675	683,194
2.15%, 09/08/22	385	390,282
2.25%, 10/18/23	115	117,207
2.60%, 01/11/22	715	728,535
2.63%, 01/10/23	60	61,784
2.65%, 04/12/22	250	255,605
2.70%, 01/11/23	216	222,996

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.75%, 05/17/21	$258	$261,932
2.80%, 07/13/22	240	246,730
2.90%, 04/17/24	137	143,468
2.95%, 04/13/21	505	513,206
3.30%, 01/12/22	285	294,029
3.35%, 01/08/24	152	161,448
3.40%, 09/15/21	65	66,864
3.45%, 09/20/23	587	622,854
Volkswagen Group of America Finance LLC
2.85%, 09/26/24 (Call 08/26/24)(b)	200	205,762
4.00%, 11/12/21(b)	200	207,254
4.25%, 11/13/23(b)	700	755,125

		41,496,105

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 10/15/20)	175	177,501
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	54	57,961
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 11/15/20)	325	329,751
Hankook Tire & Technology Co. Ltd., 3.50%, 01/30/23(c)	200	206,518
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	90	96,367
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/20)	150	153,710
Tenneco Inc., 5.38%, 12/15/24 (Call 12/15/20)	40	38,031
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/20)	125	110,728
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	259,097
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(b)	154	160,054
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(a)(c)(e)	400	403,188
ZF North America Capital Inc., 4.50%, 04/29/22(b)	225	233,901

		2,226,807

Banks — 10.2%
ABN AMRO Bank NV
3.40%, 08/27/21(b)	205	210,258
4.40%, 03/27/28 (Call 03/27/23)(a)(c)	400	421,092
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(c)	200	209,382
ADCB Finance Cayman Ltd.
4.00%, 03/29/23(c)	200	209,392
4.50%, 03/06/23(c)	400	422,256
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(e)	400	439,008
Agricultural Bank of China Ltd./Singapore, 2.59%, 09/23/22, (3 mo. LIBOR US + 0.660%)(c)(f)	600	601,392
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(c)	200	213,438
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	450	479,421
Akbank Turk AS, 5.00%, 10/24/22(c)	300	309,243
AKCB Finance Ltd., 4.75%, 10/09/23(c)	400	430,748
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(c)	200	204,342
Alfa Bank AO Via Alfa Bond Issuance PLC
6.95%, (Call 04/30/23)(a)(c)(e)	200	201,580
7.75%, 04/28/21(c)	200	212,192
Amber Circle Funding Ltd., 3.25%, 12/04/22(c)	1,040	1,072,053
ANZ New Zealand Int’l Ltd./London
2.88%, 01/25/22(b)	250	255,425
3.40%, 03/19/24(b)	350	369,943
ASB Bank Ltd.
3.13%, 05/23/24(b)	200	208,754
3.75%, 06/14/23(b)	450	474,858
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	500	510,600

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd./ New York NY
2.55%, 11/23/21	$600	$609,486
2.63%, 05/19/22	255	260,279
2.63%, 11/09/22	775	793,925
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(c)	200	200,954
Azure Orbit III International Finance Ltd., 2.63%, 03/21/21(c)	200	200,802
Banco BBVA Peru SA, 5.00%, 08/26/22(b)	350	372,680
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(b)	800	802,912
5.75%, 03/01/22(c)	200	209,570
Banco Davivienda SA, 5.88%, 07/09/22(c)	200	213,658
Banco de Bogota SA, 5.38%, 02/19/23(c)	200	215,068
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(c)	264	264,689
4.25%, 04/01/23(c)	400	422,960
Banco de Credito del Peru/Panama
6.13%, 04/24/27 (Call 04/24/22)(a)(c)(d)	120	129,359
6.88%, 09/16/26(a)(c)	400	427,948
Banco del Estado de Chile
2.70%, 01/09/25 (Call 12/09/24)(b)	400	403,612
3.88%, 02/08/22(b)	600	618,756
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	205,216
4.75%, 03/20/24(c)	600	637,464
4.88%, 04/19/23(c)	200	212,280
5.88%, 01/26/22(c)(d)	600	633,222
5.88%, 01/19/23(c)	800	866,576
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/23 (Call 10/18/22)(c)	300	307,140
6.63%, 03/19/29 (Call 03/19/24)(a)(c)	200	225,000
Banco Nacional de Costa Rica, 6.25%, 11/01/23(c)	240	256,147
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(c)	200	206,688
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	150	151,389
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(c)	300	312,933
5.95%, 10/01/28(a)(c)	300	325,317
Banco Santander SA
2.71%, 06/27/24	320	328,531
3.13%, 02/23/23	225	231,964
3.50%, 04/11/22	440	453,781
3.85%, 04/12/23	425	447,627
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(c)	400	428,884
Banistmo SA, 3.65%, 09/19/22(c)	400	409,616
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(c)	200	207,358
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(a)	1,000	1,021,230
2.50%, 10/21/22 (Call 10/21/21)	1,330	1,346,479
2.63%, 04/19/21	905	915,199
2.82%, 07/21/23 (Call 07/21/22)(a)	312	318,711
2.88%, 04/24/23 (Call 04/24/22)(a)	695	710,262
3.00%, 12/20/23 (Call 12/20/22)(a)	2,423	2,495,884
3.12%, 01/20/23 (Call 01/20/22)(a)	808	827,521
3.30%, 01/11/23	1,310	1,368,911
3.37%, 01/23/26 (Call 01/23/25)(a)	1,000	1,062,290
3.46%, 03/15/25 (Call 03/15/24)(a)	742	785,281
3.50%, 05/17/22 (Call 05/17/21)(a)	337	344,438
3.55%, 03/05/24 (Call 03/05/23)(a)	1,129	1,183,011

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.86%, 07/23/24 (Call 07/23/23)(a)	$1,078	$1,145,806
4.00%, 04/01/24	614	665,042
4.10%, 07/24/23	701	754,914
4.13%, 01/22/24	858	931,900
4.20%, 08/26/24	833	905,638
5.00%, 05/13/21	620	645,724
5.70%, 01/24/22	835	899,420
Bank of Baroda/London, 3.88%, 04/04/24(c)	400	416,536
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(e)	1,000	1,086,030
Bank of China Ltd., 5.00%, 11/13/24(c)	800	883,856
Bank of China Ltd./Hong Kong
2.64%, 03/08/21, (3 mo. LIBOR US + 0.75%)(c)(f)	400	401,116
3.13%, 04/17/24(c)	200	208,336
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(c)	200	200,506
Bank of China Ltd./Macau, 2.88%, 04/20/22(c)	400	406,856
Bank of China Ltd./Paris, 2.78%, 11/22/22, (3 mo. LIBOR US + 0.88%)(c)(f)	1,000	1,007,760
Bank of China Ltd./Singapore, 2.69%, 04/17/23, (3 mo. LIBOR US + 0.85%)(c)(f)	900	905,823
Bank of Communications Co. Ltd./Hong Kong
2.71%, 03/21/22, (3 mo. LIBOR US + 0.780%)(c)(f)	400	401,696
2.75%, 05/17/23, (3 mo. LIBOR US + 0.85%)(c)(f)	200	200,690
2.80%, 12/04/22, (3 mo. LIBOR US + 0.9%)(c)(f)	400	403,332
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	275	296,090
Bank of Montreal
1.90%, 08/27/21	1,645	1,652,551
2.05%, 11/01/22	475	479,579
2.35%, 09/11/22	555	565,401
2.50%, 06/28/24	751	771,315
2.55%, 11/06/22 (Call 10/06/22)	189	193,570
2.90%, 03/26/22	617	632,228
Series D, 3.10%, 04/13/21	90	91,603
Series E, 3.30%, 02/05/24	836	881,988
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 12/27/22)	365	367,143
1.95%, 08/23/22	13	13,101
2.05%, 05/03/21 (Call 04/03/21)	930	934,576
2.10%, 10/24/24	202	204,600
2.20%, 08/16/23 (Call 06/16/23)	478	485,868
2.50%, 04/15/21 (Call 03/15/21)	260	262,538
2.60%, 02/07/22 (Call 01/07/22)	620	631,613
2.66%, 05/16/23 (Call 05/16/22)(a)	361	368,115
2.95%, 01/29/23 (Call 12/29/22)	485	502,678
3.25%, 09/11/24 (Call 08/11/24)	250	265,875
3.45%, 08/11/23	107	113,359
3.50%, 04/28/23	170	179,663
3.55%, 09/23/21 (Call 08/23/21)	308	317,225
4.15%, 02/01/21	50	51,193
Bank of New Zealand, 3.50%, 02/20/24(b)	250	264,765
Bank of Nova Scotia (The)
1.85%, 04/14/20	30	30,001
1.88%, 04/26/21	30	30,098
2.00%, 11/15/22	175	176,313
2.38%, 01/18/23	17	17,342
2.45%, 03/22/21	35	35,340
2.45%, 09/19/22	480	490,200
2.70%, 03/07/22	764	781,236
2.80%, 07/21/21	253	257,253
3.13%, 04/20/21	775	789,275

Security	Par (000)	Value

Banks (continued)
3.40%, 02/11/24	$1,150	$1,217,907
Bank of the Philippine Islands
2.50%, 09/10/24(c)	400	400,412
4.25%, 09/04/23(c)	200	212,578
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(c)	600	628,962
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21(b)	200	201,842
2.70%, 07/20/22(b)	200	204,076
3.75%, 07/20/23(b)	460	488,515
Barclays Bank PLC, 10.18%, 06/12/21(b)	600	663,876
Barclays PLC
3.20%, 08/10/21	650	661,401
3.68%, 01/10/23 (Call 01/10/22)	360	370,181
3.93%, 05/07/25 (Call 05/07/24)(a)	950	1,010,306
4.34%, 05/16/24 (Call 05/16/23)(a)	585	622,352
4.38%, 09/11/24	400	429,512
4.61%, 02/15/23 (Call 02/15/22)(a)	650	680,816
BBK BSC, 5.50%, 07/09/24(c)	800	836,136
BBVA Bancomer SA/Texas
6.50%, 03/10/21(c)	698	727,798
6.75%, 09/30/22(c)	600	658,890
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	45	45,371
2.88%, 06/29/22 (Call 05/29/22)	300	306,210
3.50%, 06/11/21 (Call 05/11/21)	250	254,863
BNG Bank NV
1.50%, 09/06/22(b)	500	501,005
1.50%, 10/16/24(b)	1,000	1,002,010
2.38%, 02/01/22(b)	700	712,502
2.50%, 02/16/21(b)	250	252,420
2.50%, 01/23/23(b)	500	515,505
2.63%, 02/27/24(b)	1,000	1,046,180
3.00%, 09/20/23(b)	500	527,680
BNP Paribas SA
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	1,000	1,025,460
2.95%, 05/23/22(b)	200	204,730
3.25%, 03/03/23	720	752,076
3.38%, 01/09/25(b)	500	527,340
3.50%, 03/01/23(b)	525	548,504
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	850	931,226
BNZ International Funding Ltd./London
2.65%, 11/03/22(b)	250	254,995
3.38%, 03/01/23(b)	500	521,325
BOS Funding Ltd., 4.00%, 09/18/24(c)	200	204,394
BPCE SA
2.38%, 01/14/25(b)	1,040	1,048,029
2.75%, 12/02/21	275	280,297
2.75%, 01/11/23(b)	750	768,892
3.00%, 05/22/22(b)	255	261,100
4.00%, 09/12/23(b)	250	267,170
4.00%, 04/15/24	750	812,107
5.15%, 07/21/24(b)	200	222,246
5.70%, 10/22/23(b)	500	558,565
Caixa Economica Federal, 3.50%, 11/07/22(c)	200	203,314
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	575	588,374
2.61%, 07/22/23 (Call 07/22/22)(a)	520	528,481
2.70%, 02/02/21	525	530,323
3.10%, 04/02/24	955	1,000,238

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 09/13/23	$765	$811,826
Canara Bank/London, 3.88%, 03/28/24(c)	400	416,096
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	605	609,392
2.65%, 08/08/22 (Call 07/08/22)	250	254,925
2.95%, 07/23/21 (Call 06/23/21)	270	274,433
CBQ Finance Ltd.
3.25%, 06/13/21(c)	200	201,690
5.00%, 05/24/23(c)	200	215,432
China CITIC Bank Corp. Ltd., 2.89%, 12/14/22, (3 mo. LIBOR US + 1.000%)(c)(f)	800	801,624
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(c)	250	263,780
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	500	531,440
China Construction Bank Corp./Hong Kong
2.62%, 06/08/21, (3 mo. LIBOR US + 0.730%)(c)(f)	200	200,536
2.68%, 09/24/21, (3 mo. LIBOR US + 0.750%)(c)(f)	200	200,714
China Development Bank
2.13%, 06/01/21 (c)	400	401,096
2.63%, 01/24/22(c)	1,200	1,215,624
China Development Bank Corp./Hong Kong, 1.88%, 11/03/21(c)	200	199,780
China Merchants Bank Co. Ltd./London, 2.64%, 06/19/22, (3 mo. LIBOR US + 0.740%)(c)(f)	400	400,220
China Minsheng Banking Corp. Ltd./Hong Kong, 2.94%, 03/09/23, (3 mo. LIBOR US + 1.050%)(c)(f)	400	400,928
CIMB Bank Bhd, 3.26%, 03/15/22(c)	400	409,596
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	150	152,436
4.75%, 02/16/24 (Call 11/16/23)	225	240,527
5.00%, 08/15/22	400	425,072
5.00%, 08/01/23	250	269,390
Citibank N.A.
2.84%, 05/20/22 (Call 04/20/22)(a)	1,020	1,033,780
3.65%, 01/23/24 (Call 12/23/23)	1,195	1,278,268
CITIC Ltd.
2.80%, 12/14/21(c)	200	201,260
6.80%, 01/17/23(c)	500	560,370
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(a)	350	352,440
2.35%, 08/02/21	653	658,413
2.70%, 03/30/21	985	996,653
2.70%, 10/27/22 (Call 09/27/22)	130	132,947
2.75%, 04/25/22 (Call 03/25/22)	1,012	1,030,368
2.88%, 07/24/23 (Call 07/24/22)(a)	1,992	2,036,382
2.90%, 12/08/21 (Call 11/08/21)	676	689,013
3.14%, 01/24/23 (Call 01/24/22)(a)	1,646	1,684,138
3.35%, 04/24/25 (Call 04/24/24)(a)	975	1,025,193
3.50%, 05/15/23	159	166,933
3.75%, 06/16/24	100	107,396
3.88%, 10/25/23	309	332,397
4.00%, 08/05/24	25	27,032
4.04%, 06/01/24 (Call 06/01/23)(a)	483	515,395
4.05%, 07/30/22	830	872,023
4.50%, 01/14/22	784	823,757
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	500	504,745
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	197	198,302

Security	Par (000)	Value

Banks (continued)
Comerica Bank, 2.50%, 07/23/24	$325	$333,817
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	809	859,546
Commerzbank AG, 8.13%, 09/19/23(b)	275	322,303
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	476	478,447
2.50%, 09/18/22(b)	550	560,505
2.75%, 03/10/22(b)	445	454,536
3.35%, 06/04/24(b)	289	307,395
3.45%, 03/16/23(b)	413	434,005
Cooperatieve Rabobank UA
2.63%, 07/22/24(b)	975	1,002,115
3.88%, 02/08/22	605	631,190
3.88%, 09/26/23(b)	600	641,388
3.95%, 11/09/22	525	551,575
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	1,223	1,247,436
2.75%, 01/10/23	650	668,538
3.13%, 04/26/21	250	254,603
Credit Agricole SA/London
3.25%, 10/04/24(b)	500	525,170
3.38%, 01/10/22(b)	540	554,834
3.75%, 04/24/23(b)	280	295,296
Credit Bank of Moscow Via CBOM Finance PLC, 7.12%, 06/25/24(c)	600	662,742
Credit Suisse AG/New York NY, 3.00%, 10/29/21	325	332,274
Credit Suisse Group AG
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	1,250	1,269,075
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	250	256,353
3.57%, 01/09/23 (Call 01/09/22)(b)	590	607,110
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	525	559,939
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	750	785,557
3.80%, 06/09/23	725	766,252
Danske Bank A/S
2.70%, 03/02/22(b)	250	253,235
3.88%, 09/12/23(b)	250	262,715
5.00%, 01/12/22(b)	870	915,240
5.38%, 01/12/24(b)	525	584,351
Danske Bank AS, 3.00%, 09/20/22 (Call 09/20/21)(a)(b)	200	202,200
DBS Group Holdings Ltd.
3.60%, (Call 09/07/21)(a)(c)(e)	200	202,402
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	200	215,492
Deutsche Bank AG
3.38%, 05/12/21	600	608,712
4.30%, 05/24/28 (Call 05/24/23)(a)	600	593,580
Deutsche Bank AG/London, 3.70%, 05/30/24	570	591,004
Deutsche Bank AG/New York NY
3.30%, 11/16/22	525	534,639
3.95%, 02/27/23	505	523,705
3.96%, 11/26/25 (Call 11/26/24)(a)	850	888,318
4.25%, 02/04/21	205	208,834
4.25%, 10/14/21	410	422,419
Series D, 5.00%, 02/14/22	640	670,291
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(c)	200	208,988
Dexia Credit Local SA
1.63%, 10/16/24(b)	1,250	1,251,087
2.38%, 09/20/22(b)	1,500	1,530,540

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
DIB Sukuk Ltd.
3.63%, 02/06/23(c)	$400	$411,644
3.66%, 02/14/22(c)	600	614,064
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	725	733,497
3.20%, 08/09/21 (Call 07/09/21)	250	254,773
3.35%, 02/06/23 (Call 01/06/23)	250	259,643
4.68%, 08/09/28 (Call 08/09/23)(a)	700	741,475
DNB Bank ASA, 2.38%, 06/02/21(b)	200	201,808
Ecobank Transnational Inc., 9.50%, 04/18/24(c)	200	224,448
EIB Sukuk Co. Ltd., 3.54%, 05/31/21(c)	200	202,740
Emirates Development Bank PJSC, 3.52%, 03/06/24(c)	200	207,452
Fab Sukuk Co. Ltd., 3.88%, 01/22/24(c)	400	421,952
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	570	579,929
3.50%, 03/15/22 (Call 02/15/22)	355	366,893
3.65%, 01/25/24 (Call 12/25/23)	510	543,252
4.30%, 01/16/24 (Call 12/16/23)	20	21,681
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (Call 12/30/22)	730	732,095
2.88%, 10/01/21 (Call 09/01/21)	455	463,490
3.35%, 07/26/21 (Call 06/26/21)	400	409,228
First Abu Dhabi Bank PJSC
2.79%, 04/16/22, (3 mo. LIBOR US + 0.950%)(c)(f)	400	402,816
3.00%, 03/30/22(c)	200	203,052
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	315	319,350
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(c)	400	426,796
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	150	149,066
10.75%, 04/01/24 (Call 04/01/21)(b)	100	104,398
Global Bank Corp., 4.50%, 10/20/21(c)	200	206,914
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,421	1,427,068
2.63%, 04/25/21 (Call 03/25/21)	750	757,065
2.88%, 02/25/21 (Call 01/25/21)	320	323,411
2.88%, 10/31/22 (Call 10/31/21)(a)	906	921,810
2.91%, 06/05/23 (Call 06/05/22)(a)	1,192	1,217,640
2.91%, 07/24/23 (Call 07/24/22)(a)	1,308	1,337,495
3.00%, 04/26/22 (Call 04/26/21)	2,151	2,181,845
3.20%, 02/23/23 (Call 01/23/23)	832	862,443
3.27%, 09/29/25 (Call 09/29/24)(a)	500	525,515
3.50%, 01/23/25 (Call 10/23/24)	400	425,712
3.63%, 01/22/23	415	436,464
3.63%, 02/20/24 (Call 01/20/24)	791	840,880
3.85%, 07/08/24 (Call 04/08/24)	173	185,442
4.00%, 03/03/24	1,301	1,404,586
5.25%, 07/27/21	1,627	1,709,277
5.75%, 01/24/22	1,329	1,429,273
Grupo Aval Ltd., 4.75%, 09/26/22(c)	420	437,514
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(a)	505	513,181
2.65%, 01/05/22	1,185	1,202,728
2.95%, 05/25/21	625	634,425
3.03%, 11/22/23 (Call 11/22/22)(a)	400	411,388
3.26%, 03/13/23 (Call 03/13/22)(a)	1,105	1,134,415
3.40%, 03/08/21	900	915,822
3.60%, 05/25/23	300	315,705
3.80%, 03/11/25 (Call 03/11/24)(a)	880	934,419
3.95%, 05/18/24 (Call 05/18/23)(a)	415	439,348
4.00%, 03/30/22	655	685,104

Security	Par (000)	Value

Banks (continued)
4.25%, 03/14/24	$750	$806,190
4.88%, 01/14/22	241	255,041
5.10%, 04/05/21	718	745,779
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	960	969,552
2.63%, 08/06/24 (Call 07/06/24)	653	671,460
3.15%, 03/14/21 (Call 02/14/21)	70	71,017
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	395	396,165
2.50%, 08/07/22 (Call 07/07/22)	275	279,681
3.13%, 04/01/22 (Call 03/01/22)	25	25,685
3.25%, 05/14/21 (Call 04/14/21)	500	509,360
ICICI Bank Ltd./Dubai, 3.25%, 09/09/22(c)	400	408,076
Industrial & Commercial Bank of China Ltd., 2.50%, 06/16/21(c)	200	201,010
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 2.61%, 10/17/24, (3 mo. LIBOR US + 0.770%)(c)(f)	600	601,032
Industrial & Commercial Bank of China Ltd./Hong Kong
2.25%, 09/16/22(c)	600	601,830
2.56%, 09/16/22, (3 mo. LIBOR US + 0.670%)(c)(f)	400	400,744
2.67%, 09/16/24, (3 mo. LIBOR US + 0.780%)(c)(f)	400	401,092
2.86%, 02/21/22, (3 mo. LIBOR US + 0.965%)(c)(f)	200	201,552
2.88%, 02/21/22(c)	400	405,932
Industrial & Commercial Bank of China Ltd./London
2.62%, 06/14/21, (3 mo. LIBOR US + 0.730%)(c)(f)	200	200,486
2.64%, 10/25/23, (3 mo. LIBOR US + 0.850%)(c)(f)	400	402,316
Industrial & Commercial Bank of China Ltd./Luxembourg, 2.61%, 06/11/22, (3 mo. LIBOR US + 0.720%)(c)(f)	400	401,168
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	255,500
Industrial & Commercial Bank of China Ltd./Singapore
2.52%, 04/25/22, (3 mo. LIBOR US + 0.720%)(c)(f)	400	401,044
2.69%, 04/16/23, (3 mo. LIBOR US + 0.85%)(c)(f)	300	301,632
2.75%, 04/24/22, (3 mo. LIBOR US + 0.950%)(c)(f)	797	803,464
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(c)	500	502,775
Industrial Bank Co. Ltd./Hong Kong, 2.75%, 11/20/21, (3 mo. LIBOR US + 0.85%)(c)(f)	200	200,120
Industrial Bank of Korea
2.13%, 10/23/24(b)	400	406,376
2.36%, 08/02/21, (3 mo. LIBOR US + 0.600%)(c)(f)	200	200,766
Industrial Senior Trust, 5.50%, 11/01/22(c)(d)	100	104,767
ING Bank NV, 2.75%, 03/22/21(b)	250	253,165
ING Groep NV
3.15%, 03/29/22	425	436,594
3.55%, 04/09/24	555	588,478
4.10%, 10/02/23	1,085	1,165,409
4.70%, 03/22/28 (Call 03/22/23)(a)(c)	400	425,028
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	150	138,000
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	250	254,680
3.38%, 01/12/23(b)	200	205,086
5.02%, 06/26/24(b)	800	848,912
5.25%, 01/12/24	250	273,460
6.50%, 02/24/21(b)	100	104,651
Series XR, 3.25%, 09/23/24(b)	440	450,283
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(b)	400	401,180
3.25%, 01/24/25(b)	400	403,032

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(c)	$400	$426,416
5.50%, 08/06/22(c)(d)	600	636,216
5.65%, 03/19/22(c)	400	421,820
6.20%, 12/21/21(c)	500	529,530
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	2,094	2,100,261
2.30%, 10/15/25 (Call 10/15/24)(a)	1,455	1,476,097
2.40%, 06/07/21 (Call 05/07/21)	302	304,748
2.55%, 03/01/21 (Call 02/01/21)	700	706,391
2.70%, 05/18/23 (Call 03/18/23)	1,065	1,093,925
2.78%, 04/25/23 (Call 04/25/22)(a)	669	682,594
2.97%, 01/15/23 (Call 01/15/22)	81	82,868
3.20%, 01/25/23	1,672	1,741,338
3.22%, 03/01/25 (Call 03/01/24)(a)	15	15,734
3.25%, 09/23/22	1,130	1,173,132
3.38%, 05/01/23	714	747,529
3.51%, 06/18/22 (Call 06/18/21)(a)	380	389,010
3.56%, 04/23/24 (Call 04/23/23)(a)	1,293	1,358,710
3.63%, 05/13/24	605	648,524
3.80%, 07/23/24 (Call 07/23/23)(a)	821	873,076
3.88%, 02/01/24	200	215,386
3.88%, 09/10/24	934	1,009,953
4.02%, 12/05/24 (Call 12/05/23)(a)	562	605,577
4.35%, 08/15/21	782	812,482
4.50%, 01/24/22	1,765	1,858,880
4.63%, 05/10/21	540	559,764
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(c)	400	401,744
KEB Hana Bank, 3.50%, 01/30/24(c)	200	211,108
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	254,025
3.38%, 03/07/23	250	262,780
KeyCorp., 5.10%, 03/24/21	384	398,765
KfW
1.38%, 08/05/24	2,362	2,360,016
1.50%, 06/15/21	1,625	1,626,332
1.63%, 03/15/21	990	991,663
1.75%, 09/15/21	30	30,154
1.75%, 08/22/22	1,128	1,138,851
2.00%, 11/30/21	1,275	1,288,591
2.00%, 09/29/22	170	172,781
2.00%, 10/04/22	1,278	1,298,959
2.13%, 03/07/22	2,143	2,175,188
2.13%, 06/15/22	1,108	1,126,792
2.13%, 01/17/23	1,820	1,859,530
2.38%, 08/25/21	328	332,818
2.38%, 12/29/22	2,582	2,655,794
2.50%, 02/15/22	555	567,127
2.50%, 11/20/24	1,302	1,368,363
2.63%, 04/12/21	1,100	1,115,037
2.63%, 01/25/22	932	954,210
2.63%, 02/28/24	2,150	2,254,103
2.88%, 05/05/22(c)	500	516,265
Kookmin Bank
2.25%, 02/03/21(c)	300	300,981
3.63%, 10/23/21(c)	200	205,846
4.35%, (Call 07/02/24)(a)(c)(e)	200	206,398
Korea Development Bank (The)
2.13%, 10/01/24	400	406,244
2.62%, 02/27/22, (3 mo. LIBOR US + 0.705%)(f)	300	302,226

Security	Par (000)	Value

Banks (continued)
3.00%, 09/14/22	$820	$846,642
3.25%, 02/19/24	200	211,406
4.63%, 11/16/21	450	473,009
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 07/21/21(c)	525	524,212
2.00%, 07/23/24(c)	500	512,385
Landwirtschaftliche Rentenbank
1.88%, 04/17/23(c)	75	76,187
2.25%, 10/01/21	345	349,589
2.38%, 03/24/21(c)	500	504,825
2.38%, 01/23/24(c)	750	777,592
3.13%, 11/14/23	870	925,262
Series 36, 2.00%, 12/06/21	665	671,869
Lloyds Bank PLC
2.25%, 08/14/22	758	766,505
3.30%, 05/07/21	200	204,080
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	290	290,992
2.86%, 03/17/23 (Call 03/17/22)(a)	400	406,392
2.91%, 11/07/23 (Call 11/07/22)(a)	1,200	1,224,444
3.00%, 01/11/22	375	382,635
3.10%, 07/06/21	300	305,331
3.90%, 03/12/24	465	497,327
4.05%, 08/16/23	475	506,417
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	395	419,075
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	775	799,095
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	210	222,821
Malayan Banking Bhd
2.70%, 08/16/24, (3 mo. LIBOR US + 0.800%)(c)(f)	400	402,264
3.91%, 10/29/26 (Call 10/29/21)(a)(c)	200	204,786
Mashreqbank PSC, 4.25%, 02/26/24(c)	200	209,720
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	435	437,741
2.62%, 07/18/22	350	356,615
2.67%, 07/25/22	1,679	1,712,127
2.80%, 07/18/24	200	206,918
2.95%, 03/01/21	684	693,036
3.00%, 02/22/22	389	398,184
3.22%, 03/07/22	20	20,582
3.41%, 03/07/24	828	874,128
3.46%, 03/02/23	625	654,137
3.54%, 07/26/21	445	456,601
3.76%, 07/26/23	1,025	1,087,689
Mizuho Financial Group Inc.
2.27%, 09/13/21	650	654,849
2.56%, 09/13/25 (Call 09/13/24)(a)	400	406,200
2.60%, 09/11/22	267	271,705
2.63%, 04/12/21(b)	510	515,523
2.72%, 07/16/23 (Call 07/16/22)(a)	210	213,654
2.84%, 07/16/25 (Call 07/16/24)(a)	200	205,538
2.95%, 02/28/22	600	613,326
3.55%, 03/05/23	900	944,244
3.92%, 09/11/24 (Call 09/11/23)(a)	1,400	1,488,088
Morgan Stanley
2.50%, 04/21/21	1,090	1,100,279
2.63%, 11/17/21	945	959,355
2.72%, 07/22/25 (Call 07/22/24)(a)	1,017	1,046,452
2.75%, 05/19/22	1,231	1,256,900
3.13%, 01/23/23	1,583	1,642,062

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 10/23/24	$775	$835,124
3.74%, 04/24/24 (Call 04/24/23)(a)	588	620,593
3.75%, 02/25/23	755	798,511
4.10%, 05/22/23	750	798,712
4.88%, 11/01/22	774	833,714
5.50%, 07/28/21	380	400,763
Series F, 3.88%, 04/29/24	675	727,265
MUFG Bank Ltd., 3.25%, 09/08/24(b)(d)	500	527,785
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	400	403,000
3.15%, 04/01/22 (Call 03/01/22)	250	256,810
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(c)	250	256,030
National Australia Bank Ltd., 3.45%, 12/04/23(b)	250	266,980
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	250,738
2.50%, 05/22/22	725	737,521
2.80%, 01/10/22	250	255,220
3.63%, 06/20/23	500	530,195
National Bank of Canada
2.10%, 02/01/23	2,000	2,012,780
2.15%, 10/07/22(b)	415	417,876
National Bank of Oman SAOG, 5.63%, 09/25/23(c)	200	209,622
NBK SPC Ltd., 2.75%, 05/30/22(c)	200	202,066
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,000	1,013,740
2.13%, 11/15/21(b)	200	202,316
NongHyup Bank, 1.88%, 09/12/21(c)	600	599,868
Nordea Bank Abp
2.25%, 05/27/21(b)	350	352,359
3.75%, 08/30/23(b)	485	512,218
4.88%, 05/13/21(b)	260	269,256
Northern Trust Corp.
2.38%, 08/02/22	100	101,710
3.38%, 08/23/21	150	153,950
NRW Bank
1.50%, 08/23/21(c)	500	500,110
1.88%, 07/31/24(c)	1,000	1,018,650
2.25%, 05/31/23(c)	200	205,286
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	68	68,409
2.38%, 10/01/21	215	218,229
2.88%, 03/13/23	1,085	1,133,326
3.13%, 11/07/23	25	26,547
Philippine National Bank, 3.28%, 09/27/24(c)	500	513,550
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	260	261,513
2.55%, 12/09/21 (Call 11/09/21)	5	5,076
2.63%, 02/17/22 (Call 01/17/22)	1,042	1,060,766
2.70%, 11/01/22 (Call 10/01/22)	600	614,550
3.50%, 06/08/23 (Call 05/08/23)	750	791,932
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	120	122,304
3.50%, 01/23/24 (Call 12/24/23)	950	1,012,310
3.90%, 04/29/24 (Call 03/29/24)	655	705,926
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	100	107,255
QIB Sukuk Ltd., 3.98%, 03/26/24(c)	600	627,054
QNB Finance Ltd.
2.13%, 09/07/21(c)	200	199,286
2.76%, 05/02/22, (3 mo. LIBOR US + 1.000%)(c)(f)	400	400,784

Security	Par (000)	Value

Banks (continued)
3.26%, 05/31/21, (3 mo. LIBOR US + 1.350%)(c)(f)	$400	$402,780
3.50%, 03/28/24(c)	400	416,440
QNB Finansbank AS
4.88%, 05/19/22(c)	400	409,456
6.88%, 09/07/24(c)	400	435,808
Rakfunding Cayman Ltd., 4.13%, 04/09/24(c)	200	209,000
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	250	252,610
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	260	265,959
3.80%, 08/14/23 (Call 07/14/23)	883	942,267
Rizal Commercial Banking Corp.
3.00%, 09/11/24(c)	400	402,104
4.13%, 03/16/23(c)	200	207,954
Royal Bank of Canada
1.95%, 01/17/23	765	769,636
2.25%, 11/01/24	210	214,032
2.30%, 03/22/21	90	90,680
2.55%, 07/16/24	680	700,747
2.75%, 02/01/22	332	339,367
2.80%, 04/29/22	795	814,803
3.20%, 04/30/21	1,060	1,080,723
3.35%, 10/22/21(b)	200	205,874
3.70%, 10/05/23	1,101	1,175,868
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)	955	982,428
3.75%, 11/01/29 (Call 11/01/24)(a)	700	726,264
3.88%, 09/12/23	1,655	1,749,318
4.52%, 06/25/24 (Call 06/25/23)(a)	505	541,719
5.13%, 05/28/24	775	852,004
6.00%, 12/19/23	586	658,576
6.10%, 06/10/23	110	122,196
6.13%, 12/15/22	709	777,092
Samba Funding Ltd., 2.75%, 10/02/24(c)	400	402,360
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	292	301,954
3.50%, 06/07/24 (Call 05/07/24)	35	36,485
3.70%, 03/28/22 (Call 02/28/22)	845	872,032
4.45%, 12/03/21 (Call 11/03/21)	471	491,319
Santander UK Group Holdings PLC
2.88%, 08/05/21	225	228,049
3.37%, 01/05/24 (Call 01/05/23)(a)	675	697,106
3.57%, 01/10/23 (Call 01/10/22)	230	236,380
4.80%, 11/15/24 (Call 11/15/23)(a)	500	544,680
Santander UK PLC
2.88%, 06/18/24	250	259,075
3.40%, 06/01/21	300	306,651
3.75%, 11/15/21	235	243,042
4.00%, 03/13/24	556	599,663
5.00%, 11/07/23(b)	525	572,512
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(c)	1,000	1,059,450
Shinhan Bank Co. Ltd., 3.88%, 12/07/26 (Call 12/07/21)(a)(c)	400	410,236
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(c)	200	203,562
3.90%, 02/11/24(c)	400	426,364
SIB Sukuk Co. III Ltd., 3.08%, 09/08/21(c)	250	251,730
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	250,633
3.25%, 05/17/21(b)	500	509,275

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Skysea International Capital Management Ltd., 4.88%, 12/07/21(c)	$400	$419,716
Societe Generale SA
2.50%, 04/08/21(b)	200	201,714
2.63%, 10/16/24(b)	550	557,975
2.63%, 01/22/25(b)	500	505,815
3.88%, 03/28/24(b)	425	452,047
4.25%, 09/14/23(b)	725	777,352
5.20%, 04/15/21(b)	300	312,537
Standard Chartered PLC
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	500	506,365
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	700	737,366
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	460	481,004
3.95%, 01/11/23(b)	500	519,680
4.25%, 01/20/23 (Call 01/20/22)(a)(b)	510	529,655
5.20%, 01/26/24(b)	250	273,143
5.70%, 01/25/22(c)	250	265,973
State Bank of India/London
3.25%, 01/24/22(c)	240	243,778
4.38%, 01/24/24(c)(d)	400	426,104
4.50%, 09/28/23(c)	200	213,098
State Street Corp.
1.95%, 05/19/21	354	355,812
2.35%, 11/01/25 (Call 11/01/24)(a)	500	508,920
2.65%, 05/15/23 (Call 05/15/22)(a)	700	713,965
3.10%, 05/15/23	210	218,759
3.70%, 11/20/23	150	161,360
3.78%, 12/03/24 (Call 12/03/23)(a)	10	10,699
4.38%, 03/07/21	102	105,031
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	500	516,880
3.40%, 07/11/24	500	530,720
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	853	856,856
2.35%, 01/15/25	485	490,825
2.44%, 10/19/21	300	303,627
2.45%, 09/27/24	300	305,358
2.70%, 07/16/24	625	642,625
2.78%, 07/12/22	762	779,465
2.78%, 10/18/22	609	624,146
2.85%, 01/11/22	324	330,428
2.93%, 03/09/21	678	687,112
3.10%, 01/17/23	951	985,911
3.75%, 07/19/23	535	566,966
3.94%, 10/16/23	200	213,968
4.44%, 04/02/24(b)	500	539,915
Suncorp-Metway Ltd.
2.80%, 05/04/22(b)	15	15,270
3.30%, 04/15/24(b)	300	312,351
Svenska Handelsbanken AB
1.88%, 09/07/21	250	251,015
1.95%, 09/08/20	150	150,207
3.35%, 05/24/21	415	424,142
3.90%, 11/20/23	250	269,755
Swedbank AB, 2.65%, 03/10/21(b)	250	252,303
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	375	384,086
3.65%, 05/24/21 (Call 04/24/21)	410	418,913
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	565	575,486

Security	Par (000)	Value

Banks (continued)
TC Ziraat Bankasi AS
4.75%, 04/29/21(c)	$400	$406,820
5.13%, 05/03/22(c)	400	408,964
Toronto-Dominion Bank (The)
1.80%, 07/13/21	626	628,347
1.90%, 12/01/22	1,115	1,122,247
2.13%, 04/07/21	320	322,086
2.65%, 06/12/24	805	834,664
3.25%, 06/11/21	185	189,144
3.25%, 03/11/24	702	743,481
3.50%, 07/19/23	635	673,100
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	250	253,145
2.45%, 08/01/22 (Call 07/01/22)	671	682,816
2.64%, 09/17/29 (Call 09/17/24)(a)	500	506,120
2.80%, 05/17/22 (Call 04/17/22)	35	35,789
3.00%, 02/02/23 (Call 01/02/23)	25	25,893
3.20%, 04/01/24 (Call 03/01/24)	150	157,809
3.50%, 08/02/22 (Call 08/02/21)(a)	269	275,591
3.69%, 08/02/24 (Call 08/02/23)(a)	93	98,720
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	492	494,071
2.15%, 02/01/21 (Call 01/01/21)	250	250,943
2.20%, 03/16/23 (Call 02/13/23)	350	354,494
2.50%, 08/01/24 (Call 07/01/24)	901	925,111
2.70%, 01/27/22 (Call 12/27/21)	579	589,173
2.75%, 04/01/22 (Call 03/01/22)	438	446,856
2.85%, 10/26/24 (Call 09/26/24)	25	26,108
2.90%, 03/03/21 (Call 02/03/21)	675	682,992
3.05%, 06/20/22 (Call 05/20/22)	505	519,847
3.20%, 09/03/21 (Call 08/03/21)	161	164,518
3.75%, 12/06/23 (Call 11/06/23)	840	898,607
Turkiye Garanti Bankasi AS, 6.13%, 05/24/27 (Call 05/24/22)(a)(c)	600	598,656
Turkiye Halk Bankasi AS, 5.00%, 07/13/21(c)	200	197,942
Turkiye Is Bankasi AS
5.38%, 10/06/21(c)	400	411,988
5.50%, 04/21/22(c)	400	413,864
6.13%, 04/25/24(c)	400	416,452
7.00%, 06/29/28 (Call 06/29/23)(a)(c)	200	202,084
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23(c)	200	206,644
6.00%, 11/01/22(c)	200	204,586
8.13%, 03/28/24(c)	200	222,164
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	617	633,529
2.95%, 07/15/22 (Call 06/15/22)	470	483,597
3.00%, 03/15/22 (Call 02/15/22)	293	301,043
3.38%, 02/05/24 (Call 01/05/24)	802	852,093
3.60%, 09/11/24 (Call 08/11/24)	200	215,270
4.13%, 05/24/21 (Call 04/24/21)	307	316,265
Series V, 2.63%, 01/24/22 (Call 12/23/21)	822	837,536
U.S. Bank N.A./Cincinnati OH
2.85%, 01/23/23 (Call 12/23/22)	250	258,543
3.00%, 02/04/21 (Call 01/04/21)	325	328,897
UBS Group AG
2.65%, 02/01/22(b)	255	259,134
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	775	791,810
3.00%, 04/15/21(b)	250	253,805
3.49%, 05/23/23 (Call 05/23/22)(b)	585	605,083

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UniCredit SpA
3.75%, 04/12/22(b)	$265	$272,714
6.57%, 01/14/22(b)	700	752,472
United Overseas Bank Ltd.
2.88%, 03/08/27 (Call 03/08/22)(a)(c)	400	404,364
3.50%, 09/16/26 (Call 09/16/21)(a)(c)	600	610,842
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/23(c)	400	444,644
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(c)	400	435,024
Warba Sukuk Ltd., 2.98%, 09/24/24(c)	200	202,752
Wells Fargo & Co.
2.10%, 07/26/21	615	618,339
2.41%, 10/30/25 (Call 10/30/24)(a)	1,020	1,035,943
2.50%, 03/04/21	750	756,352
2.63%, 07/22/22	1,480	1,509,837
3.07%, 01/24/23 (Call 01/24/22)	1,694	1,732,284
3.30%, 09/09/24	60	63,653
3.50%, 03/08/22	1,160	1,200,704
3.75%, 01/24/24 (Call 12/24/23)	1,920	2,051,155
4.13%, 08/15/23	75	80,392
4.48%, 01/16/24	432	471,303
4.60%, 04/01/21	513	529,950
Series M, 3.45%, 02/13/23	575	599,961
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(a)	494	496,322
3.55%, 08/14/23 (Call 07/14/23)	925	978,086
3.63%, 10/22/21 (Call 09/21/21)	300	309,498
Westpac Banking Corp.
2.00%, 08/19/21	316	317,763
2.00%, 01/13/23	240	242,170
2.10%, 05/13/21	450	452,462
2.50%, 06/28/22	529	538,173
2.75%, 01/11/23	940	968,162
2.80%, 01/11/22	340	347,021
3.30%, 02/26/24	1,407	1,486,439
3.65%, 05/15/23	310	328,451
Woori Bank
2.63%, 07/20/21(c)(d)	200	202,038
4.25%, (Call 10/04/24)(a)(c)(e)	400	402,620
5.25%, (Call 05/16/22)(a)(c)(e)	200	206,988
5.88%, 04/13/21(b)	500	522,255
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(c)	400	404,676
5.75%, 02/24/22(c)	200	206,994
6.10%, 03/16/23(c)	200	208,274
8.25%, 10/15/24(c)	400	450,544
Zions Bancorp. N.A., 3.50%, 08/27/21	525	537,852

		379,702,476

Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(c)	200	201,902
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	2,551	2,663,601
3.70%, 02/01/24	1,380	1,482,493
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	5	5,104
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	142	145,515
Beverages & More Inc., 11.50%, 06/15/22 (Call 06/15/20)(b)	50	32,254
Coca-Cola Co. (The)
1.55%, 09/01/21	841	841,866

Security	Par (000)	Value

Beverages (continued)
1.75%, 09/06/24	$647	$652,674
2.20%, 05/25/22	445	451,568
2.50%, 04/01/23	15	15,440
3.20%, 11/01/23	95	100,854
3.30%, 09/01/21	325	333,801
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	260	265,416
2.70%, 05/09/22 (Call 04/09/22)	1,055	1,073,547
3.20%, 02/15/23 (Call 01/15/23)	565	584,882
3.75%, 05/01/21	185	189,410
4.25%, 05/01/23	552	591,319
4.75%, 11/15/24	37	41,466
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	320	324,192
2.63%, 04/29/23 (Call 01/29/23)	1,151	1,183,286
Diageo Investment Corp., 2.88%, 05/11/22	752	771,424
Heineken NV, 3.40%, 04/01/22(b)	155	160,084
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	35	36,416
3.55%, 05/25/21	465	475,746
4.06%, 05/25/23 (Call 04/25/23)	1,006	1,073,553
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	595	596,708
3.50%, 05/01/22	55	56,704
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	150	150,342
2.00%, 04/15/21 (Call 03/15/21)	15	15,069
2.25%, 05/02/22 (Call 04/02/22)	341	345,893
2.75%, 03/05/22	216	221,223
2.75%, 03/01/23	3	3,104
3.00%, 08/25/21	277	283,177
3.10%, 07/17/22 (Call 05/17/22)	320	330,816
3.60%, 03/01/24 (Call 12/01/23)	985	1,059,210
Pernod Ricard SA
4.45%, 01/15/22(b)	400	419,928
5.75%, 04/07/21(b)	150	156,761
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	205	206,972

		17,543,720

Biotechnology — 0.2%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	420	420,966
2.25%, 08/19/23 (Call 06/19/23)	550	558,492
2.65%, 05/11/22 (Call 04/11/22)	702	714,341
2.70%, 05/01/22 (Call 03/01/22)	350	356,626
3.63%, 05/15/22 (Call 02/15/22)	60	62,162
3.63%, 05/22/24 (Call 02/22/24)	87	93,137
3.88%, 11/15/21 (Call 08/15/21)	517	534,196
4.10%, 06/15/21 (Call 03/15/21)	310	318,165
Biogen Inc., 3.63%, 09/15/22	727	760,813
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	178	179,109
2.50%, 09/01/23 (Call 07/01/23)	33	33,793
3.25%, 09/01/22 (Call 07/01/22)	1,144	1,186,362
3.70%, 04/01/24 (Call 01/01/24)	1,244	1,331,466
4.40%, 12/01/21 (Call 09/01/21)	454	473,313
4.50%, 04/01/21 (Call 01/01/21)	185	189,786

		7,212,727

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.1%
Associated Materials LLC/AMH New Finance Inc., 9.00%, 01/01/24 (Call 01/01/21)(b)	$30	$26,181
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/20)(b)	95	98,595
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/01/20)(b)	142	147,485
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/20)(b)	150	155,817
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 03/02/20)(b)	95	95,155
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	357	381,704
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)	350	350,234
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/20)(b)	200	172,256
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(g)	5	5,301
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	10	10,299
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/20)	59	60,920
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	65	66,027
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(b)	125	134,805
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	5	5,392
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/20)(b)	50	51,262
5.50%, 02/15/23 (Call 02/15/20)(b)	150	152,575
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)	200	202,502
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/20)	200	207,410

		2,323,920

Chemicals — 0.6%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(b)	310	310,263
Air Products & Chemicals Inc.
2.75%, 02/03/23	65	67,122
3.00%, 11/03/21	325	332,634
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	7	7,601
Alpek SAB de CV, 5.38%, 08/08/23(c)	400	432,620
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	49	51,499
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/15/20)(b)	150	154,635
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	146	156,083
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(c)	400	410,912
Braskem Finance Ltd., 6.45%, 02/03/24	270	300,356
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	214	223,647
4.63%, 11/15/22	231	245,807
5.88%, 06/15/21	140	147,146
CF Industries Inc., 3.45%, 06/01/23	262	270,198
Chemours Co. (The), 6.63%, 05/15/23 (Call 05/15/20)	315	310,051
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.30%, 05/01/23 (Call 04/01/23)(b)	160	166,475
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(c)	1,200	1,228,476
4.63%, 03/14/23(c)	700	741,671
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(b)	150	144,575
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/20)(b)	235	245,133
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	830	853,638
3.15%, 05/15/24 (Call 04/15/24)	250	261,933
3.50%, 10/01/24 (Call 07/01/24)	285	303,083
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	1,172	1,266,639

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
3.50%, 12/01/21	$412	$424,306
3.60%, 08/15/22 (Call 05/15/22)	440	456,896
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	489	496,301
3.25%, 01/14/23 (Call 11/19/22)	405	422,046
4.35%, 12/08/21	280	293,429
Equate Petrochemical BV, 3.00%, 03/03/22(c)	800	807,240
Eurochem Finance DAC, 5.50%, 03/13/24(c)	400	437,256
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(c)	200	209,376
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(c)	200	210,624
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	140	149,520
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/20)(b)(d)	200	205,064
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/20)(b)	105	109,362
LYB International Finance BV, 4.00%, 07/15/23	812	867,135
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	250	285,818
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	2	2,085
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	495	509,796
4.25%, 11/15/23 (Call 08/15/23)	546	585,732
NewMarket Corp., 4.10%, 12/15/22	14	14,786
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	952	979,903
3.50%, 06/01/23 (Call 03/01/23)	17	17,716
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(b)	200	207,418
6.63%, 04/15/23 (Call 04/15/20)(b)	200	207,550
OCP SA, 5.63%, 04/25/24(c)	600	667,134
Olin Corp., 5.50%, 08/15/22	75	79,985
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(c)	200	212,778
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(c)	200	205,606
Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(c)	200	205,354
Phosagro OAO Via Phosagro Bond Funding DAC, 3.95%, 04/24/23(c)	200	206,908
PolyOne Corp., 5.25%, 03/15/23	189	204,122
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	259	264,685
3.20%, 03/15/23 (Call 02/15/23)	70	72,818
PQ Corp., 6.75%, 11/15/22 (Call 05/15/20)(b)	185	189,658
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	150	151,805
2.45%, 02/15/22 (Call 11/15/21)	223	226,329
2.70%, 02/21/23 (Call 11/21/22)	247	253,948
3.00%, 09/01/21	135	137,921
4.05%, 03/15/21	25	25,677
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/20)(b)	175	135,730
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	30	31,034
SABIC Capital II BV, 4.00%, 10/10/23(c)	200	211,402
Sasol Financing International Ltd., 4.50%, 11/14/22	210	216,340
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	560	600,494

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	$523	$534,276
Syngenta Finance NV
3.13%, 03/28/22	778	785,150
3.93%, 04/23/21(b)	250	254,910
4.44%, 04/24/23 (Call 03/24/23)(b)	400	419,596
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(b)	310	322,372
Valvoline Inc., 5.50%, 07/15/24 (Call 07/15/20)	125	129,481
WR Grace & Co.-Conn
5.13%, 10/01/21(b)	450	467,761
5.63%, 10/01/24(b)	25	27,628
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(c)	200	206,164

		23,978,622

Coal — 0.1%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(b)	800	786,640
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(b)(h)	100	2,368
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(c)	200	188,022
Korea Resources Corp.
2.25%, 04/19/21(c)	200	200,650
3.00%, 04/24/22(c)	200	203,868
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/20)(b)	150	139,656
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(b)	100	103,990
Yankuang Group Cayman Ltd., 6.00%, 01/30/22(c)	400	410,604

		2,035,798

Commercial Services — 0.4%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(b)	92	75,729
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(b)	200	202,604
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(c)	200	204,540
ADT Security Corp. (The)
3.50%, 07/15/22	350	355,183
4.13%, 06/15/23	200	204,060
6.25%, 10/15/21	359	380,145
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/20)(b)	200	160,132
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(b)	200	199,428
AMN Healthcare Inc., 5.13%, 10/01/24 (Call 10/01/20)(b)	7	7,250
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/20)(d)	105	102,627
7.88%, 12/01/22 (Call 12/01/20)	342	348,542
8.50%, 11/01/24 (Call 05/01/21)(b)(d)	100	106,418
8.75%, 12/01/20 (Call 03/02/20)(d)	127	127,349
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/20)	52	52,629
6.38%, 04/01/24 (Call 04/01/20)(b)	125	129,866
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	145	155,856
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(b)	150	155,670
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	513	525,409
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(c)	400	423,692
DP World Crescent Ltd., 3.91%, 05/31/23(c)	200	208,374
Emeco Pty Ltd., Series B, 9.25%, 03/31/22 (Call 03/31/20)	100	105,316
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	130	130,588
2.60%, 12/01/24 (Call 11/01/24)	508	521,142

Security	Par (000)	Value

Commercial Services (continued)
3.30%, 12/15/22 (Call 09/15/22)	$27	$27,951
3.60%, 08/15/21	250	256,277
3.95%, 06/15/23 (Call 05/15/23)	60	63,929
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	43	44,047
4.50%, 08/16/21(b)	95	98,591
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(b)	125	133,997
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	248	260,732
3.80%, 04/01/21 (Call 03/01/21)	270	275,346
4.00%, 06/01/23 (Call 05/01/23)	276	293,496
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(b)	300	304,761
6.25%, 10/15/22 (Call 10/15/20)	175	176,911
7.63%, 06/01/22 (Call 06/01/20)(b)	105	108,722
HPHT Finance 17 Ltd., 2.75%, 09/11/22(c)	400	404,000
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	754	795,274
4.13%, 08/01/23 (Call 07/01/23)	325	346,297
5.00%, 11/01/22 (Call 08/01/22)(b)	154	164,754
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(b)	275	282,884
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/20)(b)	135	73,111
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(b)	400	422,104
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/18/20)(b)	145	138,774
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	80	81,645
2.75%, 12/15/21 (Call 11/15/21)	158	160,876
4.50%, 09/01/22 (Call 06/01/22)	305	323,187
4.88%, 02/15/24 (Call 11/15/23)	14	15,501
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(b)	525	510,127
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21 (Call 03/02/20)(b)	247	247,462
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/02/20)	145	145,193
5.00%, 04/15/22 (Call 04/15/20)(b)	750	751,875
PayPal Holdings Inc.
2.20%, 09/26/22	10	10,111
2.40%, 10/01/24 (Call 09/01/24)	940	958,490
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	315	329,736
9.25%, 05/15/23 (Call 05/15/20)(b)	321	336,482
Quad/Graphics Inc., 7.00%, 05/01/22	95	90,304
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	425	445,434
RR Donnelley & Sons Co.
6.00%, 04/01/24(d)	100	102,028
6.50%, 11/15/23(d)	50	50,783
7.88%, 03/15/21	64	66,383
Service Corp. International/U.S., 8.00%, 11/15/21	75	81,803
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(b)	250	258,430
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(c)	400	403,520

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Shanhai Hong Kong International Investments Ltd., 4.10%, 09/27/22(c)	$400	$399,296
WEX Inc., 4.75%, 02/01/23 (Call 02/01/20)(b)	125	125,908

		15,449,081

Computers — 0.7%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	475	475,233
1.70%, 09/11/22	115	115,516
1.80%, 09/11/24 (Call 08/11/24)	590	593,599
2.10%, 09/12/22 (Call 08/12/22)	408	413,455
2.15%, 02/09/22	318	321,930
2.25%, 02/23/21 (Call 01/23/21)	920	925,281
2.30%, 05/11/22 (Call 04/11/22)	522	530,686
2.40%, 01/13/23 (Call 12/13/22)	745	763,580
2.40%, 05/03/23	1,391	1,425,747
2.50%, 02/09/22 (Call 01/09/22)	695	707,392
2.70%, 05/13/22	235	241,103
2.85%, 05/06/21	975	990,912
2.85%, 02/23/23 (Call 12/23/22)	490	507,581
2.85%, 05/11/24 (Call 03/11/24)	653	682,783
3.00%, 02/09/24 (Call 12/09/23)	799	838,151
3.45%, 05/06/24	607	651,475
Dell Inc., 4.63%, 04/01/21	120	122,953
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	572	609,517
4.42%, 06/15/21 (Call 05/15/21)(b)	1,460	1,504,574
5.45%, 06/15/23 (Call 04/15/23)(b)	1,065	1,166,431
5.88%, 06/15/21 (Call 06/15/20)(b)	323	326,637
7.13%, 06/15/24 (Call 06/15/20)(b)	500	525,820
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 04/15/20)(d)	150	145,205
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	333	356,333
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	330	335,174
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)(d)	250	102,258
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	250	256,355
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/20)(b)	250	217,190
9.25%, 03/01/21 (Call 03/01/20)(b)(d)	170	170,417
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	520	524,550
3.50%, 10/05/21 (Call 09/05/21)	45	46,173
4.40%, 10/15/22 (Call 08/15/22)	697	737,579
HP Inc.
4.05%, 09/15/22	235	247,833
4.38%, 09/15/21	54	55,939
4.65%, 12/09/21	159	166,616
IBM Credit LLC
2.20%, 09/08/22	100	101,263
2.65%, 02/05/21	415	418,847
3.00%, 02/06/23	760	788,979
3.60%, 11/30/21	315	326,227
International Business Machines Corp.
1.88%, 08/01/22	400	402,048
2.25%, 02/19/21	100	100,640
2.50%, 01/27/22	450	457,519
2.80%, 05/13/21	500	507,545
2.85%, 05/13/22	1,140	1,170,028
3.00%, 05/15/24	900	944,721
3.38%, 08/01/23	100	105,644

Security	Par (000)	Value

Computers (continued)
3.63%, 02/12/24	$610	$654,201
Lenovo Group Ltd.
3.88%, 03/16/22(c)	400	403,968
4.75%, 03/29/23(c)	400	414,012
Lenovo Perpetual Securities Ltd., 5.38%, (Call 03/16/22)(a)(c)(e)	200	200,812
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)	239	241,261
6.38%, 12/15/23 (Call 12/15/20)	250	256,158
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	36	37,794
3.38%, 06/15/21 (Call 04/15/21)	135	137,489
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	157	162,374
4.75%, 06/01/23	207	218,633
4.88%, 03/01/24 (Call 01/01/24)	250	267,163

		26,119,304

Cosmetics & Personal Care — 0.2%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(b)	205	212,474
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(b)	206	214,565
Avon Products Inc., 7.00%, 03/15/23	175	191,081
Colgate-Palmolive Co.
2.10%, 05/01/23	266	270,775
2.25%, 11/15/22	122	124,324
3.25%, 03/15/24	2	2,138
Edgewell Personal Care Co.
4.70%, 05/19/21	225	230,603
4.70%, 05/24/22	150	154,917
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	190,334
2.00%, 12/01/24 (Call 11/01/24)	1,220	1,236,580
Natura Cosmeticos SA, 5.38%, 02/01/23 (Call 02/01/21)(c)	200	209,416
Procter & Gamble Co. (The)
1.70%, 11/03/21	225	225,945
1.85%, 02/02/21	290	290,592
2.15%, 08/11/22	437	444,320
2.30%, 02/06/22	497	505,265
3.10%, 08/15/23	49	51,776
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/02/20)(d)	125	110,179
6.25%, 08/01/24 (Call 08/01/20)	100	45,476
Unilever Capital Corp.
1.38%, 07/28/21	150	149,466
2.20%, 05/05/22 (Call 04/05/22)	760	768,383
2.60%, 05/05/24 (Call 03/05/24)	250	258,570
3.00%, 03/07/22	100	102,731
3.25%, 03/07/24 (Call 02/07/24)	300	317,628
4.25%, 02/10/21	125	128,110

		6,435,648

Distribution & Wholesale — 0.1%
Anixter Inc.
5.13%, 10/01/21	155	161,582
5.50%, 03/01/23	125	133,896
Chongqing Nan’an Urban Construction & Development
Group Co. Ltd.
4.66%, 06/04/24(c)	400	410,612
5.88%, 06/18/22(c)	200	208,916

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(b)(i)	$100	$104,279
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.88%, 07/05/22(c)	400	402,440
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(c)	200	209,694
Mitsubishi Corp., 2.50%, 07/09/24(c)	250	254,760
Performance Food Group Inc., 5.50%, 06/01/24 (Call 06/01/20)(b)	125	127,526
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(c)	200	202,482
Sumitomo Corp., 2.60%, 07/09/24 (Call 06/09/24)(c)	500	510,665
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(b)	225	231,536

		2,958,388

Diversified Financial Services — 2.0%
ABCL Glory Capital Ltd., 2.50%, 06/21/21(c)	750	753,322
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	350	372,487
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	150	153,099
3.50%, 05/26/22 (Call 04/26/22)	300	309,192
4.13%, 07/03/23 (Call 06/03/23)	500	530,120
4.45%, 12/16/21 (Call 11/16/21)	500	521,565
4.50%, 05/15/21	495	510,919
4.63%, 07/01/22	315	333,053
4.88%, 01/16/24 (Call 12/16/23)	235	257,452
AIG Global Funding
1.90%, 10/06/21(b)	75	75,188
2.70%, 12/15/21(b)	25	25,392
3.35%, 06/25/21(b)	180	183,955
Air Lease Corp.
2.25%, 01/15/23	10	10,079
2.30%, 02/01/25 (Call 01/01/25)	300	300,405
2.50%, 03/01/21	395	397,864
2.63%, 07/01/22 (Call 06/01/22)	679	688,873
2.75%, 01/15/23 (Call 12/15/22)	255	260,286
3.00%, 09/15/23 (Call 07/15/23)	462	476,969
3.38%, 06/01/21 (Call 05/01/21)	204	207,756
3.50%, 01/15/22	85	87,585
3.75%, 02/01/22 (Call 12/01/21)	80	82,570
3.88%, 04/01/21 (Call 03/01/21)	105	107,243
3.88%, 07/03/23 (Call 06/03/23)	523	553,637
4.25%, 02/01/24 (Call 01/01/24)	410	442,128
4.25%, 09/15/24 (Call 06/15/24)	35	37,915
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	72	76,380
4.40%, 09/25/23 (Call 08/25/23)	422	452,857
5.00%, 04/01/23	247	267,575
5.13%, 03/15/21	205	211,829
5.50%, 02/15/22	393	418,238
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	581	614,222
4.13%, 02/13/22	245	254,719
4.25%, 04/15/21	150	153,779
4.63%, 05/19/22	228	240,091
5.13%, 09/30/24	387	431,199
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	790	804,441
2.50%, 07/30/24 (Call 06/29/24)	1,115	1,142,529
2.65%, 12/02/22	275	281,919
3.38%, 05/17/21 (Call 04/17/21)	100	102,056
3.40%, 02/27/23 (Call 01/27/23)	901	943,374

Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 02/22/24 (Call 01/22/24)	$675	$714,373
3.70%, 11/05/21 (Call 10/05/21)	215	222,031
3.70%, 08/03/23 (Call 07/03/23)	475	504,896
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	770	775,174
2.70%, 03/03/22 (Call 01/31/22)	725	739,427
Ameriprise Financial Inc.
3.00%, 03/22/22	437	447,999
4.00%, 10/15/23	425	458,367
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 01/14/24)(a)(b)	200	205,102
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/03/21)(b)	200	194,228
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(b)	200	207,916
Avolon Holdings Funding Ltd.
3.63%, 05/01/22 (Call 04/01/22)(b)	200	205,702
3.95%, 07/01/24 (Call 06/01/24)(b)	265	279,024
5.13%, 10/01/23 (Call 09/01/23)(b)	270	293,547
5.25%, 05/15/24 (Call 04/15/24)(b)	233	256,743
5.50%, 01/15/23 (Call 12/15/22)(b)	275	297,789
Azure Nova International Finance Ltd.
2.63%, 11/01/21(c)	400	400,904
3.50%, 03/21/22(c)	200	204,154
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(c)	200	207,252
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(c)	400	422,208
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	27	27,550
5.38%, 07/24/23	440	475,504
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(c)	400	400,520
3.50%, 10/10/24 (Call 09/10/24)(c)	200	210,374
4.00%, 01/25/24 (Call 12/25/23)(c)	400	425,384
4.38%, 05/02/23(c)	200	212,708
Bocom Leasing Management Hong Kong Co. Ltd.
4.00%, 01/22/22(c)	200	206,246
4.38%, 01/22/24(c)	200	213,820
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	530	571,605
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	250	269,662
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(a)	1,500	1,505,025
2.28%, 01/28/26 (Call 01/28/25)(a)	1,500	1,509,525
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	710	726,990
3.20%, 01/30/23 (Call 12/30/22)	770	799,075
3.30%, 10/30/24 (Call 09/30/24)	50	52,704
3.45%, 04/30/21 (Call 03/30/21)	370	377,226
3.50%, 06/15/23	425	446,645
3.75%, 04/24/24 (Call 03/24/24)	90	96,128
3.90%, 01/29/24 (Call 12/29/23)	928	993,359
4.75%, 07/15/21	395	411,633
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21(c)	200	200,662
3.50%, 05/16/24(c)	400	417,672
CDBL Funding 1, 3.00%, 04/24/23(c)	400	407,264
CDBL Funding 2
2.97%, 07/18/21, (3 mo. LIBOR US + 1.150%)(c)(f)	200	200,494
3.75%, 03/11/22(c)	400	411,232

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	$215	$221,330
3.25%, 05/21/21 (Call 04/21/21)	495	504,945
3.55%, 02/01/24 (Call 01/01/24)	95	101,511
Charming Light Investments Ltd., 2.38%, 08/30/21(c)	400	399,128
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22(c)	500	512,910
3.88%, 02/08/23(c)	200	208,094
4.10%, 03/09/24(c)	400	425,124
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(c)	200	200,708
3.13%, 08/31/22(c)	800	813,704
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(c)(e)	400	407,748
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(c)(e)	400	411,300
CICC Hong Kong Finance 2016 MTN Ltd.
2.94%, 05/03/22, (3 mo. LIBOR US + 1.175%)(c)(f)	200	200,962
3.38%, 05/03/22(c)	200	203,478
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	10	10,711
CITIC Securities Finance MTN Co. Ltd., 2.75%, 10/24/22(c)	400	403,788
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(c)	200	200,228
CME Group Inc., 3.00%, 09/15/22	215	222,497
CPPIB Capital Inc., 2.25%, 01/25/22(b)(d)	2,000	2,029,760
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(b)	15	15,680
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	40	40,934
Discover Financial Services
3.85%, 11/21/22	55	57,676
3.95%, 11/06/24 (Call 08/06/24)	2	2,151
5.20%, 04/27/22	100	106,902
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(c)	200	203,452
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	286	292,635
Eaton Vance Corp., 3.63%, 06/15/23	30	31,671
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(b)	98	96,989
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(b)	162	175,195
Franklin Resources Inc., 2.80%, 09/15/22	50	51,341
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(b)(i)	600	614,412
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(b)	195	200,895
GTLK Europe DAC, 5.13%, 05/31/24(c)	200	210,992
Haitong International Securities Group Ltd., 3.38%, 07/19/24(c)	400	412,564
Horse Gallop Finance Ltd., 3.25%, 05/30/22(c)	1,100	1,121,483
HSBC Finance Corp., 6.68%, 01/15/21	150	156,012
Huarong Finance 2017 Co. Ltd.
3.23%, 07/03/23, (3 mo. LIBOR US + 1.325%)(c)(f)	200	200,634
3.75%, 04/27/22(c)	1,200	1,232,100
4.00%, (Call 11/07/22)(a)(c)(e)	400	405,436
ICBCIL Finance Co. Ltd.
2.95%, 11/20/24(c)(f)	200	201,228
3.01%, 05/15/23, (3 mo. LIBOR US + 1.1%)(c)(f)	200	201,406
3.13%, 11/15/22(c)	300	305,673
3.38%, 04/05/22(c)	550	561,165
3.65%, 03/05/22(c)	400	410,076
3.75%, 03/05/24(c)	400	421,908

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	$215	$218,388
4.00%, 10/15/23	793	857,423
International Lease Finance Corp.
4.63%, 04/15/21	460	474,600
5.88%, 08/15/22	725	793,193
8.63%, 01/15/22	70	78,788
Invesco Finance PLC
3.13%, 11/30/22	5	5,178
4.00%, 01/30/24	285	307,250
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/24 (Call 08/15/20)(b)	200	205,906
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	236	258,297
Jefferies Group LLC
5.13%, 01/20/23	450	488,367
6.88%, 04/15/21	220	232,349
Joy Treasure Assets Holdings Inc., 2.88%, 09/24/24(c)	600	608,040
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	200	204,760
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	305	307,562
2.00%, 03/03/25 (Call 02/03/25)	900	912,078
3.38%, 04/01/24	95	101,992
Mirae Asset Daewoo Co. Ltd., 3.38%, 05/07/24(c)	200	207,148
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	225	230,641
3.56%, 02/28/24 (Call 01/28/24)(b)	200	210,240
3.96%, 09/19/23 (Call 08/19/23)(b)	560	594,300
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	520	565,635
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(b)	330	350,460
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 02/15/20)	91	91,001
6.50%, 06/01/22 (Call 02/15/20)	100	100,098
Navient Corp.
5.50%, 01/25/23	300	314,346
5.88%, 10/25/24	250	263,877
6.13%, 03/25/24	375	400,031
6.50%, 06/15/22	325	347,626
6.63%, 07/26/21	250	263,788
7.25%, 01/25/22	250	269,412
7.25%, 09/25/23	225	249,685
Nomura Holdings Inc., 2.65%, 01/16/25	1,000	1,015,350
Nuveen Finance LLC, 4.13%, 11/01/24(b)	82	90,059
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(b)	100	86,915
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	501,500
Oppenheimer Holdings Inc., 6.75%, 07/01/22 (Call 07/01/20)	19	19,492
Orient HuiZhi Ltd., 3.63%, 11/30/22(c)	250	254,915
ORIX Corp.
2.90%, 07/18/22	155	158,252
3.20%, 01/19/22(c)	200	204,650
4.05%, 01/16/24	350	377,335
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/20)(b)	125	128,774
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(b)	200	203,040
4.50%, 03/15/23 (Call 02/15/23)(b)	401	425,224
5.25%, 08/15/22 (Call 07/15/22)(b)	762	815,073

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 02/15/24(b)	$460	$509,556
Power Finance Corp. Ltd.
3.25%, 09/16/24(c)	400	404,256
3.75%, 06/18/24(c)	400	411,580
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	145	149,030
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	200	211,278
REC Ltd.
3.38%, 07/25/24(c)	400	404,488
5.25%, 11/13/23(c)	200	215,516
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(c)	200	205,712
SIHC International Capital Ltd., 4.35%, 09/26/23(c)	200	210,298
SLM Corp., 5.13%, 04/05/22 (Call 03/15/22)	60	62,095
Soar Wise Ltd., 3.50%, 05/31/22(c)	400	407,384
SPARC EM SPC Panama Metro Line 2 SP, 0.00% 12/05/22(c)(j)	127	121,995
Springleaf Finance Corp.
5.63%, 03/15/23	400	428,736
6.13%, 05/15/22	425	453,789
6.13%, 03/15/24 (Call 09/15/23)	441	482,913
7.75%, 10/01/21	200	215,156
8.25%, 12/15/20	275	287,743
8.25%, 10/01/23	121	140,926
State Elite Global Ltd.
2.25%, 10/20/21(c)	800	801,352
2.75%, 06/13/22(c)	800	810,584
Stifel Financial Corp., 4.25%, 07/18/24	7	7,603
Sunrise Cayman Ltd., 5.25%, 03/11/24(c)	200	210,746
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	32	32,622
3.75%, 08/15/21 (Call 06/15/21)	731	748,997
4.25%, 08/15/24 (Call 05/15/24)	990	1,061,785
4.38%, 03/19/24 (Call 02/19/24)	75	80,616
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	375	383,974
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(b)	139	129,794
USAA Capital Corp., 2.00%, 06/01/21(b)	150	150,675
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	277	281,285
2.80%, 12/14/22 (Call 10/14/22)	745	769,317
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 11/15/20)(b)	115	118,228
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	285	294,300
4.25%, 06/09/23 (Call 05/09/23)	330	351,169
Xingsheng BVI Co. Ltd., 3.38%, 07/25/22(c)	400	406,760

		74,643,937

Electric — 1.5%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(c)	200	203,506
3.63%, 01/12/23(b)	730	753,900
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	295	299,407
AES Corp./VA
4.00%, 03/15/21	125	126,844
4.50%, 03/15/23 (Call 03/15/20)	175	178,530
4.88%, 05/15/23 (Call 05/15/20)	160	161,971
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(c)	600	644,118
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	225	228,564

Security	Par (000)	Value

Electric (continued)
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	$75	$79,012
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	480	489,053
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	45	46,560
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(b)(d)	200	210,098
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)	35	36,718
3.50%, 11/15/21 (Call 08/15/21)	8	8,220
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	228	234,888
3.75%, 11/15/23 (Call 08/15/23)	80	85,515
Bi Hai Co. Ltd., 6.25%, 03/05/22(c)	200	208,784
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	200	214,270
Calpine Corp.
5.50%, 02/01/24 (Call 02/01/20)	200	202,882
5.75%, 01/15/25 (Call 10/15/20)	400	411,012
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	800	936,096
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)	440	440,911
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	385	390,463
2.50%, 09/01/24 (Call 08/01/24)	65	66,191
3.60%, 11/01/21	298	306,755
3.85%, 02/01/24 (Call 01/01/24)	155	165,453
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(c)	600	630,720
CGNPC International Ltd.
2.75%, 07/02/24(c)	400	409,136
3.88%, 09/11/23(c)	200	211,120
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(c)(d)	400	405,888
Chugoku Electric Power Co. Inc., 2.40%, 08/27/24(c)	500	505,390
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(c)	200	204,068
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	165	174,582
Comision Federal de Electricidad, 4.88%, 05/26/21(c)	200	206,618
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	102,124
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	560	561,602
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	20	20,473
3.38%, 08/15/23 (Call 05/15/23)	3	3,158
Dominion Energy Inc.
2.45%, 01/15/23(b)	460	465,837
2.72%, 08/15/21(g)	415	419,279
3.07%, 08/15/24(g)	582	605,111
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	254,633
Series B, 2.75%, 09/15/22 (Call 06/15/22)	32	32,620
Series C, 2.00%, 08/15/21 (Call 07/15/21)	105	105,229
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	226	239,524
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	25	26,747
DTE Energy Co.
2.25%, 11/01/22	200	201,616
Series B, 2.60%, 06/15/22	50	50,705
Series B, 3.30%, 06/15/22 (Call 04/15/22)	175	180,002
Series C, 2.53%, 10/01/24	100	101,971
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,161	1,222,823
Series D, 3.70%, 08/01/23 (Call 07/01/23)	250	263,970

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	$41	$41,961
3.05%, 03/15/23 (Call 03/15/23)	409	424,828
3.35%, 05/15/22	105	108,865
3.90%, 06/15/21 (Call 03/15/21)	325	333,213
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	907	908,578
2.40%, 08/15/22 (Call 07/15/22)	140	142,079
3.05%, 08/15/22 (Call 05/15/22)	100	102,681
3.55%, 09/15/21 (Call 06/15/21)	809	829,087
3.75%, 04/15/24 (Call 01/15/24)	350	374,591
3.95%, 10/15/23 (Call 07/15/23)	110	117,542
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	40	42,563
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	57	60,108
Edison International
2.40%, 09/15/22 (Call 08/15/22)	415	416,224
2.95%, 03/15/23 (Call 01/15/23)	212	215,604
3.13%, 11/15/22 (Call 10/15/22)	5	5,103
3.55%, 11/15/24 (Call 10/15/24)	180	188,199
EDP Finance BV, 3.63%, 07/15/24(b)	510	536,872
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(e)	1,000	1,053,490
5.63%, (Call 01/22/24)(a)(b)(e)	500	533,600
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	335	338,715
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(a)(c)	590	616,821
Enel Finance International NV
2.65%, 09/10/24(b)	610	621,242
2.75%, 04/06/23(b)	330	335,551
2.88%, 05/25/22(b)	760	773,262
4.25%, 09/14/23(b)	1,145	1,226,833
Engie SA, 2.88%, 10/10/22(b)	160	163,915
Entergy Arkansas LLC
3.70%, 06/01/24 (Call 03/01/24)	5	5,358
3.75%, 02/15/21 (Call 11/15/20)	75	76,136
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	299	313,011
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	37	39,670
5.40%, 11/01/24	2	2,319
Eskom Holdings SOC Ltd., 6.75%, 08/06/23(c)	400	404,988
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	330	335,306
4.85%, 06/01/21 (Call 03/01/21)	140	144,392
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	12	12,456
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	325	327,434
2.80%, 05/01/23 (Call 02/01/23)	255	261,342
Series K, 2.75%, 03/15/22 (Call 02/15/22)	362	368,874
Series L, 2.90%, 10/01/24 (Call 08/01/24)	20	20,735
Series N, 3.80%, 12/01/23 (Call 11/01/23)	585	622,990
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	100,662
3.50%, 06/01/22 (Call 05/01/22)	599	617,335
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	250	256,958
4.25%, 06/15/22 (Call 03/15/22)	220	230,094
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	574	585,922
Series B, 4.25%, 03/15/23 (Call 12/15/22)	420	447,166

Security	Par (000)	Value

Electric (continued)
Georgia Power Co.
2.85%, 05/15/22	$10	$10,231
Series A, 2.20%, 09/15/24 (Call 08/15/24)	83	83,996
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	420	443,743
Israel Electric Corp. Ltd.
6.88%, 06/21/23(c)	200	228,410
Series 6, 5.00%, 11/12/24(b)	400	443,836
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	125	127,425
3.65%, 06/15/24 (Call 03/15/24)	2	2,123
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	400	439,960
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(c)	200	203,450
Korea East-West Power Co. Ltd., 3.88%, 07/19/23(c)	400	425,040
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	600	616,794
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(c)	200	205,846
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	520	558,251
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	540	541,706
2.30%, 09/15/22 (Call 08/15/22)	315	319,498
2.40%, 04/25/22 (Call 03/25/22)	45	45,699
2.70%, 02/15/23 (Call 12/15/22)	260	267,246
2.90%, 03/15/21	75	76,044
2.95%, 02/07/24 (Call 12/07/23)	480	501,163
3.05%, 02/15/22 (Call 11/15/21)	215	220,347
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	40	40,115
2.40%, 09/01/21	274	276,841
2.80%, 01/15/23 (Call 12/15/22)	39	40,044
2.90%, 04/01/22	452	462,514
3.15%, 04/01/24 (Call 03/01/24)	550	577,330
3.20%, 02/25/22	16	16,445
4.50%, 06/01/21 (Call 03/01/21)	400	411,716
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(b)	250	260,700
4.25%, 09/15/24 (Call 07/15/24)(b)	200	207,952
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	80	80,767
2.60%, 05/15/23 (Call 11/15/22)	39	39,947
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(b)	325	339,693
NTPC Ltd.
3.75%, 04/03/24(c)	400	415,192
4.75%, 10/03/22(c)	200	211,472
Ohio Power Co., Series M, 5.38%, 10/01/21	163	172,863
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	51	52,891
4.10%, 06/01/22 (Call 03/01/22)	70	73,254
7.00%, 09/01/22	275	310,500
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	35	35,768
3.60%, 04/01/24 (Call 01/01/24)	60	64,001
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	200	200,156
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(c)	500	529,300
PNM Resources Inc., 3.25%, 03/09/21	100	101,487
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	310	329,505
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(c)	400	414,804

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	$25	$26,067
3.50%, 12/01/22 (Call 09/01/22)	555	575,962
4.20%, 06/15/22 (Call 03/15/22)	135	141,314
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	15	15,278
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	115	117,684
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	370	374,928
3.85%, 06/01/23 (Call 05/01/23)	470	496,973
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	25	25,318
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)	200	210,446
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	200	200,648
2.65%, 11/15/22 (Call 10/15/22)	193	197,124
2.88%, 06/15/24 (Call 05/15/24)	89	92,111
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	125	134,734
6.00%, 09/01/21	109	116,003
San Diego Gas & Electric Co.
3.00%, 08/15/21	295	300,413
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	10	10,565
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(c)	200	208,396
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(c)	450	465,746
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(c)	200	212,128
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(c)	600	640,062
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	317	324,668
2.90%, 02/01/23 (Call 01/01/23)	285	293,285
3.55%, 06/15/24 (Call 03/15/24)	92	97,503
4.05%, 12/01/23 (Call 09/01/23)	100	107,267
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(c)(e)	400	413,872
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	20	20,416
Series A, 2.90%, 03/01/21	215	217,511
Series D, 3.40%, 06/01/23 (Call 05/01/23)	135	141,642
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	1,357	1,366,716
2.95%, 07/01/23 (Call 05/01/23)	465	481,298
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	275	287,081
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	263	265,848
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(c)	300	303,477
SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.25%, 10/30/21(c)	200	205,530
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(c)	800	827,152
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(c)	400	406,672
3.75%, 05/02/23(c)	700	737,016
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 06/02/21(c)	200	200,450
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	179	186,724
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	35	37,183
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	222	228,016
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)	100	102,094

Security	Par (000)	Value

Electric (continued)
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(b)	$715	$738,917
WEC Energy Group Inc., 3.38%, 06/15/21	150	153,254
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	10	10,170
Wisconsin Public Service Corp., 3.35%, 11/21/21	255	262,653
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	260	261,773
2.60%, 03/15/22 (Call 02/15/22)	50	50,802
Yunnan Energy Investment Overseas Finance Co. Ltd., 6.25%, 11/29/21(c)	400	416,176

		55,552,473

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	238	242,206
2.63%, 02/15/23 (Call 11/15/22)	65	66,821
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	45	47,544
Schneider Electric SE, 2.95%, 09/27/22(b)	25	25,740
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 03/02/20)	185	186,328
5.38%, 06/15/24 (Call 06/15/20)	24	24,807

		593,446

Electronics — 0.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	60	61,825
3.88%, 07/15/23 (Call 04/15/23)	111	117,638
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	30	31,414
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	25	26,223
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	20	20,793
3.50%, 04/01/22 (Call 02/01/22)	90	92,419
4.50%, 03/01/23 (Call 12/01/22)	43	45,479
Avnet Inc., 4.88%, 12/01/22	336	358,640
Competition Team Technologies Ltd., 3.75%, 03/12/24(c)	400	419,136
Flex Ltd., 5.00%, 02/15/23	340	366,177
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	301	302,511
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	702	705,707
2.15%, 08/08/22 (Call 07/08/22)	165	167,227
2.30%, 08/15/24 (Call 07/15/24)	250	256,330
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	110	113,555
5.45%, 12/15/24 (Call 09/15/24)	69	72,696
Jabil Inc., 4.70%, 09/15/22	155	165,504
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	15	16,574
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	132	134,223
2.80%, 12/15/21 (Call 11/15/21)	212	215,716
3.13%, 11/15/22 (Call 08/15/22)	75	77,427
3.65%, 09/15/23 (Call 08/15/23)	623	660,193
Sensata Technologies BV
4.88%, 10/15/23(b)	165	175,798
5.63%, 11/01/24(b)	150	165,538
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	475	487,469
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	293	311,679
Tsinghua Unic Ltd., 5.38%, 01/31/23(c)	400	302,560

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	$40	$41,200

		5,911,651

Energy – Alternate Sources — 0.0%
Azure Power Energy Ltd., 5.50%, 11/03/22 (Call 08/03/20)(c)	500	512,810
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(c)	200	202,908
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/20)(b)	125	128,546
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	150	154,440

		998,704

Engineering & Construction — 0.2%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(b)	75	77,400
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	275	305,269
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	75	77,799
Chang Development International Ltd., 5.70%, 11/08/21(c)	200	206,508
Chengdu Economic & Technological Development Zone State-Owned Assets Investment, 7.50%, 02/12/22(c)	200	203,170
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(c)(e)	300	303,231
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(c)	200	203,384
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(a)(c)(e)	400	420,104
Chongqing International Logistics Hub Park Construction Co. Ltd., 3.25%, 09/06/21(c)	200	197,044
CRCC Yuxiang Ltd., 3.50%, 05/16/23(c)	200	206,700
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21(c)	200	200,870
2.90%, 07/05/22(c)	800	809,216
Dianjian Haiyu Ltd.
3.50%, (Call 06/12/22)(a)(c)(e)	400	401,148
4.30%, (Call 06/20/24)(a)(c)(e)	400	412,432
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	22	22,611
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	106	111,929
Hongkong International Qingdao Co. Ltd.
4.00%, 10/08/24(c)	200	199,376
4.25%, 12/04/22(c)	200	200,960
MasTec Inc., 4.88%, 03/15/23 (Call 03/15/20)	130	131,344
New Enterprise Stone & Lime Co. Inc., 10.13%, 04/01/22 (Call 04/01/20)(b)	100	105,057
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	127	134,183
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23 (Call 02/01/20)	50	50,043
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(c)	400	406,836
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22(c)	400	403,260

		5,789,874

Entertainment — 0.1%
CCM Merger Inc., 6.00%, 03/15/22 (Call 03/15/20)(b)	33	33,653
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/20)	30	30,787
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)	200	202,854
5.13%, 12/15/22 (Call 12/15/20)	125	126,338
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(b)	200	211,202

Security	Par (000)	Value

Entertainment (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/20)(b)	$75	$78,002
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(b)	125	143,634
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/20)(b)	65	67,441
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(b)	600	628,518
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(b)	154	163,018
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(b)	175	171,493
6.38%, 02/01/24 (Call 02/01/21)(b)	175	175,541
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 11/01/20)(b)	25	25,869
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/20)(b)	175	177,588
Scientific Games International Inc., 6.63%, 05/15/21 (Call 05/15/20)	125	126,055
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/20)(b)	225	229,844
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/20)(b)	50	51,702
5.00%, 08/01/23 (Call 08/01/20)(b)	107	109,314

		2,752,853

Environmental Control — 0.1%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/10/20)(b)	50	52,166
Capital Environment Holdings Ltd., 5.63%, 09/11/21(c)	200	208,120
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/01/20)	105	107,078
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(b)	135	137,884
5.63%, 05/01/22 (Call 05/01/20)(b)	100	101,690
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	474	485,594
3.55%, 06/01/22 (Call 03/01/22)	771	799,088
4.75%, 05/15/23 (Call 02/15/23)	65	70,621
5.25%, 11/15/21	30	31,854
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/21)(b)	200	209,222
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(b)	175	177,964
Tuspark Forward Ltd., 6.95%, 06/18/22(c)	200	169,472
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	150	153,058
2.90%, 09/15/22 (Call 06/15/22)	79	81,337
2.95%, 06/15/24 (Call 05/15/24)	663	693,531
3.50%, 05/15/24 (Call 02/15/24)	25	26,631
4.60%, 03/01/21 (Call 12/01/20)	25	25,608

		3,530,918

Food — 0.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(b)	125	127,135
6.63%, 06/15/24 (Call 06/15/20)	400	416,272
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 07/15/20)(b)	81	81,405
Campbell Soup Co.
2.50%, 08/02/22	115	116,429
3.65%, 03/15/23 (Call 02/15/23)	915	960,393
Cencosud SA, 4.88%, 01/20/23(b)	210	218,585

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
China Mengniu Dairy Co. Ltd., 4.25%, 08/07/23(c)	$400	$424,008
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	37	38,273
3.80%, 10/22/21	458	474,044
4.30%, 05/01/24 (Call 04/01/24)	1,005	1,095,199
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	250	251,138
2.59%, 11/02/23 (Call 09/02/23)(b)	500	511,980
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/20)(b)	175	85,349
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	250	254,933
3.15%, 12/15/21 (Call 09/15/21)	441	451,134
3.20%, 04/16/21	135	137,406
3.70%, 10/17/23 (Call 09/17/23)	384	408,756
Grupo Bimbo SAB de CV
4.50%, 01/25/22(c)	400	418,112
5.95%, (Call 04/17/23)(a)(c)(e)	400	425,636
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	325	330,457
3.10%, 05/15/21	50	50,942
3.38%, 05/15/23 (Call 04/15/23)	406	429,617
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/20)	100	102,008
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 07/15/20)(b)	600	617,148
JGSH Philippines Ltd., 4.38%, 01/23/23(c)	200	208,098
JM Smucker Co. (The)
3.00%, 03/15/22	23	23,533
3.50%, 10/15/21	20	20,553
Kellogg Co., 2.65%, 12/01/23	17	17,464
Kraft Heinz Foods Co.
3.38%, 06/15/21	325	331,585
4.00%, 06/15/23 (Call 05/15/23)	428	453,958
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	400	402,924
2.80%, 08/01/22 (Call 07/01/22)	25	25,590
2.95%, 11/01/21 (Call 10/01/21)	72	73,380
3.40%, 04/15/22 (Call 01/15/22)	50	51,496
3.85%, 08/01/23 (Call 05/01/23)	193	205,655
4.00%, 02/01/24 (Call 11/01/23)	285	306,717
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	300	315,351
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(c)	400	422,020
7.00%, 03/15/24 (Call 03/15/20)(c)	400	414,652
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	337	343,841
3.15%, 08/15/24 (Call 06/15/24)	47	49,351
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(b)	250	250,860
2.13%, 09/19/22(b)	200	201,564
2.25%, 09/19/24 (Call 08/19/24)(b)	200	202,766
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	475	501,039
4.00%, 02/01/24 (Call 11/01/23)	28	30,205
Nestle Holdings Inc.
1.38%, 07/13/21(c)	200	199,422
2.38%, 11/17/22(c)	80	81,746
3.10%, 09/24/21 (Call 08/24/21)(b)	250	255,840
3.13%, 03/22/23(c)	30	31,394

Security	Par (000)	Value

Food (continued)
3.35%, 09/24/23 (Call 08/24/23)(b)	$855	$902,452
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(b)	200	203,184
Smithfield Foods Inc., 2.65%, 10/03/21 (Call 09/03/21)(b)	225	225,041
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	105	106,097
2.60%, 06/12/22	93	94,685
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/20)	150	150,377
6.00%, 02/15/24 (Call 02/15/20)(b)	175	180,563
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	229	230,876
3.90%, 09/28/23 (Call 08/28/23)	310	331,471
3.95%, 08/15/24 (Call 05/15/24)	30	32,471
4.50%, 06/15/22 (Call 03/15/22)	481	507,657

		16,812,237

Forest Products & Paper — 0.1%
Cascades Inc., 5.75%, 07/15/23 (Call 07/15/20)(b)	108	110,663
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 02/01/20)(d)	125	125,710
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	103,797
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	250	273,163
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	244	249,065
3.73%, 07/15/23 (Call 04/15/23)(b)	200	211,108
8.00%, 01/15/24	29	35,563
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	685	729,724
Mercer International Inc.
6.50%, 02/01/24 (Call 02/01/20)	100	103,210
7.38%, 01/15/25 (Call 01/15/21)	144	152,857
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/15/20)(d)	159	159,283

		2,254,143

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	280	298,217
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(c)	300	302,373
British Transco International Finance BV, 0.00% 11/04/21(c)(j)	270	260,250
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	285	297,623
China Resources Gas Group Ltd., 4.50%, 04/05/22(b)	400	417,764
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	23	24,157
Series A, 2.50%, 11/15/24 (Call 10/15/24)	397	403,070
Korea Gas Corp.
1.88%, 07/18/21(c)	200	200,276
2.75%, 07/20/22(c)	200	204,354
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	37	38,524
4.90%, 12/01/21 (Call 09/01/21)	50	52,225
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	150	157,734
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	600	656,322
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(b)	155	151,782
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	200	211,366
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/20)(b)	195	197,868

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Talent Yield Investments Ltd., 4.50%, 04/25/22(b)	$200	$208,464

		4,082,369

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/20)(b)(d)	150	138,188
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(b)	210	220,859
Stanley Black & Decker Inc.
2.90%, 11/01/22	150	154,170
3.40%, 12/01/21 (Call 09/01/21)	221	226,666

		739,883

Health Care – Products — 0.2%
Abbott Laboratories
2.55%, 03/15/22	174	177,407
3.40%, 11/30/23 (Call 09/30/23)	186	197,658
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(b)	500	531,470
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	184	184,132
Boston Scientific Corp.
3.38%, 05/15/22	23	23,800
3.45%, 03/01/24 (Call 02/01/24)	464	490,536
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	40	41,450
3.20%, 06/15/22 (Call 03/15/22)	50	51,536
DH Europe Finance II Sarl
2.05%, 11/15/22	212	213,688
2.20%, 11/15/24 (Call 10/15/24)	130	132,084
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/20)(b)	105	104,164
Kinetic Concepts Inc./KCI USA Inc., 12.50%, 11/01/21 (Call 05/01/20)(b)	125	127,927
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	27	27,851
3.15%, 03/15/22	1,244	1,284,057
3.63%, 03/15/24 (Call 12/15/23)	270	289,024
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/02/20)(b)	97	96,850
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	390	393,584
3.38%, 05/15/24 (Call 02/15/24)	10	10,603
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	467	483,714
4.15%, 02/01/24 (Call 11/01/23)	515	558,250
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	224	229,412
3.70%, 03/19/23 (Call 02/19/23)	343	360,260

		6,009,457

Health Care – Services — 0.6%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 07/01/20)	75	75,830
5.63%, 02/15/23 (Call 02/15/20)	175	177,559
6.13%, 03/15/21 (Call 03/02/20)	100	100,225
6.50%, 03/01/24 (Call 03/01/20)	230	237,259
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	422	430,820
2.80%, 06/15/23 (Call 04/15/23)	620	636,777
3.50%, 11/15/24 (Call 08/15/24)	60	63,757
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/15/20)(b)(d)	100	93,931
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	415	427,678
3.13%, 05/15/22	363	374,061

Security	Par (000)	Value

Health Care – Services (continued)
3.30%, 01/15/23	$533	$555,333
3.50%, 08/15/24 (Call 05/15/24)	667	707,480
3.70%, 08/15/21 (Call 05/15/21)	211	216,140
Centene Corp.
4.75%, 05/15/22 (Call 05/15/20)	300	306,138
4.75%, 01/15/25 (Call 01/15/21)	400	414,032
4.75%, 01/15/25 (Call 01/15/21)(b)	350	362,701
6.13%, 02/15/24 (Call 02/15/20)	225	232,578
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/20)(d)	275	275,146
6.25%, 03/31/23 (Call 03/31/20)	1,050	1,071,031
6.88%, 04/01/28 (Call 04/01/23)(b)	460	282,118
8.00%, 12/15/27 (Call 12/15/22)(b)	189	195,666
8.13%, 06/30/24 (Call 06/30/21)(b)(d)	375	337,504
8.63%, 01/15/24 (Call 01/15/21)(b)	350	371,259
9.88%, 06/30/23 (Call 06/30/20)(b)(d)(g)	550	519,211
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	130	134,219
2.95%, 11/01/22	80	82,022
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/20)	600	613,464
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 05/03/20)(b)(i)	125	126,434
Eagle Holding Co. II LLC (8.50% PIK), 7.75%, 05/15/22 (Call 05/15/20)(b)(i)	274	276,822
Encompass Health Corp., 5.13%, 03/15/23 (Call 03/15/20)	100	101,500
Fresenius Medical Care U.S. Finance II Inc., 5.88%, 01/31/22(b)	100	107,092
Fresenius Medical Care U.S. Finance Inc., 5.75%, 02/15/21(b)	125	129,516
HCA Healthcare Inc., 6.25%, 02/15/21	350	363,104
HCA Inc.
4.75%, 05/01/23	1,003	1,084,724
5.00%, 03/15/24	470	520,210
5.88%, 05/01/23	575	633,035
7.50%, 02/15/22	675	742,783
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	14	14,371
3.15%, 12/01/22 (Call 09/01/22)	120	123,616
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	23	23,212
3.20%, 02/01/22	140	143,590
3.25%, 09/01/24 (Call 07/01/24)	7	7,357
3.75%, 08/23/22 (Call 05/23/22)	60	62,524
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	150	156,059
MEDNAX Inc., 5.25%, 12/01/23 (Call 12/01/20)(b)	225	230,218
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	250	264,607
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/20)(b)(d)(i)	435	405,220
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	10	10,846
4.70%, 04/01/21	20	20,650
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/20)(d)	100	83,908
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/20)(b)	225	236,263
11.50%, 05/01/24 (Call 05/01/20)(b)	100	107,367
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	25	26,370
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	700	718,375
4.63%, 09/01/24 (Call 09/01/21)(b)	191	197,939

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
6.75%, 06/15/23	$725	$786,429
8.13%, 04/01/22	975	1,067,371
UnitedHealth Group Inc.
2.13%, 03/15/21	226	227,286
2.38%, 10/15/22	155	157,677
2.38%, 08/15/24	430	439,864
2.75%, 02/15/23 (Call 11/15/22)	488	501,318
2.88%, 12/15/21	135	138,028
2.88%, 03/15/22 (Call 12/15/21)	589	602,111
2.88%, 03/15/23	78	80,696
3.15%, 06/15/21	260	265,244
3.35%, 07/15/22	584	607,021
3.38%, 11/15/21 (Call 08/15/21)	115	117,946
3.50%, 06/15/23	400	422,620
3.50%, 02/15/24	472	503,317
Universal Health Services Inc., 4.75%, 08/01/22 (Call 08/01/20)(b)	260	262,662

		22,391,241

Holding Companies – Diversified — 0.4%
Ares Capital Corp.
3.25%, 07/15/25	700	706,482
3.50%, 02/10/23 (Call 01/10/23)	285	292,843
3.63%, 01/19/22 (Call 12/19/21)	360	368,291
4.20%, 06/10/24 (Call 05/10/24)	205	216,630
Bright Galaxy International Ltd., 3.38%, 11/03/21(c)	200	198,858
China Taiping New Horizon Ltd., 6.00%, 10/18/23(c)	200	221,358
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	203,694
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	1,050	1,066,936
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	500	521,900
Coastal Emerald Ltd.
3.95%, 08/01/22(c)	400	403,332
4.30%, (Call 08/01/24)(a)(c)(e)	400	405,044
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	175	181,225
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	300	315,795
Guohui International Bvi Co. Ltd., 4.37%, 07/09/22(c)	800	808,256
Huarong Finance 2019 Co. Ltd.
3.38%, 05/29/22(c)	600	611,412
3.75%, 05/29/24(c)	600	619,908
Huarong Finance II Co. Ltd., 3.63%, 11/22/21(c)	200	204,072
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	206,116
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(b)	370	377,574
5.88%, 02/01/22 (Call 02/01/20)	350	350,000
6.25%, 02/01/22 (Call 02/01/20)	325	330,928
6.75%, 02/01/24 (Call 02/01/20)	150	155,903
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(c)	400	415,976
MDC-GMTN BV, 5.50%, 03/01/22(b)	200	214,124
MDGH-GMTN BV
2.50%, 11/07/24 (Call 10/07/24)(b)	1,000	1,010,130
2.75%, 05/11/23(c)	800	813,344
3.00%, 04/19/24(c)	400	411,852
Owl Rock Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	175	176,501
Prospect Capital Corp., 5.88%, 03/15/23	25	26,764
Rongshi International Finance Ltd., 2.88%, 05/04/22(c)	400	405,652
Stena AB, 7.00%, 02/01/24(b)	200	205,638
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	200	204,966

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22(c)	$600	$627,582
4.50%, 10/09/23(c)	200	214,906
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	500	509,555
TPG Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	100	103,196
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	175	166,245
Xi Yang Overseas Ltd., 4.30%, 06/05/24(c)	400	411,568
Yieldking Investment Ltd., 4.80%, 10/18/21(c)	200	205,158
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(c)	400	411,172

		15,300,886

Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)	30	30,911
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/01/20)(b)	153	155,006
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	340	346,331
5.75%, 08/15/23 (Call 05/15/23)	68	75,925
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(b)	155	168,944
KB Home
7.00%, 12/15/21 (Call 09/15/21)	170	181,735
7.50%, 09/15/22	125	140,381
7.63%, 05/15/23 (Call 11/15/22)	85	95,913
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	75	75,288
4.13%, 01/15/22 (Call 10/15/21)	210	215,580
4.50%, 04/30/24 (Call 01/30/24)	200	213,646
4.75%, 04/01/21 (Call 02/01/21)	120	122,588
4.75%, 11/15/22 (Call 08/15/22)	175	184,354
4.88%, 12/15/23 (Call 09/15/23)	150	160,965
5.38%, 10/01/22	100	107,030
5.88%, 11/15/24 (Call 05/15/24)	200	225,540
6.25%, 12/15/21 (Call 06/15/21)	125	131,449
8.38%, 01/15/21	75	79,119
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	125	136,618
Meritage Homes Corp., 7.00%, 04/01/22	115	125,635
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/20)	100	99,827
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	144	150,889
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	150	152,571
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 04/01/20)(b)	125	127,344
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	106	114,802
5.88%, 04/15/23 (Call 01/15/23)(b)	100	107,801
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	133	139,691
5.63%, 01/15/24 (Call 10/15/23)	100	110,140
5.88%, 02/15/22 (Call 11/15/21)	150	159,099
TRI Pointe Group Inc., 4.88%, 07/01/21 (Call 06/01/21)	103	106,044
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	175	191,082
William Lyon Homes Inc., 6.00%, 09/01/23 (Call 09/01/20)(d)	100	104,318

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(b)	$215	$225,812
7.88%, 12/15/22 (Call 12/15/20)(b)	68	70,942

		4,833,320

Home Furnishings — 0.0%
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	200	202,696
2.68%, 07/19/24 (Call 06/19/24)(b)	210	216,271
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 10/15/20)	170	175,477
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(c)(e)	400	400,040
Whirlpool Corp., 4.00%, 03/01/24	100	107,247

		1,101,731

Household Products & Wares — 0.1%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/20)	100	103,390
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	370	374,599
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/20)(b)	225	215,890
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/01/20)(b)	260	268,411
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 04/24/22)(b)	1,005	1,017,723
2.75%, 06/26/24 (Call 04/26/24)(b)	505	521,771
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 12/15/20)	50	51,627

		2,553,411

Housewares — 0.0%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	795	826,888
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(d)	185	182,482

		1,009,370

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(b)	335	358,550
Aflac Inc.
3.63%, 06/15/23	277	293,767
3.63%, 11/15/24	22	23,830
AIA Group Ltd., 3.13%, 03/13/23(c)	600	617,004
Alleghany Corp., 4.95%, 06/27/22	150	160,481
Allstate Corp. (The), 3.15%, 06/15/23	270	282,965
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	910	924,223
4.13%, 02/15/24	929	1,007,686
4.88%, 06/01/22	969	1,034,320
Aon Corp., 2.20%, 11/15/22	300	303,159
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	101,107
3.50%, 06/14/24 (Call 03/01/24)	185	195,795
4.00%, 11/27/23 (Call 08/27/23)	75	80,447
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(b)	200	204,848
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	375	409,481
Assurant Inc.
4.00%, 03/15/23	285	300,091
4.20%, 09/27/23 (Call 08/27/23)	200	212,884
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	275	307,379
Athene Global Funding 2.50%, 01/14/25(b)	500	505,190

Security	Par (000)	Value

Insurance (continued)
2.75%, 06/25/24(b)	$119	$122,192
3.00%, 07/01/22(b)	647	661,836
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	359	370,072
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	379	381,592
2.75%, 03/15/23 (Call 01/15/23)	705	729,055
3.00%, 02/11/23	55	57,307
3.40%, 01/31/22	160	165,978
3.75%, 08/15/21	160	165,277
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	50	54,375
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(c)	600	605,496
Cloverie PLC for Swiss Re Corporate Solutions Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(c)	250	262,413
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	35	37,682
5.75%, 08/15/21	34	35,983
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	150	156,734
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	256	271,188
Fidelity National Financial Inc., 5.50%, 09/01/22	175	190,552
Five Corners Funding Trust, 4.42%, 11/15/23(b)	1,020	1,115,941
Genworth Holdings Inc.
4.80%, 02/15/24(d)	200	199,014
4.90%, 08/15/23	110	110,396
7.20%, 02/15/21	100	103,603
7.63%, 09/24/21	225	237,764
Guardian Life Global Funding
1.95%, 10/27/21(b)	250	251,523
2.50%, 05/08/22(b)	53	53,908
2.90%, 05/06/24(b)	350	364,717
3.40%, 04/25/23(b)	50	52,505
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(c)(e)	380	389,652
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(c)(e)	300	302,151
Jackson National Life Global Funding
2.65%, 06/21/24(b)	200	206,156
3.25%, 01/30/24(b)	50	52,544
3.30%, 06/11/21(b)	385	393,335
3.30%, 02/01/22(b)	110	113,410
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	814	872,421
5.00%, 06/01/21(b)	490	509,580
Lincoln National Corp.
4.00%, 09/01/23	325	348,433
4.20%, 03/15/22	195	204,249
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	245	251,463
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	253	257,825
3.50%, 06/03/24 (Call 03/03/24)	52	55,099
3.88%, 03/15/24 (Call 02/15/24)	780	840,356
4.80%, 07/15/21 (Call 04/15/21)	157	162,702
MassMutual Global Funding II
2.50%, 04/13/22(b)	500	509,160
2.75%, 06/22/24(b)	250	260,205
MetLife Inc.
3.05%, 12/15/22	115	119,398
3.60%, 04/10/24	110	118,272
Series D, 4.37%, 09/15/23	160	174,181
Metropolitan Life Global Funding I
1.95%, 09/15/21(b)	250	251,310

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.40%, 06/17/22(b)	$485	$492,745
2.65%, 04/08/22(b)	220	224,398
3.45%, 10/09/21(b)	150	154,443
3.60%, 01/11/24(b)	500	534,510
3.88%, 04/11/22(b)	500	522,860
MGIC Investment Corp., 5.75%, 08/15/23	155	171,453
New York Life Global Funding
2.00%, 04/13/21(b)	650	652,847
2.00%, 01/22/25(b)	700	705,068
2.25%, 07/12/22(b)	222	224,930
2.30%, 06/10/22(b)	391	396,216
2.88%, 04/10/24(b)	188	196,170
2.90%, 01/17/24(b)	263	274,101
3.25%, 08/06/21(b)	260	266,274
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	5	5,575
Pricoa Global Funding I
2.45%, 09/21/22(b)	150	152,979
3.45%, 09/01/23(b)	400	423,072
Primerica Inc., 4.75%, 07/15/22	172	183,574
Principal Financial Group Inc.
3.13%, 05/15/23	10	10,364
3.30%, 09/15/22	25	25,895
Principal Life Global Funding II, 2.25%, 11/21/24(b)	500	507,030
Progressive Corp. (The), 3.75%, 08/23/21	250	258,228
Protective Life Global Funding
2.00%, 09/14/21(b)	250	250,945
2.62%, 08/22/22(b)	500	509,265
Prudential Financial Inc.
3.50%, 05/15/24	108	116,083
4.50%, 11/16/21	470	493,382
5.63%, 06/15/43 (Call 06/15/23)(a)	300	324,336
5.88%, 09/15/42 (Call 09/15/22)(a)	605	651,488
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	150	159,710
Reinsurance Group of America Inc., 5.00%, 06/01/21	285	297,477
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	798	850,508
Sunshine Life Insurance Corp. Ltd., 3.15%, 04/20/21(c)	200	199,222
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(c)(e)	400	411,156
Union Life Insurance Co. Ltd., 3.00%, 09/19/21(c)	400	334,244
Unum Group, 4.00%, 03/15/24	525	562,096
Vigorous Champion International Ltd., 4.38%, 09/10/23(c)	200	211,926
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)	175	186,730
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	85	90,126

		32,503,638

Internet — 0.3%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	670	684,030
3.60%, 11/28/24 (Call 08/28/24)	400	426,580
Alphabet Inc.
3.38%, 02/25/24	150	160,857
3.63%, 05/19/21	360	369,641
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	734	751,212
2.50%, 11/29/22 (Call 08/29/22)	307	314,564
2.80%, 08/22/24 (Call 06/22/24)	736	771,446
3.30%, 12/05/21 (Call 10/05/21)	135	138,931
Baidu Inc.
2.88%, 07/06/22	440	446,987

Security	Par (000)	Value

Internet (continued)
3.50%, 11/28/22	$200	$207,084
3.88%, 09/29/23 (Call 08/29/23)	500	529,460
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	150	154,428
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)(b)	125	130,226
5.63%, 04/15/21 (Call 04/15/20)(b)	25	25,074
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	290	294,338
2.75%, 01/30/23 (Call 12/30/22)	983	1,004,370
2.88%, 08/01/21 (Call 06/01/21)	381	386,220
3.45%, 08/01/24 (Call 05/01/24)	50	52,910
3.80%, 03/09/22 (Call 02/09/22)	212	219,638
EIG Investors Corp., 10.88%, 02/01/24 (Call 02/01/20)	125	128,810
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	149	161,163
Netflix Inc.
5.38%, 02/01/21	125	128,516
5.50%, 02/15/22	225	238,055
5.75%, 03/01/24	125	138,751
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	100	102,636
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(c)(d)	600	614,520
3.28%, 04/11/24 (Call 03/11/24)(c)	600	627,204
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(b)	175	183,927
VeriSign Inc., 4.63%, 05/01/23 (Call 05/01/20)	250	253,300
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	500	518,795
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 04/01/20)	375	383,040

		10,546,713

Iron & Steel — 0.3%
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/20)	125	129,829
7.63%, 10/01/21 (Call 03/02/20)(d)	129	129,480
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	275	300,391
ArcelorMittal SA
3.60%, 07/16/24	352	364,661
6.25%, 02/25/22	280	301,924
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	98	102,621
5.20%, 07/15/21 (Call 04/15/21)(d)	54	55,670
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(b)	120	120,932
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	90	94,199
CSN Resources SA, 7.63%, 02/13/23 (Call 02/13/21)(c)	200	211,810
Evraz PLC
5.25%, 04/02/24(c)	200	216,954
5.38%, 03/20/23(c)	200	214,450
6.75%, 01/31/22(c)	400	430,372
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(c)	675	751,383
JSW Steel Ltd.
5.25%, 04/13/22(c)	400	410,020
5.95%, 04/18/24(c)	200	206,458
Metalloinvest Finance DAC, 4.85%, 05/02/24(c)	200	215,444
Metinvest BV, 7.75%, 04/23/23 (Call 01/23/23)(c)	200	213,216
MMK International Capital DAC, 4.38%, 06/13/24(c)	600	634,686
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	368	391,522
4.13%, 09/15/22 (Call 03/15/22)	198	208,353
POSCO
2.38%, 11/12/22(b)	900	904,887

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
2.75%, 07/15/24(c)	$400	$407,344
4.00%, 08/01/23(c)	200	211,932
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	166	176,860
Severstal OAO Via Steel Capital SA
3.15%, 09/16/24(c)	1,000	1,008,370
5.90%, 10/17/22(c)	200	216,668
Shougang Group Co. Ltd., 4.00%, 05/23/24(c)	400	420,856
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	67	68,590
5.25%, 04/15/23 (Call 04/15/20)	423	429,798
5.50%, 10/01/24 (Call 10/01/20)	32	32,990

		9,582,670

Leisure Time — 0.0%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/20)(b)(d)	135	63,331
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/20)(b)	200	205,932
King Power Capital Ltd., 5.63%, 11/03/24(c)	400	456,356
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/21)(b)	150	149,139
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	154	167,364
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(b)	150	153,782
5.38%, 04/15/23 (Call 04/15/20)(b)	175	178,323
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/20)	150	146,526

		1,520,753

Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(b)	125	125,034
Choice Hotels International Inc., 5.75%, 07/01/22	292	316,560
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(b)	175	179,940
10.75%, 09/01/24 (Call 09/01/20)(b)(d)	200	209,248
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(c)	800	805,888
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	100	108,176
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	633	653,610
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	418	421,591
2.88%, 03/01/21 (Call 02/01/21)	220	222,094
3.25%, 09/15/22 (Call 06/15/22)	25	25,772
3.60%, 04/15/24 (Call 03/15/24)	530	563,973
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	18	19,410
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/21)(b)	200	205,416
MGM Resorts International
6.00%, 03/15/23	405	444,431
7.75%, 03/15/22	340	377,407
Minor International PCL, 4.66%, (Call 12/04/21)(a)(c)(e)	200	205,974
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	630	668,537
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/20)(b)	200	203,636
Studio City Finance Ltd., 7.25%, 02/11/24 (Call 02/11/21)(c)	200	207,218
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	150	152,356
4.25%, 03/01/22 (Call 12/01/21)	201	206,029
5.40%, 04/01/24 (Call 02/01/24)	125	133,586
5.63%, 03/01/21	77	79,438
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	225	233,667

Security	Par (000)	Value

Lodging (continued)
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(b)	$200	$201,622

		6,970,613

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	640	656,230
3.38%, 04/03/23 (Call 03/03/23)	250	261,745
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 06/15/20)(b)	50	51,491
Briggs & Stratton Corp., 6.88%, 12/15/20	44	43,370
Caterpillar Financial Services Corp.
1.70%, 08/09/21	555	555,239
1.93%, 10/01/21	35	35,144
2.15%, 11/08/24	130	132,049
2.40%, 06/06/22	185	188,021
2.55%, 11/29/22	33	33,829
2.85%, 06/01/22	125	128,322
2.85%, 05/17/24	270	282,064
2.95%, 02/26/22	460	471,983
3.15%, 09/07/21	280	286,647
3.30%, 06/09/24	515	546,940
3.45%, 05/15/23	160	169,066
3.65%, 12/07/23	340	364,007
Series I, 2.65%, 05/17/21	165	167,173
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	200	203,832
3.40%, 05/15/24 (Call 02/15/24)	750	798,870
3.90%, 05/27/21	295	303,729
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/20)(b)	135	134,684
Cloud Crane LLC, 10.13%, 08/01/24 (Call 08/01/20)(b)	190	202,593
CNH Industrial Capital LLC
3.88%, 10/15/21	225	232,065
4.38%, 04/05/22	255	266,850
4.88%, 04/01/21	150	155,010
CNH Industrial NV, 4.50%, 08/15/23	215	232,359
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	235	239,578
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	100	103,282
John Deere Capital Corp.
1.95%, 06/13/22	330	332,515
2.05%, 01/09/25	800	811,088
2.15%, 09/08/22	690	699,681
2.30%, 06/07/21	135	136,172
2.60%, 03/07/24	385	398,009
2.65%, 01/06/22	155	157,978
2.65%, 06/24/24	80	83,041
2.70%, 01/06/23	70	72,054
2.80%, 03/04/21	150	151,881
2.80%, 01/27/23	10	10,332
2.80%, 03/06/23	490	507,165
2.88%, 03/12/21	100	101,367
2.95%, 04/01/22	165	169,473
3.13%, 09/10/21	320	327,478
3.15%, 10/15/21	150	153,862
3.20%, 01/10/22	80	82,414
3.35%, 06/12/24	25	26,680
3.45%, 06/07/23	190	200,965
3.45%, 01/10/24	320	340,538
3.65%, 10/12/23	270	288,870
3.90%, 07/12/21	75	77,397
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/20)(b)	95	94,558

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	$100	$103,198
SPX FLOW Inc., 5.63%, 08/15/24 (Call 08/15/20)(b)	94	97,699
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/20)(b)	250	267,877
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 02/15/20)(b)(i)	165	170,481
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	235	254,404
Xylem Inc./NY, 4.88%, 10/01/21	50	52,490
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(b)	200	204,934

		13,620,773

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	125	125,087
1.75%, 02/14/23 (Call 01/14/23)	225	226,330
2.00%, 06/26/22	270	272,419
2.25%, 03/15/23 (Call 02/15/23)	100	101,758
2.75%, 03/01/22 (Call 02/01/22)	70	71,543
3.00%, 09/14/21 (Call 08/14/21)	215	219,661
3.25%, 02/14/24 (Call 01/14/24)	446	471,770
Actuant Corp., 5.63%, 06/15/22 (Call 06/15/20)	121	121,743
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	7	7,389
Eaton Corp., 2.75%, 11/02/22	595	611,130
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(b)	175	166,154
General Electric Co.
2.70%, 10/09/22	1,753	1,786,623
3.10%, 01/09/23	100	103,257
3.15%, 09/07/22	225	231,741
3.38%, 03/11/24	575	604,653
3.45%, 05/15/24 (Call 02/13/24)	290	305,295
4.65%, 10/17/21	730	762,478
5.30%, 02/11/21	410	423,727
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	75	76,778
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	150	151,587
4.25%, 06/15/23	206	222,305
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(b)(d)	170	178,668
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	355	367,521
3.30%, 11/21/24 (Call 08/21/24)	51	54,100
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	260	260,551
2.00%, 09/15/23(b)	250	252,310
2.90%, 05/27/22(b)	750	770,347
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(c)	200	206,554
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	169	182,887
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	125	129,420

		9,465,786

Media — 0.8%
Altice Financing SA, 6.63%, 02/15/23 (Call 02/15/20)(b)	750	763,305
Altice Finco SA, 8.13%, 01/15/24 (Call 12/15/20)(b)	200	205,334
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	175	176,222
5.00%, 04/01/24 (Call 04/01/20)	348	353,530
Cablevision Systems Corp., 5.88%, 09/15/22	200	214,290
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(b)	250	254,263
5.13%, 02/15/23 (Call 02/15/20)	300	303,258
5.13%, 05/01/23 (Call 05/01/20)(b)	520	529,682

Security	Par (000)	Value

Media (continued)
5.25%, 09/30/22 (Call 09/30/20)	$275	$278,283
5.75%, 09/01/23 (Call 03/01/20)	130	131,552
5.75%, 01/15/24 (Call 07/15/20)	87	88,761
5.88%, 04/01/24 (Call 04/01/20)(b)	550	568,986
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/20)(b)(d)	200	184,892
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	1,720	1,817,300
4.50%, 02/01/24 (Call 01/01/24)	594	645,333
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)(b)(d)	636	692,445
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	195	235,934
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	105	104,998
2.75%, 03/01/23 (Call 02/01/23)	573	590,694
2.85%, 01/15/23	400	413,884
3.00%, 02/01/24 (Call 01/01/24)	250	261,925
3.13%, 07/15/22	600	621,072
3.45%, 10/01/21	544	560,228
3.60%, 03/01/24	1,050	1,126,891
3.70%, 04/15/24 (Call 03/15/24)	1,250	1,344,962
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	253	260,130
3.15%, 08/15/24 (Call 06/15/24)(b)	12	12,522
3.25%, 12/15/22(b)	625	647,225
CSC Holdings LLC
5.25%, 06/01/24(d)	325	351,237
5.38%, 07/15/23 (Call 07/15/20)(b)	400	409,992
6.75%, 11/15/21	325	348,972
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	486	499,938
3.25%, 04/01/23	110	114,164
3.50%, 06/15/22 (Call 04/15/22)	485	501,766
4.38%, 06/15/21	85	87,850
DISH DBS Corp.
5.00%, 03/15/23	550	559,256
5.88%, 07/15/22	685	718,606
5.88%, 11/15/24	775	784,432
6.75%, 06/01/21	675	706,644
Entercom Media Corp., 7.25%, 11/01/24 (Call 11/01/20)(b)	100	105,740
Fox Corp.
3.67%, 01/25/22(b)	50	51,778
4.03%, 01/25/24 (Call 12/25/23)(b)	585	629,829
GCI LLC, 6.63%, 06/15/24 (Call 06/15/21)(b)	25	26,971
Gray Television Inc., 5.13%, 10/15/24 (Call 10/15/20)(b)	150	154,992
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/15/20)(b)(d)	140	140,906
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/20)(b)(d)	125	110,256
NBCUniversal Media LLC
2.88%, 01/15/23	640	661,850
4.38%, 04/01/21	614	633,065
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/01/20)(b)	500	520,155
Quebecor Media Inc., 5.75%, 01/15/23	270	291,792
Radiate Holdco LLC/Radiate Finance Inc., 6.88%, 02/15/23 (Call 02/15/20)(b)	110	112,794

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(b)	$75	$72,781
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	360	365,386
4.63%, 05/15/23 (Call 05/15/20)(b)	150	151,578
4.63%, 07/15/24 (Call 07/15/21)(b)	500	519,465
TEGNA Inc.
4.88%, 09/15/21 (Call 03/02/20)(b)	100	100,166
6.38%, 10/15/23 (Call 10/15/20)	150	153,321
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	40	43,273
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	785	804,146
4.13%, 02/15/21 (Call 11/15/20)	250	253,760
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	355	420,654
Townsquare Media Inc., 6.50%, 04/01/23 (Call 04/01/20)(b)	100	101,350
TWDC Enterprises 18 Corp.
2.30%, 02/12/21	393	395,511
2.35%, 12/01/22	556	567,053
2.45%, 03/04/22	177	180,305
2.55%, 02/15/22	33	33,664
2.75%, 08/16/21	72	73,234
3.75%, 06/01/21	143	146,983
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(b)	395	395,296
6.75%, 09/15/22 (Call 09/15/20)(b)	189	191,861
Urban One Inc., 7.38%, 04/15/22 (Call 04/15/20)(b)	154	153,689
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)	421	428,948
2.90%, 06/01/23 (Call 05/01/23)	120	123,721
3.38%, 03/01/22 (Call 12/01/21)	733	752,432
3.70%, 08/15/24 (Call 05/15/24)	92	98,322
3.88%, 12/15/21	223	231,360
3.88%, 04/01/24 (Call 01/01/24)	62	66,413
4.25%, 09/01/23 (Call 06/01/23)	444	476,754
4.50%, 03/01/21	10	10,289
5.88%, 02/28/57 (Call 02/28/22)(a)	225	237,209
Videotron Ltd.
5.00%, 07/15/22	275	288,684
5.38%, 06/15/24 (Call 03/15/24)(b)	175	190,197
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/20)(b)	200	205,994
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/21)(c)	250	255,673
Walt Disney Co. (The)
1.65%, 09/01/22	100	100,414
1.75%, 08/30/24 (Call 07/30/24)	635	637,489
3.00%, 09/15/22	338	350,073
3.70%, 09/15/24 (Call 06/15/24)	21	22,780
4.50%, 02/15/21	150	154,397

		31,665,511

Metal Fabricate & Hardware — 0.1%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/20)(b)	300	308,019
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/20)(b)	50	46,736
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	652	668,313
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 06/15/20)(b)	50	52,553

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Zhaobing Investment BVI Ltd., 5.88%, 09/18/22(c)	$1,100	$1,105,280

		2,180,901

Mining — 0.5%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/20)(b)	200	210,102
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(b)	155	160,419
Anglo American Capital PLC
3.63%, 09/11/24(b)	55	57,913
3.75%, 04/10/22(b)	230	237,523
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	640	676,333
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/20)(b)	150	153,456
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	485	496,572
3.25%, 11/21/21	15	15,404
3.85%, 09/30/23	17	18,351
Century Aluminum Co., 7.50%, 06/01/21 (Call 03/02/20)(b)	75	74,394
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21(c)	200	207,192
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21(c)	200	202,334
4.10%, (Call 09/11/24)(a)(c)(e)	400	409,616
4.25%, 04/21/22(c)	200	203,956
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/20)	80	79,782
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(b)	75	74,810
Constellium SE, 5.75%, 05/15/24 (Call 05/15/20)(b)	250	256,270
Corp. Nacional del Cobre de Chile, 4.50%, 08/13/23(c)	400	430,216
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(b)	100	107,444
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/20)(b)	150	112,529
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(c)	200	196,460
7.25%, 05/15/22 (Call 05/15/20)(c)	400	400,540
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	325	334,419
5.13%, 03/15/23 (Call 12/15/22)(b)	160	168,485
5.13%, 05/15/24 (Call 02/15/24)(b)	300	316,923
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	645	652,359
3.88%, 03/15/23 (Call 12/15/22)	633	646,002
4.00%, 11/14/21	50	51,149
4.55%, 11/14/24 (Call 08/14/24)	350	371,165
Fresnillo PLC, 5.50%, 11/13/23(c)	600	655,500
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	554	581,068
4.95%, 11/15/21(b)	160	167,547
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	215	218,191
4.13%, 05/30/23(b)	875	922,110
4.13%, 03/12/24 (Call 02/12/24)(b)	505	535,951
4.63%, 04/29/24(b)	460	497,375
Hecla Mining Co., 6.88%, 05/01/21 (Call 03/02/20)	150	149,832
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/20)(b)	180	183,679
7.63%, 01/15/25 (Call 01/15/21)(b)	200	204,252
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(c)	200	210,032
5.71%, 11/15/23(c)	500	553,015

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/20)(b)	$125	$131,799
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	216	223,707
5.95%, 03/15/24 (Call 12/15/23)	37	41,476
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(c)	200	207,736
Minmetals Bounteous Finance BVI Ltd., 3.13%, 07/27/21(c)	400	403,692
MMC Norilsk Nickel OJSC via MMC Finance DAC 3.85%, 04/08/22(c)	600	614,490
4.10%, 04/11/23(c)	400	415,380
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24(b)	500	509,095
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/20)(b)	110	107,949
New Gold Inc., 6.25%, 11/15/22 (Call 11/15/20)(b)	212	212,706
Newcrest Finance Pty Ltd., 4.20%, 10/01/22(b)	250	262,365
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	398	410,087
3.70%, 03/15/23 (Call 12/15/22)	415	437,439
Newmont Goldcorp Corp., 3.63%, 06/09/21 (Call 04/09/21)	10	10,208
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/20)(b)	185	148,929
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 05/01/20)(c)	200	121,598
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(c)	400	423,272
Polyus Finance PLC, 5.25%, 02/07/23(c)	200	213,666
Rusal Capital DAC, 5.13%, 02/02/22(c)	400	411,464
Southern Copper Corp., 3.50%, 11/08/22	200	207,038
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/20)(b)	85	75,089
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(c)	200	197,128
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(c)	400	354,816
7.13%, 05/31/23(c)(d)	200	196,180
8.25%, 06/07/21(c)	500	516,715

		19,054,694

Multi-National — 0.0%
Black Sea Trade & Development Bank, 3.50%, 06/25/24(c)	200	205,390

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	200	222,562
Pitney Bowes Inc.
4.13%, 10/01/21 (Call 09/01/21)	160	163,104
4.63%, 05/15/22 (Call 04/15/22)	175	177,742
4.63%, 03/15/24 (Call 12/15/23)(d)	175	166,507
5.20%, 04/01/23 (Call 03/01/23)	150	150,606
Xerox Corp.
2.75%, 09/01/20	83	83,009
4.07%, 03/17/22(d)	135	138,208
4.13%, 03/15/23 (Call 02/15/23)	475	491,640
4.50%, 05/15/21	375	383,531

		1,976,909

Oil & Gas — 2.2%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	255	264,973
6.00%, 07/01/22 (Call 07/01/20)(b)	150	154,488

Security	Par (000)	Value

Oil & Gas (continued)
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(b)	$207	$144,049
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/20)	300	258,792
5.38%, 11/01/21 (Call 11/01/20)	350	334,463
5.63%, 06/01/23 (Call 06/01/20)	270	194,189
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	127	129,687
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(b)	334	327,467
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/20)(b)	125	105,286
Baytex Energy Corp.
5.13%, 06/01/21 (Call 02/20/20)(b)	120	120,064
5.63%, 06/01/24 (Call 06/01/20)(b)	150	138,144
BG Energy Capital PLC, 4.00%, 10/15/21(b)	200	207,090
Bharat Petroleum Corp. Ltd., 4.38%, 01/24/22(c)	400	412,204
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	301	302,969
2.52%, 09/19/22 (Call 08/19/22)	126	128,497
2.75%, 05/10/23	634	653,312
3.22%, 11/28/23 (Call 09/28/23)	10	10,496
3.22%, 04/14/24 (Call 02/14/24)	305	321,436
3.25%, 05/06/22	596	616,771
3.79%, 02/06/24 (Call 01/06/24)	454	487,110
4.74%, 03/11/21	400	413,308
BP Capital Markets PLC
2.50%, 11/06/22	325	332,137
3.06%, 03/17/22	493	506,977
3.25%, 05/06/22(d)	75	77,476
3.54%, 11/04/24	7	7,535
3.56%, 11/01/21	661	682,661
3.81%, 02/10/24	205	220,494
3.99%, 09/26/23	543	584,773
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(b)	170	110,000
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/20)(b)(d)	525	178,048
Callon Petroleum Co., 6.13%, 10/01/24 (Call 10/01/20)	200	192,930
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 01/15/21)(d)	125	125,069
7.75%, 04/15/23 (Call 04/15/20)	125	125,921
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	780	801,668
3.45%, 11/15/21 (Call 08/15/21)	235	240,802
3.80%, 04/15/24 (Call 01/15/24)	134	142,819
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 04/15/20)	225	224,719
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	30	30,658
3.80%, 09/15/23 (Call 06/15/23)	75	78,518
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(b)	50	18,312
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(b)(d)	689	559,041
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	740	744,840
2.36%, 12/05/22 (Call 09/05/22)	833	848,535
2.41%, 03/03/22 (Call 01/03/22)	223	226,595
2.50%, 03/03/22 (Call 02/03/22)	190	193,580
2.57%, 05/16/23 (Call 03/16/23)	92	94,671
2.90%, 03/03/24 (Call 01/03/24)	334	349,531
3.19%, 06/24/23 (Call 03/24/23)	686	719,216

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	$330	$350,005
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	305	327,802
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 08/15/20)(b)	50	50,655
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(c)	200	216,568
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	700	726,152
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,685	1,730,411
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	200	216,820
CNPC General Capital Ltd., 3.40%, 04/16/23(c)	200	207,646
CNPC HK Overseas Capital Ltd., 4.50%, 04/28/21(b)	346	356,183
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/15/20)	304	300,705
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	10	10,674
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	55	57,285
4.50%, 04/15/23 (Call 01/15/23)	843	890,351
5.00%, 09/15/22 (Call 03/15/20)	540	542,408
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(b)	200	197,608
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(b)	172	138,061
9.00%, 05/15/21 (Call 12/15/20)(b)	275	258,500
9.25%, 03/31/22 (Call 03/31/20)(b)	114	100,157
Diamond Offshore Drilling Inc., 3.45%, 11/01/23 (Call 08/01/23)(d)	75	61,712
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	822	835,555
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	211,498
Ecopetrol SA
4.13%, 01/16/25	400	426,084
5.88%, 09/18/23	604	675,646
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	100	103,126
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 02/15/20)(b)	10	9,994
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	535	569,310
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(b)	225	211,050
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	400	410,140
4.10%, 02/01/21	322	329,316
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(d)	649	625,045
4.88%, 11/15/21	143	146,609
Equinor ASA
2.45%, 01/17/23	793	811,334
2.65%, 01/15/24	472	488,973
2.75%, 11/10/21	810	826,370
3.15%, 01/23/22	668	687,900
3.70%, 03/01/24	631	679,915
Extraction Oil & Gas Inc., 7.38%, 05/15/24 (Call 05/15/20)(b)	100	50,242
Exxon Mobil Corp.
1.90%, 08/16/22	110	110,986
2.02%, 08/16/24 (Call 07/16/24)	620	630,242
2.22%, 03/01/21 (Call 02/01/21)	1,425	1,434,889
2.40%, 03/06/22 (Call 01/06/22)	403	409,750
2.73%, 03/01/23 (Call 01/01/23)	627	646,738
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(c)	400	446,588
Gazprom PJSC Via Gaz Capital SA, 4.95%, 07/19/22(c)	600	635,448
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 03/31/20)(b)	105	99,688
GS Caltex Corp., 3.00%, 06/04/24(c)	400	411,828

Security	Par (000)	Value

Oil & Gas (continued)
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)	$200	$112,044
6.63%, 05/01/23 (Call 05/01/20)(d)	150	102,920
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(c)	200	213,754
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 10/15/20)(d)	125	118,543
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 06/01/20)(b)	175	159,155
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	15	15,540
4.00%, 04/15/24 (Call 01/15/24)	250	266,635
Indian Oil Corp. Ltd., 4.75%, 01/16/24(c)	600	644,286
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(b)	200	208,982
KazMunayGas National Co. JSC
3.88%, 04/19/22(c)	400	413,396
4.40%, 04/30/23(c)	210	223,264
Korea National Oil Corp., 2.00%, 10/24/21(b)	200	200,608
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	205	186,579
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(b)	75	48,767
Lukoil International Finance BV
4.56%, 04/24/23(c)	400	424,128
6.66%, 06/07/22(c)	300	329,448
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	507	517,333
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	290	307,365
4.75%, 12/15/23 (Call 10/15/23)	253	276,195
5.13%, 03/01/21	603	624,165
5.38%, 10/01/22 (Call 10/01/20)	173	174,836
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/20)(b)	395	399,641
6.50%, 01/15/25 (Call 01/15/21)(b)	56	58,643
7.00%, 03/31/24 (Call 09/30/20)(b)	350	352,726
Montage Resources Corp., 8.88%, 07/15/23 (Call 07/15/20)	182	152,511
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	350	362,596
6.88%, 08/15/24 (Call 08/15/20)	150	156,741
Nabors Industries Inc.
4.63%, 09/15/21	21	20,949
5.10%, 09/15/23 (Call 06/15/23)	125	114,688
5.50%, 01/15/23 (Call 11/15/22)(d)	200	201,174
Newfield Exploration Co.
5.63%, 07/01/24	510	563,071
5.75%, 01/30/22	394	419,492
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	55	58,724
Noble Holding International Ltd., 7.75%, 01/15/24 (Call 10/15/23)(d)	114	59,248
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/20)(c)	200	91,384
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 03/02/20)	317	304,323
6.88%, 01/15/23 (Call 07/15/20)(d)	150	142,008
Occidental Petroleum Corp.
2.60%, 08/13/21	278	280,816
2.60%, 04/15/22 (Call 03/15/22)	176	177,968
2.70%, 08/15/22	577	586,059
2.70%, 02/15/23 (Call 08/15/22)	342	347,229

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.90%, 08/15/24 (Call 06/15/24)	$1,084	$1,107,176
3.13%, 02/15/22 (Call 11/15/21)	390	397,566
4.85%, 03/15/21 (Call 02/15/21)	470	483,982
6.95%, 07/01/24	635	754,704
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	457	464,239
Oil India Ltd., 5.38%, 04/17/24(c)	600	661,254
ONGC Videsh Ltd., 3.75%, 05/07/23(c)	200	206,648
ONGC Videsh Vankorneft Pte Ltd., 2.88%, 01/27/22(c)	400	402,740
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	25	25,637
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(b)	190	159,028
Pacific Drilling SA (12.00% PIK), 11.00%, 04/01/24 (Call 04/01/20)(b)(i)	79	26,854
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 06/01/24 (Call 06/01/20)(b)	138	143,232
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 11/15/20)	170	176,108
PDC Energy Inc., 6.13%, 09/15/24 (Call 09/15/20)	150	150,372
Pertamina Persero PT
4.30%, 05/20/23(c)	400	423,144
4.88%, 05/03/22(c)	800	842,384
Petrobras Global Finance BV
4.38%, 05/20/23	700	739,557
5.30%, 01/27/25	800	886,712
6.13%, 01/17/22	75	80,356
6.25%, 03/17/24	438	496,552
Petroleos Mexicanos
3.50%, 01/30/23	700	715,505
4.63%, 09/21/23	540	570,818
4.88%, 01/24/22	700	734,377
4.88%, 01/18/24	400	425,300
5.38%, 03/13/22	210	222,571
5.54%, 03/11/22, (3 mo. LIBOR US + 3.650%)(f)	215	225,748
Petronas Capital Ltd., 3.13%, 03/18/22(c)	700	716,072
Phillips 66, 4.30%, 04/01/22	989	1,040,754
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	402	419,342
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/20)	125	111,969
7.75%, 12/15/23 (Call 12/15/20)	125	123,259
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	200	192,004
5.38%, 10/01/22 (Call 07/01/22)	325	325,822
6.88%, 03/01/21	100	103,047
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)(d)	250	236,682
5.00%, 03/15/23 (Call 12/15/22)(d)	300	258,639
5.88%, 07/01/22 (Call 04/01/22)	100	96,641
Reliance Holdings USA Inc., 5.40%, 02/14/22(c)	250	264,845
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(c)	600	618,444
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	75	48,288
4.88%, 06/01/22 (Call 03/01/22)	200	148,936
Saka Energi Indonesia PT, 4.45%, 05/05/24(c)	200	202,932
Saudi Arabian Oil Co.
2.75%, 04/16/22(c)	1,400	1,421,910
2.88%, 04/16/24(c)	800	822,160
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/20)(b)	165	168,247
6.88%, 06/30/23 (Call 06/30/20)(b)	150	153,312

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
1.75%, 09/12/21	$620	$621,624
1.88%, 05/10/21	720	722,815
2.00%, 11/07/24 (Call 10/07/24)	260	262,220
2.25%, 01/06/23	598	608,680
2.38%, 08/21/22	297	302,723
3.40%, 08/12/23	15	15,876
3.50%, 11/13/23 (Call 10/13/23)	470	500,108
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(c)	400	411,172
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(c)	400	431,792
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(c)	200	217,488
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(c)	200	199,906
2.75%, 05/03/21(c)	200	201,776
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(c)	800	808,648
3.00%, 04/12/22(c)	700	714,469
Sinopec Group Overseas Development 2018 Ltd.
2.50%, 08/08/24(c)	400	405,928
2.50%, 11/12/24 (Call 10/12/24)(b)	1,400	1,420,258
3.75%, 09/12/23(c)	600	633,714
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)	175	159,857
6.13%, 11/15/22 (Call 11/15/20)	175	173,294
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	125	122,929
6.20%, 01/23/25 (Call 10/23/24)	300	249,516
Suncor Energy Ventures Corp., 4.50%, 04/01/22(b)	100	103,746
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/21)	425	435,667
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(c)	580	570,279
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/30/20)(b)(d)	100	99,577
Total Capital Canada Ltd., 2.75%, 07/15/23	400	413,964
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	250	252,065
2.70%, 01/25/23	462	476,073
2.75%, 06/19/21	456	462,963
2.88%, 02/17/22	1,134	1,160,910
3.70%, 01/15/24	630	676,248
3.75%, 04/10/24	100	107,790
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	188	192,009
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	75	73,652
8.38%, 12/15/21	125	129,120
9.00%, 07/15/23 (Call 07/15/20)(b)	250	268,317
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	160	162,341
Tullow Oil PLC, 6.25%, 04/15/22 (Call 04/15/20)(b)	200	180,778
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(c)	400	404,232
Ultra Resources Inc., 6.88%, 04/15/22 (Call 04/15/20)(b)	125	14,148
Valaris PLC, 8.00%, 01/31/24 (Call 10/31/23)	100	60,840
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(b)	125	119,644
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(b)(d)	125	65,841
9.75%, 04/15/23 (Call 10/15/20)(b)(d)	100	52,757

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(b)	$220	$208,371
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(d)	325	304,024
6.25%, 04/01/23 (Call 01/01/23)	150	105,158
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	225	235,757
8.25%, 08/01/23 (Call 06/01/23)	150	172,630
YPF SA
8.50%, 03/23/21(c)(d)	450	448,105
8.75%, 04/04/24(c)	501	483,675

		80,845,565

Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 04/01/20)	125	125,440
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	715	732,274
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(b)	125	86,201
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/20)(b)	200	211,884
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	450	458,599
CSI Compressco LP/CSI Compressco Finance Inc., 7.25%, 08/15/22 (Call 08/15/20)	125	117,868
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 03/02/20)	125	111,564
FTS International Inc., 6.25%, 05/01/22 (Call 05/01/20)	125	69,776
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	876	918,398
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 03/02/20)(b)(d)	200	140,000
9.88%, 04/01/22 (Call 04/01/20)(b)	200	140,594
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(b)(h)	325	42,660
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	116	118,021
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	156	131,628
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	175	168,151
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 03/15/20)	50	11,887
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	270	276,280
Schlumberger Holdings Corp., 3.75%, 05/01/24 (Call 04/01/24)(b)	337	359,158
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	45	45,624
3.30%, 09/14/21 (Call 06/14/21)(b)	306	312,603
3.65%, 12/01/23 (Call 09/01/23)	330	351,651
Schlumberger Oilfield UK PLC, 4.20%, 01/15/21 (Call 10/15/20)(b)	400	406,424
SESI LLC, 7.13%, 12/15/21 (Call 12/15/20)(d)	237	207,176
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	25,691
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(b)	142	150,325
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(b)	140	144,992
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(b)(d)	700	743,057

		6,607,926

Security	Par (000)	Value

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.25%, 09/15/22 (Call 03/15/20)(b)	$200	$202,426
Ball Corp.
4.00%, 11/15/23	500	528,100
5.00%, 03/15/22	225	237,683
Berry Global Inc.
5.13%, 07/15/23 (Call 07/15/20)	225	229,459
5.50%, 05/15/22 (Call 05/15/20)	175	176,312
6.00%, 10/15/22 (Call 10/15/20)	58	59,027
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	345	363,054
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 01/15/21)(b)	200	200,960
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)	100	104,812
4.75%, 04/15/21 (Call 01/15/21)	100	102,055
4.88%, 11/15/22 (Call 08/15/22)	150	157,683
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(b)	500	515,660
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	100	101,811
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	174	180,140
5.88%, 08/15/23(b)	245	262,586
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	47	49,966
4.50%, 11/01/23 (Call 08/01/23)	155	167,910
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(b)	450	459,067
7.00%, 07/15/24 (Call 07/15/20)(b)	250	257,395
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	150	157,586
5.13%, 12/01/24 (Call 09/01/24)(b)	150	161,885
5.25%, 04/01/23 (Call 01/01/23)(b)	175	186,678
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	135	137,514
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	300	315,675
4.90%, 03/01/22	8	8,462

		5,323,906

Pharmaceuticals — 1.6%
AbbVie Inc.
2.15%, 11/19/21(b)	753	757,428
2.30%, 05/14/21 (Call 04/14/21)	660	664,085
2.30%, 11/21/22(b)	627	634,123
2.60%, 11/21/24 (Call 10/21/24)(b)	1,512	1,546,504
2.85%, 05/14/23 (Call 03/14/23)	525	540,640
2.90%, 11/06/22	829	851,565
3.20%, 11/06/22 (Call 09/06/22)	261	269,402
3.38%, 11/14/21	513	526,846
3.75%, 11/14/23 (Call 10/14/23)	563	599,235
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	233	239,797
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	1,540	1,584,429
3.85%, 06/15/24 (Call 03/15/24)	290	309,131
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	330	345,893
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	275	289,377
3.50%, 11/15/21 (Call 08/15/21)	88	90,285

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	$599	$607,668
3.50%, 08/17/23 (Call 07/17/23)	271	286,257
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/01/20)(b)	159	159,587
5.88%, 05/15/23 (Call 05/15/20)(b)	94	94,939
6.50%, 03/15/22 (Call 03/15/20)(b)	480	489,816
7.00%, 03/15/24 (Call 03/15/20)(b)	625	649,200
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	545	571,961
3.50%, 06/25/21 (Call 05/25/21)(b)	525	536,361
3.88%, 12/15/23 (Call 11/15/23)(b)	610	651,419
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	260	274,066
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	914	935,031
3.13%, 11/08/21	619	632,408
3.36%, 06/06/24 (Call 04/06/24)	862	908,470
Bristol-Myers Squibb Co.
2.00%, 08/01/22	268	271,795
2.25%, 08/15/21(b)	360	363,204
2.60%, 05/16/22(b)	162	165,300
2.75%, 02/15/23 (Call 01/15/23)(b)	216	222,186
2.88%, 02/19/21(b)	25	25,262
2.90%, 07/26/24 (Call 06/26/24)(b)	2,070	2,164,558
3.25%, 08/15/22(b)	386	400,992
3.25%, 02/20/23 (Call 01/20/23)(b)	470	490,008
3.25%, 11/01/23	60	63,304
3.55%, 08/15/22(b)	268	280,020
3.63%, 05/15/24 (Call 02/15/24)(b)	2	2,138
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	751	762,528
3.08%, 06/15/24 (Call 04/15/24)	687	712,556
3.20%, 03/15/23	63	65,212
3.50%, 11/15/24 (Call 08/15/24)	17	17,988
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	440	453,446
3.05%, 11/30/22 (Call 10/31/22)(b)	517	532,345
3.30%, 02/25/21 (Call 01/26/21)(b)	35	35,510
3.40%, 09/17/21	580	595,231
3.50%, 06/15/24 (Call 03/17/24)(b)	53	55,962
3.75%, 07/15/23 (Call 06/15/23)	942	995,882
3.90%, 02/15/22(b)	173	179,546
4.00%, 02/15/22 (Call 11/15/21)(b)	382	395,458
4.75%, 11/15/21(b)	328	344,311
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	525	527,467
2.63%, 08/15/24 (Call 07/15/24)	295	302,204
2.75%, 12/01/22 (Call 09/01/22)	1,365	1,394,156
3.35%, 03/09/21	51	51,881
3.38%, 08/12/24 (Call 05/12/24)	21	22,137
3.50%, 07/20/22 (Call 05/20/22)	977	1,011,996
3.70%, 03/09/23 (Call 02/09/23)	2,017	2,117,527
4.00%, 12/05/23 (Call 09/05/23)	582	621,611
4.75%, 12/01/22 (Call 09/01/22)	615	657,810
Elanco Animal Health Inc.
3.91%, 08/27/21	175	179,854
4.27%, 08/28/23 (Call 07/28/23)	210	223,568
Eli Lilly & Co., 2.35%, 05/15/22	264	268,438
EMD Finance LLC, 2.95%, 03/19/22 (Call 01/19/22)(b)	215	219,423

Security	Par (000)	Value

Pharmaceuticals (continued)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 04/15/20)(b)	$200	$199,850
6.00%, 07/15/23 (Call 07/15/20)(b)	525	396,485
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	677	700,079
3.38%, 05/15/23	772	812,599
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	684	701,551
2.88%, 06/01/22 (Call 05/01/22)	739	758,317
3.00%, 06/01/24 (Call 05/01/24)	874	918,522
3.13%, 05/14/21	349	355,631
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	791	792,471
2.05%, 03/01/23 (Call 01/01/23)	680	689,241
2.25%, 03/03/22 (Call 02/03/22)	163	165,346
2.45%, 12/05/21	40	40,716
3.38%, 12/05/23	45	48,257
Mallinckrodt International Finance SA, 4.75%, 04/15/23(d)	145	61,054
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/20)(b)	175	68,446
5.75%, 08/01/22 (Call 08/01/20)(b)(d)	175	84,130
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	267	271,745
2.85%, 03/15/23 (Call 12/15/22)	282	288,633
3.80%, 03/15/24 (Call 12/15/23)	205	218,358
Merck & Co. Inc.
2.35%, 02/10/22	345	350,437
2.40%, 09/15/22 (Call 03/15/22)	188	192,066
2.80%, 05/18/23	776	806,536
2.90%, 03/07/24 (Call 02/07/24)	625	656,987
Mylan Inc.
3.13%, 01/15/23(b)	130	133,392
4.20%, 11/29/23 (Call 08/29/23)	300	320,067
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	825	837,556
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	1,068	1,086,861
2.40%, 09/21/22	222	226,564
3.40%, 05/06/24	630	674,768
Owens & Minor Inc.
3.88%, 09/15/21(d)	100	96,806
4.38%, 12/15/24 (Call 09/15/24)(d)	100	77,354
Pfizer Inc.
1.95%, 06/03/21	285	286,653
2.20%, 12/15/21	317	320,744
2.80%, 03/11/22	245	251,142
2.95%, 03/15/24 (Call 02/15/24)	730	767,120
3.00%, 09/15/21	287	293,615
3.00%, 06/15/23	497	519,549
3.20%, 09/15/23 (Call 08/15/23)	426	449,179
3.40%, 05/15/24	90	96,265
5.80%, 08/12/23	25	28,435
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	278	293,790
4.00%, 03/29/21	647	664,754
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	1,664	1,679,276
2.88%, 09/23/23 (Call 07/23/23)	804	827,814
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	1,335	1,450,037

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	$208	$200,524
Series 2, 3.65%, 11/10/21	333	329,640
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	250	247,777
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,685	1,655,226
2.80%, 07/21/23	976	910,481
6.00%, 04/15/24 (Call 01/15/24)(d)	200	203,694
7.13%, 01/31/25 (Call 10/31/24)(b)(d)	350	368,620
Zoetis Inc.
3.25%, 08/20/21	95	97,075
3.25%, 02/01/23 (Call 11/01/22)	623	648,126

		58,859,098

Pipelines — 0.8%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(b)	150	149,622
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 09/15/20)	200	177,082
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(b)	291	284,691
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	54	55,598
4.95%, 12/15/24 (Call 09/15/24)	48	52,381
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	225	227,623
4.35%, 10/15/24 (Call 07/15/24)	150	151,650
4.88%, 02/01/21 (Call 11/01/20)	300	304,446
6.38%, 01/22/78 (Call 01/22/23)(a)	100	82,579
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	400	463,332
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 04/01/20)	250	252,397
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	137	140,310
4.75%, 09/30/21 (Call 06/30/21)(b)	200	205,176
4.95%, 04/01/22 (Call 01/01/22)	125	129,949
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	178	164,728
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	300	308,568
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	255	261,696
3.50%, 06/10/24 (Call 03/10/24)	52	54,919
4.00%, 10/01/23 (Call 07/01/23)	285	303,286
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	140	141,550
3.60%, 02/01/23 (Call 11/01/22)	205	211,896
4.25%, 03/15/23 (Call 12/15/22)	705	741,808
4.50%, 04/15/24 (Call 03/15/24)	295	317,449
4.65%, 06/01/21 (Call 03/01/21)	175	179,669
4.90%, 02/01/24 (Call 11/01/23)	60	65,032
5.20%, 02/01/22 (Call 11/01/21)	646	679,095
5.88%, 01/15/24 (Call 10/15/23)	275	307,271
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	490	520,434
Energy Transfer Partners LP/Regency Energy
Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	3	3,202
5.88%, 03/01/22 (Call 01/01/22)	609	648,573
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	175	166,959

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 02/15/21	$10	$10,099
2.85%, 04/15/21 (Call 03/15/21)	485	491,096
3.35%, 03/15/23 (Call 12/15/22)	571	594,862
3.50%, 02/01/22	353	364,769
3.90%, 02/15/24 (Call 11/15/23)	85	91,079
4.05%, 02/15/22	210	219,366
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	275	275,316
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	85	81,169
4.75%, 07/15/23 (Call 06/15/23)	651	640,604
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/20)	100	97,483
6.00%, 05/15/23 (Call 05/15/20)	175	175,779
6.75%, 08/01/22 (Call 08/01/20)	255	259,610
Global Partners LP/GLP Finance Corp., 7.00%, 06/15/23 (Call 06/15/20)	125	128,595
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 08/01/20)(b)	91	95,095
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	115	119,508
3.50%, 03/01/21 (Call 01/01/21)	602	610,994
3.50%, 09/01/23 (Call 06/01/23)	163	170,793
3.95%, 09/01/22 (Call 06/01/22)	475	496,631
4.15%, 02/01/24 (Call 11/01/23)	25	26,784
4.30%, 05/01/24 (Call 02/01/24)	300	324,543
5.00%, 10/01/21 (Call 07/01/21)	465	484,567
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	1,311	1,354,250
5.63%, 11/15/23 (Call 08/15/23)(b)	315	351,773
Magellan Midstream Partners LP, 4.25%, 02/01/21	50	51,154
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 03/02/20)	95	87,372
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	253	260,780
3.90%, 04/01/24 (Call 03/01/24)(b)	365	387,696
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	175	181,942
3.50%, 12/01/22 (Call 11/01/22)(b)	62	64,360
4.50%, 07/15/23 (Call 04/15/23)	440	472,120
4.88%, 12/01/24 (Call 09/01/24)	400	440,424
6.38%, 05/01/24 (Call 05/01/20)(b)	138	143,901
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/20)	225	225,245
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	544	567,300
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	150	153,965
6.75%, 02/01/21	75	77,461
Oleoducto Central SA, 4.00%, 05/07/21(c)	200	204,196
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	105	107,377
4.25%, 02/01/22 (Call 11/02/21)	426	442,333
7.50%, 09/01/23 (Call 06/01/23)	103	120,683
ONEOK Partners LP, 3.38%, 10/01/22 (Call 04/01/22)	805	830,712
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/20)	160	164,402
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	2	2,081
3.65%, 06/01/22 (Call 03/01/22)	143	147,370
3.85%, 10/15/23 (Call 07/15/23)	272	284,705

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 02/01/21 (Call 11/01/20)	$230	$234,855
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	195	196,275
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	600	615,888
5.63%, 04/15/23 (Call 01/15/23)	350	383,295
5.75%, 05/15/24 (Call 02/15/24)	660	743,035
6.25%, 03/15/22 (Call 12/15/21)	405	434,958
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	175	179,820
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	520	571,662
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22 (Call 08/15/20)	100	88,182
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	32	32,908
4.25%, 04/01/24 (Call 01/01/24)	55	58,528
4.40%, 04/01/21 (Call 03/01/21)	285	291,931
4.65%, 02/15/22	27	28,296
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(b)	200	200,566
5.50%, 09/15/24 (Call 09/15/20)(b)	250	252,272
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)	275	277,654
5.25%, 05/01/23 (Call 11/01/20)	175	176,750
6.75%, 03/15/24 (Call 09/15/20)	210	217,172
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	5	5,081
TransCanada PipeLines Ltd.
2.50%, 08/01/22	320	324,886
3.75%, 10/16/23 (Call 07/16/23)	165	174,893
Western Midstream Operating LP
4.00%, 07/01/22 (Call 04/01/22)	350	360,384
5.38%, 06/01/21 (Call 03/01/21)	80	82,522
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	600	617,484
3.60%, 03/15/22 (Call 01/15/22)	654	673,528
3.70%, 01/15/23 (Call 10/15/22)	150	156,245
4.00%, 11/15/21 (Call 08/15/21)	110	113,287
4.30%, 03/04/24 (Call 12/04/23)	265	285,527
4.50%, 11/15/23 (Call 08/15/23)	75	81,011
4.55%, 06/24/24 (Call 03/24/24)	322	351,550
7.88%, 09/01/21	765	834,600

		29,680,360

Real Estate — 1.0%
Agile Group Holdings Ltd.
6.70%, 03/07/22 (Call 03/07/21)(c)	200	207,502
7.88%, (Call 07/31/24)(a)(c)(e)	300	307,914
8.38%, (Call 12/04/23)(a)(c)(e)	200	209,042
8.50%, 07/18/21 (Call 07/18/20)(c)	400	420,212
Alpha Star Holding III Ltd., 6.25%, 04/20/22(c)	400	396,248
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(b)	400	413,756
Caiyun International Investment Ltd., 5.50%, 04/08/22(c)	400	399,132
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(a)(c)(e)	400	410,260
CFLD Cayman Investment Ltd.
8.60%, 04/08/24(c)	200	200,076
8.63%, 02/28/21(c)	400	408,512

Security	Par (000)	Value

Real Estate (continued)
China Aoyuan Group Ltd., 7.95%, 09/07/21 (Call 09/07/20)(c)	$200	$206,960
China Evergrande Group
6.25%, 06/28/21(c)	1,011	973,421
7.50%, 06/28/23 (Call 06/28/20)(c)	420	366,286
8.25%, 03/23/22 (Call 03/23/20)(c)	800	759,032
9.50%, 04/11/22(c)	400	386,636
9.50%, 03/29/24 (Call 03/29/21)(c)	200	177,128
10.00%, 04/11/23 (Call 04/11/21)(c)	200	187,356
10.50%, 04/11/24 (Call 04/11/22)(c)	200	182,932
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(c)	800	831,816
China Resources Land Ltd., 3.75%, 08/26/24(c)	600	633,654
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)(c)	600	595,686
7.25%, 04/19/23 (Call 07/19/21)(c)	400	404,740
Chouzhou International Investment Ltd., 4.50%, 05/30/22(c)	400	407,548
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22 (Call 01/23/21)(c)	400	403,084
6.45%, 11/07/24 (Call 11/07/22)(c)	400	400,348
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(c)	300	302,448
4.75%, 01/17/23 (Call 01/17/21)(c)	200	201,814
4.75%, 09/28/23 (Call 09/28/20)(c)	400	402,564
6.50%, 04/08/24 (Call 04/08/22)(c)	400	424,624
7.25%, 04/04/21 (Call 03/02/20)(c)	200	200,636
8.00%, 01/27/24 (Call 09/27/21)(c)	400	434,304
CPI Property Group SA, 4.75%, 03/08/23(c)	600	634,164
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/22(c)	200	207,778
DIFC Sukuk Ltd., 4.33%, 11/12/24(c)	200	211,138
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/21)(c)	200	194,504
5.88%, 02/13/23 (Call 11/17/20)(c)	200	188,930
7.00%, 04/25/21 (Call 04/25/20)(c)	200	201,054
8.13%, 02/27/23 (Call 02/27/21)(c)	800	800,480
Esic Sukuk Ltd., 3.94%, 07/30/24(c)	400	400,736
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(c)	500	463,965
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21 (Call 10/04/20)(c)	200	197,168
Franshion Brilliant Ltd.
3.60%, 03/03/22(c)	400	406,724
4.00%, (Call 01/03/23)(a)(c)(e)	200	201,252
5.75%, (Call 01/17/22)(a)(c)(e)	200	200,826
Greenland Global Investment Ltd.
6.75%, 06/25/22(c)	400	403,064
6.75%, 09/26/23(c)	400	399,580
6.80%, 09/26/21, (3 mo. LIBOR US + 4.85%)(c)(f)	200	199,048
Hejun Shunze Investment Co. Ltd., 12.00%, 04/25/21(c)	200	204,050
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(c)	400	421,392
Hopson Development Holdings Ltd., 7.50%, 06/27/22 (Call 06/27/21)(c)	400	405,120
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(c)	600	603,870
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)(c)	700	693,392
9.38%, 06/30/24 (Call 06/30/21)(c)	600	567,534
11.25%, 04/09/22 (Call 04/09/21)(c)	600	629,976
11.50%, 01/30/23 (Call 05/30/21)(c)	400	410,056
11.95%, 10/22/22 (Call 10/22/21)(b)(d)	1,100	1,165,637

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
11.95%, 10/22/22 (Call 10/22/21)(c)	$400	$423,868
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)	359	368,007
KWG Group Holdings Ltd.
6.00%, 09/15/22 (Call 03/15/20)(c)	200	199,212
7.88%, 09/01/23 (Call 09/01/21)(c)	400	412,096
Leading Affluence Ltd., 4.50%, 01/24/23(c)	200	208,090
Longfor Group Holdings Ltd., 3.88%, 07/13/22(c)	400	411,252
MAF Global Securities Ltd., 4.75%, 05/07/24(c)	400	430,608
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	204,830
New Metro Global Ltd., 6.50%, 04/23/21 (Call 04/23/20)(c)	200	200,688
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	200	219,224
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	975	999,619
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(c)	400	414,276
4.75%, 09/17/23(c)	200	214,072
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)(d)	155	155,364
5.25%, 12/01/21 (Call 12/01/20)(b)	180	181,572
RongXingDa Development BVI Ltd., 8.00%, 04/24/22 (Call 04/24/21)(c)	200	191,088
Ronshine China Holdings Ltd.
8.75%, 10/25/22 (Call 04/25/21)(c)	400	415,576
10.50%, 03/01/22(c)	400	426,376
Scenery Journey Ltd.
9.00%, 03/06/21(c)	400	396,940
13.00%, 11/06/22 (Call 11/06/20)(c)	200	202,164
13.75%, 11/06/23 (Call 11/06/21)(c)	200	203,452
Shimao Property Holdings Ltd.
6.13%, 02/21/24 (Call 02/21/22)(c)	400	422,064
6.38%, 10/15/21 (Call 10/15/20)(c)	600	626,280
Shui On Development Holding Ltd.
5.70%, 02/06/21(c)	200	201,530
6.40%, (Call 06/15/22)(a)(c)(e)	200	199,286
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(c)	250	254,063
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	200	220,560
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(c)(e)	200	176,350
Sino-Ocean Land Treasure IV Ltd.
4.08%, 07/31/21, (3 mo. LIBOR US + 2.3%)(c)(f)	400	404,724
5.25%, 04/30/22 (Call 04/01/22)(c)	400	417,632
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(c)	400	415,572
Sunac China Holdings Ltd.
7.25%, 06/14/22 (Call 06/14/21)(c)	300	305,952
7.35%, 07/19/21 (Call 07/19/20)(c)	600	611,298
7.88%, 02/15/22 (Call 02/15/21)(c)	200	206,154
7.95%, 08/08/22 (Call 08/08/20)(c)	200	206,778
7.95%, 10/11/23 (Call 10/11/21)(c)	400	412,840
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(c)	400	417,828
4.20%, 06/07/24(c)	200	211,954
5.35%, 03/11/24(c)	200	220,150
Wanda Group Overseas Ltd., 7.50%, 07/24/22(c)	200	193,502
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(c)	200	197,500
Westwood Group Holdings Ltd., 4.88%, 04/19/21(c)	200	205,346
Wharf Real Estate Investment, 2.50%, 09/16/24(c)	400	401,516

Security	Par (000)	Value

Real Estate (continued)
Yuzhou Properties Co. Ltd.
8.38%, 10/30/24 (Call 10/30/22)(c)	$200	$204,886
8.50%, 02/04/23 (Call 02/04/22)(c)	200	209,546
8.50%, 02/26/24 (Call 02/26/22)(c)	400	412,796

		37,301,590

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	220	233,341
4.00%, 01/15/24 (Call 12/15/23)	355	382,672
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	250	270,847
American Tower Corp.
2.25%, 01/15/22	407	410,036
2.40%, 03/15/25 (Call 02/15/25)	250	253,685
3.00%, 06/15/23	497	514,206
3.30%, 02/15/21 (Call 01/15/21)	275	278,811
3.38%, 05/15/24 (Call 04/15/24)	422	443,834
3.45%, 09/15/21	54	55,367
3.50%, 01/31/23	773	807,692
4.70%, 03/15/22	304	321,422
5.00%, 02/15/24	359	399,800
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	25	27,086
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	75	78,059
3.80%, 02/01/24 (Call 11/01/23)	290	309,720
3.85%, 02/01/23 (Call 11/01/22)	540	570,175
4.13%, 05/15/21 (Call 02/15/21)	190	194,689
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	2	2,149
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	276	286,963
3.65%, 06/15/24 (Call 04/15/24)	65	68,995
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(d)	125	75,424
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	492	520,088
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	112	111,985
5.00%, 10/15/22 (Call 07/15/22)	115	117,233
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)	280	284,561
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	300	301,860
3.15%, 07/15/23 (Call 06/15/23)	279	289,666
3.20%, 09/01/24 (Call 07/01/24)	117	122,704
3.40%, 02/15/21 (Call 01/15/21)	275	278,910
4.88%, 04/15/22	333	354,009
5.25%, 01/15/23	868	949,974
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	98	105,466
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	280	285,471
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	10	10,187
3.63%, 10/01/22 (Call 07/01/22)	350	363,461
3.95%, 07/01/22 (Call 05/01/22)	55	57,635
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	100	105,293
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	92	99,032
4.38%, 06/15/22 (Call 03/15/22)	75	78,736

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	$270	$273,953
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	90	93,292
4.63%, 12/15/21 (Call 09/15/21)	560	585,620
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	250	259,422
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/20)	150	141,573
5.88%, 01/15/22 (Call 01/15/21)	73	72,679
5.88%, 10/15/24 (Call 10/15/20)	50	46,514
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	250	259,250
4.38%, 04/15/21 (Call 01/15/21)	140	142,776
5.38%, 11/01/23 (Call 08/01/23)	43	47,226
Growthpoint Properties International Pty Ltd., 5.87%, 05/02/23(c)	1,100	1,186,240
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(b)	140	147,354
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/15/24)	637	684,979
4.20%, 03/01/24 (Call 12/01/23)	15	16,175
4.25%, 11/15/23 (Call 08/15/23)	45	48,495
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	10	10,678
Series C, 4.75%, 03/01/23 (Call 12/01/22)	260	279,079
Series D, 3.75%, 10/15/23 (Call 07/15/22)	131	138,420
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(b)	150	151,004
5.75%, 08/15/24 (Call 08/15/20)	200	201,902
6.00%, 08/15/23 (Call 08/15/20)	269	275,437
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	150	150,710
4.75%, 10/01/24 (Call 07/01/24)	225	235,012
5.25%, 09/15/22 (Call 09/15/20)	150	153,594
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	20	20,925
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	158	162,032
3.20%, 05/01/21 (Call 03/01/21)	355	360,517
3.40%, 11/01/22 (Call 09/01/22)	107	111,188
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	165	169,929
5.88%, 08/01/21 (Call 08/01/20)(b)	75	75,839
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	25	26,204
4.40%, 02/15/24 (Call 11/15/23)	185	202,273
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)(d)	100	98,187
4.50%, 04/18/22 (Call 01/18/22)	100	102,038
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	425	463,331
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	58	62,413
MPT Operating Partnership LP/MPT Finance Corp.
5.50%, 05/01/24 (Call 05/01/20)	50	51,096
6.38%, 03/01/24 (Call 03/01/20)	175	180,654
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	289	301,404
3.90%, 06/15/24 (Call 03/15/24)	195	209,021

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	$150	$153,861
4.15%, 02/01/22 (Call 12/01/21)	103	105,897
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	107	114,424
4.95%, 04/01/24 (Call 01/01/24)	10	11,014
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	61	65,818
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	405	411,670
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	83	84,623
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	610	632,314
4.65%, 08/01/23 (Call 05/01/23)	120	130,600
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/20)	158	161,158
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/20)	250	254,425
4.88%, 07/15/22 (Call 07/15/20)	275	278,594
4.88%, 09/01/24 (Call 09/01/20)	350	361,819
Service Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	75	76,163
4.35%, 10/01/24 (Call 09/01/24)	85	89,484
4.50%, 06/15/23 (Call 12/15/22)	50	52,470
4.65%, 03/15/24 (Call 09/15/23)	300	316,596
5.00%, 08/15/22 (Call 02/15/22)	619	652,296
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	485	488,773
2.35%, 01/30/22 (Call 10/30/21)	135	136,651
2.50%, 07/15/21 (Call 04/15/21)	975	984,496
2.63%, 06/15/22 (Call 03/15/22)	450	459,310
2.75%, 02/01/23 (Call 12/01/22)	260	267,849
2.75%, 06/01/23 (Call 03/01/23)	409	421,957
3.38%, 10/01/24 (Call 07/01/24)	35	37,213
3.75%, 02/01/24 (Call 11/01/23)	223	238,991
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	138	141,912
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	180	180,207
5.00%, 12/15/21 (Call 09/15/21)	250	256,895
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(b)(d)	150	143,549
8.25%, 10/15/23 (Call 04/15/20)(d)	270	218,997
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	245	253,105
3.13%, 06/15/23 (Call 03/15/23)	419	433,527
3.50%, 04/15/24 (Call 03/15/24)	10	10,568
3.75%, 05/01/24 (Call 02/01/24)	85	90,364
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	374	385,628
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	255	278,281
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)	175	188,643
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(b)	130	131,867
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(d)	250	222,895
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	500	533,635
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	52	53,503

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	$675	$717,343
3.75%, 03/15/23 (Call 12/15/22)	25	26,319
3.95%, 09/01/23 (Call 08/01/23)	276	294,158
4.50%, 01/15/24 (Call 10/15/23)	103	112,207
Weyerhaeuser Co., 4.63%, 09/15/23	280	304,671
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	15	16,278
Yuexiu REIT MTN Co. Ltd., 4.75%, 04/27/21(c)	200	205,354

		30,808,051

Retail — 0.6%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(b)	500	510,640
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	73	79,070
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	218	222,090
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	200	209,230
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	177	181,595
3.13%, 07/15/23 (Call 04/15/23)	3	3,113
3.13%, 04/18/24 (Call 03/18/24)	315	330,930
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26(a)(c)	200	202,818
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(d)	100	98,087
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	65	67,018
Brinker International Inc.
3.88%, 05/15/23	123	125,711
5.00%, 10/01/24 (Call 07/01/24)(b)	100	105,706
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/20)	55	56,642
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(b)	210	220,496
CEC Entertainment Inc., 8.00%, 02/15/22 (Call 02/15/20)	100	98,642
Conn’s Inc., 7.25%, 07/15/22 (Call 07/15/20)	85	84,565
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	89	89,667
2.25%, 02/15/22	75	76,028
2.30%, 05/18/22 (Call 04/18/22)	628	638,337
2.75%, 05/18/24 (Call 03/18/24)	50	52,290
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	305	317,084
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	371	391,260
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/20)(b)	150	151,927
Family Dollar Stores Inc., 5.00%, 02/01/21	25	25,747
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/02/20)(d)	125	109,019
6.75%, 01/15/22 (Call 03/02/20)(d)	125	106,251
6.75%, 06/15/23 (Call 06/15/20)	100	84,701
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(b)	125	129,071
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(b)	400	401,256
GameStop Corp., 6.75%, 03/15/21 (Call 03/15/20)(b)(d)	175	170,364
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	355	366,168
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/20)(b)	400	411,008
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 06/01/20)	200	201,188
5.25%, 12/15/23 (Call 12/15/20)(b)	75	77,116
Guitar Center Inc., 9.50%, 10/15/21 (Call 03/15/20)(b)	200	198,656
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	745	748,852
2.63%, 06/01/22 (Call 05/01/22)	633	647,926
2.70%, 04/01/23 (Call 01/01/23)	216	222,875
3.25%, 03/01/22	205	212,109

Security	Par (000)	Value

Retail (continued)
3.75%, 02/15/24 (Call 11/15/23)	$264	$284,856
4.40%, 04/01/21 (Call 01/01/21)	65	66,690
J Crew Brand LLC/J Crew Brand Corp., 13.00%, 09/15/21(b)	70	72,476
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 07/01/20)(b)	150	129,621
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 5.00%, 06/01/24 (Call 06/01/20)(b)	325	334,448
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(b)	100	105,469
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	142	145,605
L Brands Inc.
5.63%, 02/15/22	331	349,169
5.63%, 10/15/23	175	190,379
6.63%, 04/01/21	125	131,129
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	290	297,992
3.13%, 09/15/24 (Call 06/15/24)	28	29,496
3.80%, 11/15/21 (Call 08/15/21)	22	22,685
3.88%, 09/15/23 (Call 06/15/23)	40	42,751
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(d)	170	170,318
3.63%, 06/01/24 (Call 03/01/24)	250	255,420
3.88%, 01/15/22 (Call 10/15/21)	257	263,140
McDonald’s Corp.
2.63%, 01/15/22	677	688,820
3.35%, 04/01/23 (Call 03/01/23)	448	469,585
3.63%, 05/20/21	100	102,494
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22 (Call 07/01/20)(d)	95	93,593
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 03/02/20)(b)	103	34,024
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	3	3,082
Party City Holdings Inc., 6.13%, 08/15/23 (Call 08/15/20)(b)	125	108,871
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 10/01/20)	150	151,833
PetSmart Inc., 7.13%, 03/15/23 (Call 03/15/20)(b)	625	622,506
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 05/15/20)(b)(d)	111	109,720
QVC Inc.
4.38%, 03/15/23	346	358,190
4.85%, 04/01/24	224	233,800
5.13%, 07/02/22	400	422,152
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 01/01/21)(b)	69	70,443
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/20)(b)(d)	475	432,027
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)(c)	400	422,360
Sally Holdings LLC/Sally Capital Inc., 5.50%, 11/01/23 (Call 11/01/20)	50	50,927
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	515	516,947
2.70%, 06/15/22 (Call 04/15/22)	78	79,647
3.10%, 03/01/23 (Call 02/01/23)	362	376,158
3.85%, 10/01/23 (Call 07/01/23)	82	87,659
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)	175	178,668
Target Corp.
2.90%, 01/15/22	350	359,012
3.50%, 07/01/24	317	343,295

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	$57	$58,452
2.75%, 06/15/21 (Call 04/15/21)	157	159,021
Walgreen Co., 3.10%, 09/15/22	386	396,592
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	475	484,690
3.80%, 11/18/24 (Call 08/18/24)	658	697,184
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	176	179,689
2.55%, 04/11/23 (Call 01/11/23)	535	550,050
2.65%, 12/15/24 (Call 10/15/24)	525	547,916
2.85%, 07/08/24 (Call 06/08/24)	515	540,220
3.13%, 06/23/21	650	664,189
3.30%, 04/22/24 (Call 01/22/24)	185	196,723
3.40%, 06/26/23 (Call 05/26/23)	1,336	1,414,383
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	100	102,414
3.88%, 11/01/20 (Call 08/01/20)	100	100,685
3.88%, 11/01/23 (Call 08/01/23)	145	149,498

		23,874,416

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	50	54,814
Nationwide Building Society
3.62%, 04/26/23 (Call 04/26/22)(a)(b)	208	214,945
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	335	350,394
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	225	241,011
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	286	298,824

		1,159,988

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	166,063
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	110	111,356
3.13%, 12/05/23 (Call 10/05/23)	400	418,512
Applied Materials Inc., 4.30%, 06/15/21	240	248,678
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	640	649,875
3.00%, 01/15/22 (Call 12/15/21)	1,180	1,201,806
3.13%, 01/15/25 (Call 11/15/24)	500	514,725
3.63%, 01/15/24 (Call 11/15/23)	688	720,033
Broadcom Inc.
3.13%, 04/15/21(b)	295	299,236
3.13%, 10/15/22(b)	492	504,851
3.63%, 10/15/24 (Call 09/15/24)(b)	700	737,030
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	195	195,339
2.35%, 05/11/22 (Call 04/11/22)	196	199,352
2.70%, 12/15/22	392	404,560
2.88%, 05/11/24 (Call 03/11/24)	540	566,525
3.10%, 07/29/22	134	138,930
3.30%, 10/01/21	927	952,780
KLA Corp.
4.13%, 11/01/21 (Call 09/01/21)	85	87,955
4.65%, 11/01/24 (Call 08/01/24)	300	334,302
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	265	268,689
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	67	71,427
Microchip Technology Inc.
3.92%, 06/01/21	395	404,500

Security	Par (000)	Value

Semiconductors (continued)
4.33%, 06/01/23 (Call 05/01/23)	$600	$639,816
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	416	453,623
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	569	572,784
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	210	219,240
4.13%, 06/01/21(b)	200	205,430
4.63%, 06/15/22(b)	245	259,102
4.63%, 06/01/23(b)	260	280,418
4.88%, 03/01/24 (Call 02/01/24)(b)	300	330,207
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	378	387,167
2.90%, 05/20/24 (Call 03/20/24)	670	697,999
3.00%, 05/20/22	1,162	1,195,233
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	17	17,346
2.63%, 05/15/24 (Call 03/15/24)	122	126,662
2.75%, 03/12/21 (Call 02/12/21)	15	15,172
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	295	306,039

		14,902,762

Software — 0.5%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	185	186,630
2.60%, 06/15/22 (Call 05/15/22)	109	110,790
Adobe Inc.
1.70%, 02/01/23	320	321,926
1.90%, 02/01/25 (Call 01/01/25)	320	323,539
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(b)(d)	100	100,462
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	489	500,780
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(d)	171	185,668
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	200	203,786
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	100	104,913
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	590	608,272
3.50%, 10/01/22 (Call 07/01/22)	257	267,149
3.80%, 10/01/23 (Call 09/01/23)	837	891,196
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/20)(b)	85	91,677
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	525	528,208
Informatica LLC, 7.13%, 07/15/23 (Call 07/15/20)(b)	175	177,196
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,378	1,378,785
2.00%, 08/08/23 (Call 06/08/23)	894	908,241
2.13%, 11/15/22	235	239,345
2.38%, 02/12/22 (Call 01/12/22)	506	514,395
2.38%, 05/01/23 (Call 02/01/23)	248	254,312
2.40%, 02/06/22 (Call 01/06/22)	540	549,234
2.65%, 11/03/22 (Call 09/03/22)	212	218,106
2.88%, 02/06/24 (Call 12/06/23)	755	792,199
3.63%, 12/15/23 (Call 09/15/23)	619	664,744
4.00%, 02/08/21	20	20,514
MSCI Inc., 5.25%, 11/15/24 (Call 11/15/20)(b)	11	11,338
Open Text Corp., 5.63%, 01/15/23 (Call 01/15/21)(b)	200	202,770
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	1,162	1,166,822
2.40%, 09/15/23 (Call 07/15/23)	210	215,443
2.50%, 05/15/22 (Call 03/15/22)	1,685	1,715,212
2.50%, 10/15/22	666	681,311
2.63%, 02/15/23 (Call 01/15/23)	790	812,689

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.80%, 07/08/21	$285	$289,913
2.95%, 11/15/24 (Call 09/15/24)	237	249,447
3.40%, 07/08/24 (Call 04/08/24)	1,412	1,505,729
3.63%, 07/15/23	50	53,320
PTC Inc., 3.63%, 02/15/25(b)	50	50,556
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(b)(d)	425	421,060
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/01/20)(b)(d)	125	79,066
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/20)(b)	42	43,436
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	311	326,096
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/20)(b)	650	688,812
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 09/30/20)(b)	75	77,035
TIBCO Software Inc., 11.38%, 12/01/21 (Call 12/01/20)(b)	275	284,488
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/20)(b)	200	198,412
10.50%, 02/01/24 (Call 02/01/20)(b)(d)	200	184,056
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	900	921,312

		20,320,390

Storage & Warehousing — 0.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/20)(b)	200	203,338
Mobile Mini Inc., 5.88%, 07/01/24 (Call 07/01/20)	8	8,321

		211,659

Telecommunications — 1.2%
America Movil SAB de CV, 3.13%, 07/16/22	450	463,846
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	105	107,048
2.80%, 02/17/21 (Call 01/17/21)	475	479,607
3.00%, 02/15/22	463	474,316
3.00%, 06/30/22 (Call 04/30/22)	858	879,390
3.20%, 03/01/22 (Call 02/01/22)	685	703,865
3.40%, 06/15/22	110	113,897
3.55%, 06/01/24 (Call 03/01/24)	50	53,031
3.60%, 02/17/23 (Call 12/17/22)	690	723,865
3.80%, 03/15/22	710	738,968
3.80%, 03/01/24 (Call 01/01/24)	800	855,760
3.88%, 08/15/21	854	881,251
3.90%, 03/11/24 (Call 12/11/23)	55	58,999
4.00%, 01/15/22	410	427,208
4.05%, 12/15/23	100	108,083
4.45%, 05/15/21	306	316,119
4.45%, 04/01/24 (Call 01/01/24)	510	557,675
4.60%, 02/15/21 (Call 11/15/20)	50	51,091
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(c)	450	476,014
5.35%, 05/20/24(c)	450	485,433
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	217,426
CenturyLink Inc.
Series S, 6.45%, 06/15/21	410	430,438
Series T, 5.80%, 03/15/22	525	553,833
Series W, 6.75%, 12/01/23	350	388,797
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	450	508,558
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(b)	175	183,078
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	864	867,586

Security	Par (000)	Value

Telecommunications (continued)
2.20%, 02/28/21	$910	$915,187
2.20%, 09/20/23 (Call 07/20/23)	386	394,079
2.60%, 02/28/23	15	15,456
2.90%, 03/04/21	85	86,217
3.00%, 06/15/22	150	155,094
3.63%, 03/04/24	299	323,052
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/20)(c)	200	202,330
CommScope Inc.
5.00%, 06/15/21 (Call 02/11/20)(b)	49	49,000
5.50%, 03/01/24 (Call 03/01/21)(b)	410	420,656
5.50%, 06/15/24 (Call 06/15/20)(b)	225	222,750
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/20)(d)	175	166,793
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	50	51,159
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(b)	270	270,759
2.49%, 09/19/23 (Call 07/19/23)(b)	200	203,680
2.82%, 01/19/22 (Call 12/19/21)(b)	405	412,812
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(c)	205	133,250
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(c)	395	106,271
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/27/21)(c)	200	199,028
Digicel Ltd.
6.00%, 04/15/21 (Call 03/02/20)(c)	200	158,368
6.75%, 03/01/23 (Call 03/01/20)(c)	500	322,095
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(b)	200	213,390
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24(c)	400	427,584
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	50	22,470
7.13%, 01/15/23	220	103,413
7.63%, 04/15/24(d)	175	80,290
8.75%, 04/15/22	125	56,733
10.50%, 09/15/22 (Call 06/15/22)	550	249,931
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	340	365,568
GTH Finance BV, 7.25%, 04/26/23 (Call 01/26/23)(c)	200	224,270
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/20)(b)	200	156,084
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(b)	150	150,356
Hughes Satellite Systems Corp., 7.63%, 06/15/21	325	346,759
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/15/20)(b)	300	303,756
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(b)	425	216,622
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)	715	573,995
8.00%, 02/15/24 (Call 02/15/20)(b)	475	486,504
8.50%, 10/15/24 (Call 10/15/20)(b)	975	819,751
9.50%, 09/30/22(b)	175	198,893
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/20)(d)	300	117,132
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(b)	135	143,978
Juniper Networks Inc., 4.50%, 03/15/24	82	89,681
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)	200	220,346
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/20)	170	170,857
5.38%, 08/15/22 (Call 03/02/20)	241	241,945
5.38%, 01/15/24 (Call 01/15/21)	325	329,628

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.63%, 02/01/23 (Call 02/01/20)	$121	$121,211
Metropolitan Light Co. Ltd., 5.50%, 11/21/22 (Call 11/21/20)(b)	664	686,490
Motorola Solutions Inc.
3.50%, 03/01/23	80	83,215
3.75%, 05/15/22	155	161,036
4.00%, 09/01/24	10	10,751
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(c)	400	416,688
Nokia OYJ, 3.38%, 06/12/22	150	152,295
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	900	921,555
Orange SA, 4.13%, 09/14/21	754	783,527
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(c)	200	207,714
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/20)(b)	190	183,363
Proven Glory Capital Ltd., 3.25%, 02/21/22(c)	200	201,552
Qwest Corp., 6.75%, 12/01/21	350	374,419
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	275	284,845
4.10%, 10/01/23 (Call 07/01/23)	170	183,107
Sprint Communications Inc.
6.00%, 11/15/22	750	774,285
9.25%, 04/15/22	75	84,890
11.50%, 11/15/21	333	372,977
Sprint Corp.
7.13%, 06/15/24(d)	825	852,596
7.25%, 09/15/21	760	796,913
7.88%, 09/15/23	1,500	1,593,015
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)	383	386,143
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	550	599,439
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	300	311,853
Telefonica Emisiones SA
4.57%, 04/27/23	200	216,684
5.46%, 02/16/21	605	627,234
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	275	282,681
6.00%, 03/01/23 (Call 09/01/20)	338	344,212
6.00%, 04/15/24 (Call 04/15/20)	500	516,265
6.50%, 01/15/24 (Call 01/15/21)	300	308,043
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/20)(b)	110	102,424
VEON Holdings BV, 3.95%, 06/16/21 (Call 03/16/21)(c)	450	456,777
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	464	472,821
2.95%, 03/15/22	1,638	1,679,982
3.13%, 03/16/22	628	646,601
3.45%, 03/15/21	227	231,531
3.50%, 11/01/24 (Call 08/01/24)	25	26,791
4.15%, 03/15/24 (Call 12/15/23)	35	38,043
4.60%, 04/01/21	170	175,710
5.15%, 09/15/23	1,351	1,506,338
Vodafone Group PLC
2.50%, 09/26/22	25	25,492
2.95%, 02/19/23	20	20,619
3.75%, 01/16/24	1,367	1,458,329
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 06/01/20)(b)(i)	145	146,269

		43,049,879

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	85	89,491

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	$5	$5,073
3.00%, 11/19/24 (Call 10/19/24)	143	146,604
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	81	80,415

		232,092

Transportation — 0.5%
AVIC International Finance & Investment Ltd., 4.38%, 05/23/21(c)	200	204,368
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	331	343,482
3.05%, 03/15/22 (Call 12/15/21)	244	250,439
3.05%, 09/01/22 (Call 06/01/22)	735	758,219
3.40%, 09/01/24 (Call 12/01/23)	15	16,057
3.45%, 09/15/21 (Call 06/15/21)	60	61,447
3.75%, 04/01/24 (Call 01/01/24)	510	549,168
3.85%, 09/01/23 (Call 06/01/23)	500	534,895
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	119	121,204
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(c)	200	208,622
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(c)(e)	400	407,336
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	35	37,459
4.25%, 06/01/21 (Call 03/01/21)	405	415,728
Eastern Creation II Investment Holdings Ltd., 2.80%, 07/15/22(c)	400	403,872
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24(c)	600	645,834
FedEx Corp.
2.63%, 08/01/22	422	430,664
3.40%, 01/14/22	100	102,915
4.00%, 01/15/24	140	151,634
Georgian Railway JSC, 7.75%, 07/11/22(c)	200	219,464
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/20)(b)	200	208,798
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 03/02/20)(d)	50	14,893
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	345	356,212
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 07/31/20)(b)(d)	125	122,688
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 03/02/20)(b)	160	128,162
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(b)	196	107,373
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	222	228,929
3.00%, 04/01/22 (Call 01/01/22)	42	43,043
3.25%, 12/01/21 (Call 09/01/21)	1,014	1,038,204
3.85%, 01/15/24 (Call 10/15/23)	73	78,384
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(c)	400	423,884
Rumo Luxembourg Sarl, 7.38%, 02/09/24 (Call 02/09/21)(c)	200	214,884
Russian Railways via RZD Capital PLC, 5.70%, 04/05/22(c)	600	645,426
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	230	231,483
2.50%, 09/01/22 (Call 08/01/22)	155	157,130
2.50%, 09/01/24 (Call 08/01/24)	75	76,493
2.80%, 03/01/22 (Call 02/01/22)	25	25,433
2.88%, 06/01/22 (Call 05/01/22)	55	56,254
3.40%, 03/01/23 (Call 02/01/23)	228	237,498
3.50%, 06/01/21	225	229,831

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.65%, 03/18/24 (Call 02/18/24)	$274	$291,374
3.75%, 06/09/23 (Call 05/09/23)	135	142,421
3.88%, 12/01/23 (Call 11/01/23)	322	343,619
SCF Capital Designated Activity Co., 5.38%, 06/16/23(c)	400	431,400
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(b)(d)	250	256,977
Transnet SOC Ltd., 4.00%, 07/26/22(b)	200	203,930
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(c)	200	219,038
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	7	7,194
2.95%, 03/01/22	120	123,152
2.95%, 01/15/23 (Call 10/15/22)	50	51,552
3.15%, 03/01/24 (Call 02/01/24)	449	472,317
3.20%, 06/08/21	125	127,483
3.50%, 06/08/23 (Call 05/08/23)	340	358,516
3.65%, 02/15/24 (Call 11/15/23)	505	538,739
3.75%, 03/15/24 (Call 12/15/23)	15	16,069
4.16%, 07/15/22 (Call 04/15/22)	429	451,188
United Parcel Service Inc.
2.05%, 04/01/21	450	452,074
2.20%, 09/01/24 (Call 08/01/24)	100	102,003
2.35%, 05/16/22 (Call 04/16/22)	275	279,158
2.45%, 10/01/22	665	678,845
2.50%, 04/01/23 (Call 03/01/23)	557	571,203
2.80%, 11/15/24 (Call 09/15/24)	48	50,334
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 04/01/20)(b)	162	164,526
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(b)	162	166,970
6.50%, 06/15/22 (Call 06/15/20)(b)	369	375,620
6.75%, 08/15/24 (Call 08/15/21)(b)	352	380,262

		17,743,773

Trucking & Leasing — 0.1%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	70	70,895
3.88%, 05/01/23 (Call 04/01/23)(b)	564	588,077
4.38%, 01/30/24 (Call 12/30/23)(b)	200	213,206
6.75%, 04/06/21(b)	250	263,273
CMB International Leasing Management Ltd., 3.00%, 07/03/24(c)	400	406,016
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/20)(c)	275	280,527
5.00%, 08/01/24 (Call 08/01/20)(c)	400	418,336
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 10/15/20)(d)	200	203,526
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(b)	271	280,566
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	75	80,942
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	620	632,977
2.70%, 11/01/24 (Call 10/01/24)(b)	12	12,268
3.38%, 02/01/22 (Call 12/01/21)(b)	325	333,174
3.45%, 07/01/24 (Call 06/01/24)(b)	39	41,126
3.65%, 07/29/21 (Call 06/29/21)(b)	31	31,778
3.90%, 02/01/24 (Call 01/01/24)(b)	150	159,879
4.13%, 08/01/23 (Call 07/01/23)(b)	320	342,205
4.25%, 01/17/23(b)	28	29,809
4.88%, 07/11/22(b)	110	117,371

Security	Par (000)	Value

Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)	$300	$306,405
4.13%, 07/15/23 (Call 06/15/23)(b)	250	265,790

		5,078,146

Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(c)	150	76,728
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	55	59,011

		135,739

Total Corporate Bonds & Notes — 35.2% (Cost: $1,281,600,719)		1,306,067,694

Foreign Government Obligations(k)

Argentina — 0.1%
Argentina Bonar Bonds, 8.75%, 05/07/24	3,275	1,228,649
Argentine Republic Government International Bond
4.63%, 01/11/23	1,100	509,102
5.63%, 01/26/22	1,215	602,142
6.88%, 04/22/21	1,750	932,855
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/23(c)	600	223,314
9.13%, 03/16/24(c)	500	193,130
9.95%, 06/09/21(c)	150	64,154
10.88%, 01/26/21(c)	67	34,217
Provincia de Cordoba, 7.45%, 09/01/24(c)(d)	150	107,655

		3,895,218

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(c)	800	864,448
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(c)	400	422,412

		1,286,860

Bahrain — 0.0%
Bahrain Government International Bond
6.13%, 07/05/22(b)	400	429,644
6.13%, 08/01/23(c)	600	662,616
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(c)	200	215,250

		1,307,510

Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(c)	400	426,456
Republic of Belarus International Bond, 6.88%, 02/28/23(c)	200	215,842

		642,298

Bermuda — 0.0%
Bermuda Government International Bond, 4.85%, 02/06/24(c)	500	549,720

Bolivia — 0.0%
Bolivian Government International Bond
4.88%, 10/29/22(c)	200	207,000
5.95%, 08/22/23(c)	200	213,142

		420,142

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(c)	400	444,560

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Brazilian Government International Bond
2.63%, 01/05/23	$1,400	$1,420,076
4.25%, 01/07/25	1,000	1,083,510
8.88%, 04/15/24	100	127,124

		3,075,270

Canada — 0.7%
Canada Government International Bond
2.00%, 11/15/22	485	493,643
2.63%, 01/25/22	1,125	1,152,000
CDP Financial Inc., 2.75%, 03/07/22(b)	500	512,685
Export Development Canada
1.38%, 10/21/21	335	334,729
1.50%, 05/26/21	360	360,198
2.00%, 05/17/22	1,340	1,357,822
2.50%, 01/24/23	560	578,060
2.63%, 02/21/24	600	628,464
Hydro-Quebec, Series IO, 8.05%, 07/07/24	250	318,092
OMERS Finance Trust, 2.50%, 05/02/24(b)	500	518,525
Ontario Teachers’ Finance Trust
2.13%, 09/19/22(b)	1,500	1,524,585
2.75%, 04/16/21(b)	600	608,490
Province of Alberta Canada
1.88%, 11/13/24	1,000	1,015,050
2.20%, 07/26/22	466	474,164
2.95%, 01/23/24(d)	1,000	1,053,550
3.35%, 11/01/23	675	720,144
Province of British Columbia Canada
2.00%, 10/23/22	860	873,622
2.65%, 09/22/21	295	300,658
Province of Manitoba Canada
2.10%, 09/06/22	368	373,704
2.13%, 05/04/22	260	263,351
2.60%, 04/16/24	500	520,990
Province of Ontario Canada
2.20%, 10/03/22	304	309,822
2.25%, 05/18/22	1,010	1,027,362
2.40%, 02/08/22	430	437,835
2.45%, 06/29/22	245	250,495
2.50%, 09/10/21	520	528,112
2.55%, 02/12/21	1,100	1,111,099
2.55%, 04/25/22	500	511,495
3.05%, 01/29/24	2,000	2,116,520
3.20%, 05/16/24	535	571,803
3.40%, 10/17/23	400	427,244
Province of Quebec Canada
2.38%, 01/31/22	780	793,346
2.63%, 02/13/23	325	336,346
2.75%, 08/25/21	400	407,820
Series QO, 2.88%, 10/16/24	43	45,656
Series QW, 2.50%, 04/09/24	1,250	1,299,475

		24,156,956

Chile — 0.0%
Chile Government International Bond, 3.25%, 09/14/21	610	622,914

China — 0.1%
China Government International Bond, 2.13%, 11/02/22(c)	800	811,736
Export-Import Bank of China (The)
2.00%, 04/26/21(c)	200	200,148
2.63%, 03/14/22(c)	600	608,070

Security	Par (000)	Value

China (continued)
2.75%, 11/28/22(c)	$1,000	$1,022,280

		2,642,234

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	700	708,715
4.00%, 02/26/24 (Call 11/26/23)	800	848,864
4.38%, 07/12/21	1,050	1,086,004

		2,643,583

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(c)	600	608,826

Croatia — 0.1%
Croatia Government International Bond
5.50%, 04/04/23(c)	700	773,948
6.00%, 01/26/24(c)	400	460,220
6.38%, 03/24/21(c)	700	734,454

		1,968,622

Denmark — 0.0%
Kommunekredit, 2.25%, 11/16/22(c)	500	511,140

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25(c)	600	643,176
5.88%, 04/18/24(c)	200	214,774
6.60%, 01/28/24(c)	400	445,572
7.50%, 05/06/21(c)	400	413,836

		1,717,358

Ecuador — 0.1%
Ecuador Government International Bond
7.95%, 06/20/24(c)	600	533,076
8.75%, 06/02/23(c)	800	748,416
10.75%, 03/28/22(c)	1,050	1,042,461

		2,323,953

Egypt — 0.1%
Egypt Government International Bond
4.55%, 11/20/23(b)	600	616,896
5.58%, 02/21/23(c)	200	210,140
6.13%, 01/31/22(c)	800	839,216
6.20%, 03/01/24(c)	200	217,310

		1,883,562

El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(c)	400	430,384
7.75%, 01/24/23(c)	400	442,900

		873,284

Finland — 0.1%
Finnvera Oyj, 1.63%, 10/23/24(b)	1,000	1,007,530
Municipality Finance PLC
2.50%, 11/15/23(b)	500	519,215
2.88%, 03/07/23(b)	400	417,404

		1,944,149

France — 0.1%
Agence Francaise de Developpement EPIC, 2.75%, 01/22/22(c)	1,000	1,023,680

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

France (continued)
Caisse d’Amortissement de la Dette Sociale
1.88%, 02/12/22(b)(d)	$500	$504,180
2.00%, 03/22/21(b)	1,250	1,256,500

		2,784,360

Gabon — 0.0%
Gabon Government International Bond, 6.38%, 12/12/24(c)	500	537,390

Georgia — 0.0%
Georgia Government International Bond, 6.88%, 04/12/21(c)	200	210,756

Germany — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	825	824,027
2.00%, 08/01/22	740	751,159
2.75%, 03/06/23	525	546,588
2.75%, 01/30/24	1,500	1,577,040

		3,698,814

Ghana — 0.0%
Ghana Government International Bond, 7.88%, 08/07/23(c)	200	223,770

Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(c)	200	212,942

Hong Kong — 0.0%
Hong Kong Government International Bond, 2.50%, 05/28/24(b)	200	206,906

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	450	496,089
5.75%, 11/22/23	1,148	1,308,973
6.38%, 03/29/21	820	863,624

		2,668,686

India — 0.0%
Export-Import Bank of India
3.13%, 07/20/21(c)	200	202,598
4.00%, 01/14/23(c)	600	625,794

		828,392

Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	540	551,707
3.38%, 04/15/23(c)	646	669,385
3.70%, 01/08/22(c)	400	412,104
3.75%, 04/25/22(c)	450	465,899
4.13%, 01/15/25(c)	600	649,044
4.45%, 02/11/24	400	433,844
4.88%, 05/05/21(c)	1,200	1,246,344
5.38%, 10/17/23(c)	400	445,852
5.88%, 01/15/24(c)	400	455,088
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(c)	200	210,196
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(c)	1,100	1,130,173
3.75%, 03/01/23(c)	400	417,628
3.90%, 08/20/24(c)	400	426,548
4.35%, 09/10/24(c)	400	433,680

		7,947,492

Security	Par (000)	Value

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(c)	$300	$302,412

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	330	377,243
Israel Government International Bond, 4.00%, 06/30/22	500	525,340

		902,583

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	1,250	1,249,725
6.88%, 09/27/23	968	1,120,537

		2,370,262

Japan — 0.3%
Development Bank of Japan Inc.
1.63%, 09/01/21(b)	250	250,040
1.88%, 10/02/24(c)	500	504,480
2.50%, 10/18/22(c)	700	716,660
3.13%, 09/06/23(b)	1,000	1,052,250
Japan Bank for International Cooperation
1.50%, 07/21/21	1,700	1,698,283
1.88%, 04/20/21	300	301,095
2.00%, 11/04/21	400	402,824
2.38%, 07/21/22	700	713,622
2.38%, 11/16/22	700	714,861
2.50%, 06/01/22	940	959,477
2.50%, 05/23/24	1,750	1,811,967
3.00%, 05/29/24	500	528,100
3.25%, 07/20/23	500	527,740
3.38%, 10/31/23	400	425,564

		10,606,963

Jersey — 0.1%
IDB Trust Services Ltd.
1.78%, 03/10/21(c)	500	499,285
1.96%, 10/02/24(c)	500	504,010
2.26%, 12/07/21(c)	400	402,492
2.84%, 04/25/24(c)	200	207,684
3.39%, 09/26/23(c)	500	528,275

		2,141,746

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 3.88%, 10/14/24(c)	400	431,772

Kenya — 0.0%
Kenya Government International Bond, 6.88%, 06/24/24(c)	700	759,073

Kuwait — 0.0%
Kuwait International Government Bond, 2.75%, 03/20/22(c)	1,100	1,121,109

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(c)	500	196,405
6.10%, 10/04/22(c)	150	60,027
6.25%, 05/27/22	560	224,050
6.40%, 05/26/23	200	78,750
6.65%, 04/22/24(c)	150	56,343
8.25%, 04/12/21(c)	800	381,184

		996,759

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lithuania — 0.0%
Lithuania Government International Bond
6.13%, 03/09/21(c)	$600	$627,876
6.63%, 02/01/22(c)	400	437,848

		1,065,724

Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(c)	1,000	993,710
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21(c)	400	403,332
Wakala Global Sukuk Bhd, 4.65%, 07/06/21(b)	250	259,850

		1,656,892

Mexico — 0.1%
Mexico Government International Bond
3.63%, 03/15/22	2,300	2,392,161
4.00%, 10/02/23	470	500,216

		2,892,377

Mongolia — 0.0%
Mongolia Government International Bond
5.13%, 12/05/22(c)	850	863,116
5.63%, 05/01/23(c)	400	409,700

		1,272,816

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(c)	620	653,697

Nigeria — 0.0%
Nigeria Government International Bond, 6.38%, 07/12/23(c)	200	217,214

Norway — 0.1%
Kommunalbanken AS
1.63%, 02/10/21(b)	500	500,440
2.00%, 06/19/24(b)	1,050	1,074,034
2.50%, 01/11/23(b)	450	463,977
2.88%, 06/14/21(b)	500	509,360
3.13%, 10/18/21(b)	500	513,825

		3,061,636

Oman — 0.1%
Oman Government International Bond
3.63%, 06/15/21(c)	1,200	1,206,600
3.88%, 03/08/22(c)	600	606,870
4.13%, 01/17/23(c)	500	511,390
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24(c)	700	715,064

		3,039,924

Pakistan — 0.0%
Pakistan Government International Bond, 8.25%, 04/15/24(c)	200	224,746
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(c)	400	410,372
5.63%, 12/05/22(c)	600	619,812

		1,254,930

Paraguay — 0.0%
Paraguay Government International Bond, 4.63%, 01/25/23(c)	200	211,892

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22(c)	500	524,550
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(c)	770	791,483

		1,316,033

Security	Par (000)	Value

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	$700	$727,377
4.00%, 01/22/24	171	185,236
5.00%, 03/23/22	1,160	1,240,237
5.13%, 04/21/21	1,550	1,613,565

		3,766,415

Qatar — 0.1%
Qatar Government International Bond
2.38%, 06/02/21(c)	800	804,224
3.38%, 03/14/24(c)	400	422,168
3.88%, 04/23/23(c)	400	423,580
4.50%, 01/20/22(b)	914	959,042
SoQ Sukuk A QSC, 3.24%, 01/18/23(c)	550	570,625

		3,179,639

Romania — 0.1%
Romanian Government International Bond
4.38%, 08/22/23(c)	600	646,212
4.88%, 01/22/24(c)	150	165,939
6.75%, 02/07/22(c)	1,300	1,419,379

		2,231,530

Russia — 0.1%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(c)	1,600	1,682,512
4.88%, 09/16/23(c)	600	657,192

		2,339,704

Saudi Arabia — 0.1%
KSA Sukuk Ltd., 2.89%, 04/20/22(c)	2,000	2,046,600
Saudi Government International Bond
2.38%, 10/26/21(c)	1,800	1,815,210
2.88%, 03/04/23(c)	650	669,305

		4,531,115

Serbia — 0.0%
Serbia International Bond, 7.25%, 09/28/21(c)	932	1,012,497

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22	800	856,728

South Korea — 0.2%
Export-Import Bank of Korea
1.88%, 10/21/21	200	200,518
2.50%, 05/10/21	200	201,980
2.68%, 06/01/23, (3 mo. LIBOR US + 0.775%)(f)	200	202,468
2.69%, 11/01/22, (3 mo. LIBOR US + 0.925%)(f)	1,000	1,014,670
2.75%, 01/25/22	1,000	1,019,870
3.00%, 11/01/22	200	206,746
4.00%, 01/14/24	200	216,780
4.38%, 09/15/21	400	416,900
5.00%, 04/11/22	900	963,081
Korea International Bond
2.00%, 06/19/24	600	608,592
3.88%, 09/11/23	200	215,060
Suhyup Bank, 3.63%, 01/29/24(c)	200	212,174

		5,478,839

Sri Lanka — 0.1%
Sri Lanka Government International Bond
5.75%, 01/18/22(c)	400	405,692
5.75%, 04/18/23(c)	400	401,604
6.25%, 07/27/21(c)	300	306,825

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sri Lanka (continued)
6.35%, 06/28/24(c)	$200	$202,230
6.85%, 03/14/24(c)	400	410,752

		1,727,103

Supranational — 2.3%
African Development Bank
1.25%, 07/26/21	680	678,062
1.63%, 09/16/22	25	25,159
2.13%, 11/16/22	1,035	1,056,010
2.38%, 09/23/21	320	324,835
2.63%, 03/22/21	540	546,885
3.00%, 09/20/23	1,500	1,585,305
African Export-Import Bank (The)
4.00%, 05/24/21(c)	250	254,885
4.13%, 06/20/24(c)	250	263,780
5.25%, 10/11/23(c)	250	271,880
Asian Development Bank
1.50%, 10/18/24	2,383	2,394,558
1.63%, 03/16/21(d)	200	200,328
1.75%, 06/08/21	1,008	1,012,052
1.75%, 09/13/22	1,827	1,844,704
1.88%, 02/18/22	445	449,187
2.00%, 02/16/22(d)	1,015	1,027,109
2.63%, 01/30/24	1,391	1,456,808
2.75%, 03/17/23	1,325	1,380,266
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/24	1,565	1,618,085
Banque Ouest Africaine de Developpement, 5.50%, 05/06/21(b)	200	207,340
Corp. Andina de Fomento
2.13%, 09/27/21	310	310,828
4.38%, 06/15/22	750	790,358
Council of Europe Development Bank
1.63%, 03/16/21	550	550,660
1.75%, 09/26/22	1,000	1,009,420
2.63%, 02/13/23	940	974,244
European Bank for Reconstruction & Development
1.50%, 11/02/21	135	135,181
1.88%, 02/23/22	435	439,106
2.00%, 02/01/21	210	210,998
2.13%, 03/07/22	285	289,198
2.75%, 04/26/21	450	456,984
2.75%, 03/07/23	400	416,592
European Investment Bank
1.38%, 09/15/21	822	821,342
1.63%, 06/15/21	65	65,166
2.00%, 03/15/21	1,200	1,206,792
2.00%, 12/15/22	1,325	1,348,346
2.13%, 10/15/21	565	571,611
2.25%, 03/15/22	1,347	1,370,855
2.25%, 08/15/22	1,140	1,164,898
2.25%, 06/24/24	1,775	1,839,503
2.38%, 05/13/21	850	859,919
2.38%, 06/15/22	2,545	2,603,102
2.50%, 04/15/21	1,783	1,805,074
2.50%, 03/15/23	2,299	2,377,580
2.63%, 05/20/22	1,075	1,104,863
2.63%, 03/15/24	3,230	3,388,076
2.88%, 12/15/21	78	80,099
2.88%, 08/15/23	1,693	1,779,936
3.13%, 12/14/23	356	379,233

Security	Par (000)	Value

Supranational (continued)
3.25%, 01/29/24	$3,142	$3,367,250
4.00%, 02/16/21	175	179,480
European Stability Mechanism, 1.38%, 09/11/24(b)	1,000	998,220
Inter-American Development Bank
1.25%, 09/14/21	518	516,643
1.75%, 04/14/22	1,152	1,160,709
1.75%, 09/14/22	780	787,597
1.88%, 03/15/21	985	989,058
1.88%, 07/23/21	10	10,065
2.13%, 01/18/22(d)	1,120	1,135,445
2.13%, 01/15/25	1,000	1,034,250
2.50%, 01/18/23	1,454	1,501,284
2.63%, 04/19/21	2,290	2,321,854
2.63%, 01/16/24	928	971,616
3.00%, 10/04/23	552	583,768
3.00%, 02/21/24	646	686,356
International Bank for Reconstruction & Development
1.38%, 05/24/21	1,090	1,088,943
1.38%, 09/20/21	826	825,438
1.50%, 08/28/24(d)	112	112,544
1.63%, 03/09/21	335	335,492
1.63%, 02/10/22	2,630	2,641,362
1.75%, 04/19/23	3	3,036
1.88%, 06/19/23	164	166,704
2.00%, 01/26/22	1,973	1,996,242
2.13%, 07/01/22	1,050	1,069,047
2.13%, 02/13/23	300	306,873
2.25%, 06/24/21	1,100	1,112,408
2.50%, 03/19/24	4,180	4,365,007
2.50%, 11/25/24	10	10,511
2.75%, 07/23/21	2,235	2,277,845
3.00%, 09/27/23	768	812,122
7.63%, 01/19/23	1,826	2,154,260
International Development Association, 2.75%, 04/24/23(b)	300	312,696
International Finance Corp.
1.13%, 07/20/21	300	298,713
1.38%, 10/16/24	1,025	1,024,129
2.00%, 10/24/22	862	876,826
2.88%, 07/31/23	540	567,572
Nordic Investment Bank
1.25%, 08/02/21	650	648,109
2.13%, 02/01/22	40	40,554
2.25%, 02/01/21	250	251,800
2.25%, 05/21/24	1,000	1,034,590
North American Development Bank, 2.40%, 10/26/22	150	152,135

		85,675,755

Sweden — 0.2%
Kommuninvest I Sverige AB
2.25%, 05/29/21(b)	1,000	1,009,940
2.63%, 09/15/22(b)	1,000	1,030,700
2.88%, 03/01/21(b)	1,000	1,014,100
Svensk Exportkredit AB
1.75%, 03/10/21	700	701,512
2.00%, 08/30/22	500	507,280
2.38%, 03/09/22	450	458,465
2.88%, 05/22/21	575	585,085
2.88%, 03/14/23	1,000	1,044,350
3.13%, 11/08/21	10	10,286
Sweden Government International Bond
2.38%, 02/15/21(b)	600	605,244

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden (continued)
2.38%, 02/15/23(b)	$1,000	$1,029,750
2.50%, 02/28/22(b)	1,000	1,022,120

		9,018,832

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(c)	400	371,016

Turkey — 0.2%
Export Credit Bank of Turkey
4.25%, 09/18/22(c)	600	606,132
5.38%, 02/08/21(c)	200	204,556
8.25%, 01/24/24(c)	400	446,948
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21(c)	638	649,120
4.49%, 11/25/24(c)	200	203,542
5.00%, 04/06/23(c)	400	414,336
5.80%, 02/21/22(c)	800	837,048
Turkey Government International Bond
3.25%, 03/23/23	1,000	991,590
5.60%, 11/14/24	1,000	1,054,490
5.63%, 03/30/21	200	206,340
5.75%, 03/22/24	600	636,900
6.25%, 09/26/22	980	1,047,816
6.35%, 08/10/24	400	433,776
7.25%, 12/23/23	1,000	1,114,810

		8,847,404

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/21(c)	1,000	1,063,910
7.75%, 09/01/22(c)	400	435,004
7.75%, 09/01/23(c)	430	475,240
7.75%, 09/01/24(c)	450	502,070
8.99%, 02/01/24(c)	200	229,338

		2,705,562

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(c)	800	801,800
2.13%, 09/30/24(c)	800	804,928
2.50%, 10/11/22(c)	1,400	1,422,176
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(c)	400	415,168
6.45%, 05/02/22(c)	200	217,452

		3,661,524

Uruguay — 0.0%
Uruguay Government International Bond
4.50%, 08/14/24(d)	600	654,780
8.00%, 11/18/22	330	367,049

		1,021,829

Venezuela — 0.0%
Venezuela Government International Bond
7.75%, 10/13/19(c)(h)	325	39,813
9.00%, 05/07/23(c)(h)	100	11,949
12.75%, 08/23/22(c)(h)	300	36,108

		87,870

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(c)	400	441,008

Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond
5.38%, 09/20/22(c)	$567	$392,035
8.50%, 04/14/24(c)	200	137,082

		529,117

Total Foreign Government Obligations — 6.6% (Cost: $245,347,960)		246,152,408

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 5.70%, 11/01/21	800	856,696

Florida — 0.0%
State Board of Administration Finance Corp. RB
Series A, 2.64%, 07/01/21	100	101,300
Series A, 3.00%, 07/01/20	250	251,270

		352,570

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/20 (AGM)(j)	40	39,963

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	185	185,483

Total Municipal Debt Obligations — 0.1% (Cost: $1,423,477)		1,434,712

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	805	822,688
2.50%, 08/01/31	508	519,035
2.50%, 10/01/31	1,448	1,479,301
2.50%, 12/01/31	756	772,568
2.50%, 02/01/32	843	861,195
2.50%, 01/01/33	2,395	2,449,010
3.00%, 05/01/29	329	339,687
3.00%, 05/01/30	720	744,671
3.00%, 06/01/30	60	61,652
3.00%, 07/01/30	446	461,199
3.00%, 12/01/30	762	788,190
3.00%, 05/01/31	300	309,770
3.00%, 06/01/31	196	202,828
3.29%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	44	45,734
3.50%, 05/01/32	141	148,437
3.50%, 09/01/32	132	139,182
3.50%, 07/01/33	522	544,543
3.50%, 06/01/34	2,874	3,005,977
4.00%, 05/01/33	429	449,074
Federal National Mortgage Association
3.80%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	40	41,456
4.46%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	84	86,764
Series 2012-M13, Class A2, 2.38%, 05/25/22	857	868,517
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	100	104,977
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(a)	982	985,294
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	50	50,606
Series K017, Class A2, 2.87%, 12/25/21	684	695,393

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K020, Class A2, 2.37%, 05/25/22	$100	$101,400
Series K022, Class A2, 2.36%, 07/25/22	3,000	3,040,221
Series K027, Class A2, 2.64%, 01/25/23	2,358	2,419,886
Series K028, Class A2, 3.11%, 02/25/23	500	517,991
Series K030, Class A2, 3.25%, 04/25/23(a)	2,500	2,603,890
Series K033, Class A2, 3.06%, 07/25/23(a)	2,000	2,088,536
Series K034, Class A2, 3.53%, 07/25/23(a)	1,250	1,317,402
Series K036, Class A2, 3.53%, 10/25/23(a)	500	528,731
Series K038, Class A1, 2.60%, 10/25/23	39	38,938
Series K-1512, Class A2, 2.99%, 05/25/31	460	494,712
Series K-1512, Class A3, 3.06%, 04/25/34	450	486,715
Series K722, Class A2, 2.41%, 03/25/23	1,700	1,730,095
Series K724, Class A2, 3.06%, 11/25/23(a)	1,500	1,564,440
Series K725, Class A1, 2.67%, 05/25/23	580	590,265
Series K729, Class A1, 2.95%, 02/25/24	2,812	2,879,262
Uniform Mortgage-Backed Securities
2.50%, 07/01/28	980	1,000,387
2.50%, 12/01/29	258	262,757
2.50%, 03/01/30	139	141,851
2.50%, 07/01/30	165	168,137
2.50%, 08/01/30	486	496,320
2.50%, 12/01/30	79	80,905
2.50%, 01/01/31	70	70,954
2.50%, 08/01/31	1,476	1,509,368
2.50%, 09/01/31	1,416	1,446,317
2.50%, 10/01/31	6,869	7,013,353
2.50%, 12/01/31	2,047	2,090,293
2.50%, 01/01/32	8,122	8,293,954
2.50%, 02/01/32	1,456	1,487,038
2.50%, 03/01/32	1,466	1,497,019
2.50%, 04/01/32	1,933	1,973,646
2.50%, 10/01/32	219	223,871
2.50%, 01/01/33	1,833	1,871,460
2.50%, 02/01/35(l)	49,975	50,872,988
3.00%, 10/01/27	78	80,075
3.00%, 10/01/28	375	387,435
3.00%, 11/01/28	338	349,296
3.00%, 03/01/30	8,785	9,051,977
3.00%, 04/01/30	161	166,905
3.00%, 07/01/30	102	105,844
3.00%, 08/01/30	382	395,078
3.00%, 09/01/30	703	727,628
3.00%, 10/01/30	342	353,410
3.00%, 11/01/30	78	80,284
3.00%, 12/01/30	302	311,586
3.00%, 01/01/31	3,592	3,716,483
3.00%, 02/01/31	1,836	1,902,070
3.00%, 03/01/31	381	394,546
3.00%, 04/01/31	196	202,571
3.00%, 06/01/31	1,000	1,034,964
3.00%, 07/01/31	1,205	1,250,559
3.00%, 09/01/31	315	326,089
3.00%, 10/01/31	93	95,897
3.00%, 01/01/32	1,120	1,161,440
3.00%, 02/01/32	3,730	3,867,749
3.00%, 03/01/32	323	334,853
3.00%, 06/01/32	1,174	1,214,480
3.00%, 08/01/32	663	688,289
3.00%, 11/01/32	1,001	1,040,036
3.00%, 12/01/32	2,166	2,241,345

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/33	$1,159	$1,204,425
3.00%, 10/01/33	1,981	2,043,591
3.00%, 07/01/34	1,289	1,329,523
3.00%, 09/01/34	9,244	9,580,604
3.00%, 11/01/34	1,129	1,167,763
3.00%, 12/01/34	13,778	14,215,658
3.00%, 02/01/35(l)	7,295	7,514,990
3.50%, 01/01/27	18	18,261
3.50%, 12/01/29	33	34,168
3.50%, 07/01/30	337	354,014
3.50%, 10/01/30	183	192,034
3.50%, 11/01/30	25	25,941
3.50%, 03/01/31	230	239,814
3.50%, 06/01/31	312	328,781
3.50%, 01/01/32	153	161,843
3.50%, 05/01/32	278	292,684
3.50%, 06/01/32	264	278,798
3.50%, 07/01/32	88	92,623
3.50%, 08/01/32	100	105,391
3.50%, 09/01/32	658	689,187
3.50%, 10/01/32	104	109,094
3.50%, 11/01/32	74	77,309
3.50%, 03/01/33	801	844,951
3.50%, 04/01/33	1,314	1,379,841
3.50%, 05/01/33	691	729,959
3.50%, 06/01/33	2,320	2,419,661
3.50%, 07/01/34	2,988	3,122,601
3.50%, 08/01/34	2,826	2,955,247
3.50%, 02/01/35(l)	11,998	12,516,228
4.00%, 07/01/29	218	228,077
4.00%, 07/01/32	706	739,277
4.00%, 05/01/33	961	1,005,741
4.00%, 06/01/33	502	525,216
4.00%, 07/01/33	366	383,052
4.00%, 02/01/35(l)	5,277	5,517,429
4.50%, 02/01/35(l)	112	115,860
5.00%, 02/01/35(l)	178	187,848

		222,089,223

U.S. Government Agency Obligations — 1.5%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	35	35,553
1.90%, 06/24/21	115	115,777
2.85%, 09/20/21	645	658,416
Federal Home Loan Banks
1.13%, 07/14/21	970	966,052
1.38%, 09/28/20	250	249,695
1.50%, 08/15/24	260	261,726
1.88%, 03/13/20	400	400,104
1.88%, 12/11/20	180	180,475
1.88%, 11/29/21	200	201,786
2.13%, 02/11/20	2,500	2,500,225
2.13%, 06/10/22	600	610,542
2.13%, 06/09/23	300	307,602
2.38%, 03/30/20	500	500,500
2.38%, 09/10/21	600	609,444
2.63%, 12/10/21	650	664,320
2.88%, 12/10/21	275	282,466
3.00%, 12/09/22	3,724	3,891,580
3.38%, 09/08/23	1,105	1,183,101
3.63%, 06/11/21	6,915	7,121,344

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
4.13%, 03/13/20	$1,400	$1,403,794
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	1,150	1,144,894
1.38%, 04/20/20	1,000	999,520
2.38%, 02/16/21	900	907,731
2.38%, 01/13/22	3,720	3,791,238
2.75%, 06/19/23	4,195	4,388,348
Federal National Mortgage Association
1.25%, 05/06/21	1,700	1,696,277
1.25%, 08/17/21	900	897,948
1.38%, 02/26/21	850	849,405
1.38%, 10/07/21	875	874,685
1.75%, 07/02/24	6,750	6,855,772
1.88%, 04/05/22	500	505,310
2.00%, 01/05/22	790	799,338
2.00%, 10/05/22	1,400	1,424,122
2.25%, 04/12/22	525	535,043
2.38%, 01/19/23	2,610	2,684,620
2.50%, 02/05/24	505	527,048
2.63%, 01/11/22	410	419,787
2.63%, 09/06/24	2,050	2,164,185
2.88%, 10/30/20	2,750	2,777,033
2.88%, 09/12/23	800	842,352

		57,229,158

U.S. Government Obligations — 47.6%
U.S. Treasury Note/Bond
1.13%, 02/28/21	15,250	15,189,834
1.13%, 06/30/21	10,500	10,456,523
1.13%, 08/31/21	23,000	22,900,273
1.13%, 09/30/21	10,100	10,056,996
1.25%, 03/31/21	4,300	4,288,914
1.25%, 10/31/21	11,400	11,375,508
1.25%, 07/31/23	29,500	29,446,992
1.38%, 01/31/21	24,200	24,168,805
1.38%, 04/30/21	6,800	6,792,297
1.38%, 05/31/21	8,000	7,993,438
1.38%, 06/30/23	12,000	12,025,313
1.38%, 08/31/23	39,500	39,589,492
1.38%, 09/30/23	54,800	54,932,719
1.50%, 01/31/22	8,700	8,725,828
1.50%, 02/28/23	24,000	24,140,625
1.50%, 03/31/23	2,000	2,012,188
1.50%, 09/30/24	11,500	11,588,945
1.50%, 10/31/24	15,000	15,117,187
1.63%, 11/30/20	20,300	20,313,480
1.63%, 08/15/22	3,500	3,527,617
1.63%, 08/31/22	2,500	2,519,531
1.63%, 11/15/22	25,000	25,210,937
1.63%, 04/30/23	25,000	25,250,000
1.63%, 05/31/23	16,800	16,973,250
1.75%, 11/30/21	8,000	8,055,938
1.75%, 02/28/22	9,550	9,630,578
1.75%, 03/31/22	6,000	6,053,906
1.75%, 04/30/22	6,700	6,762,289
1.75%, 05/15/22	9,750	9,842,168
1.75%, 05/31/22	2,500	2,524,219
1.75%, 06/30/22	5,900	5,959,922
1.75%, 09/30/22	6,000	6,068,438
1.75%, 01/31/23	18,000	18,232,031
1.75%, 05/15/23	16,000	16,225,000

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 06/30/24	$11,500	$11,708,438
1.75%, 07/31/24	12,500	12,730,469
1.75%, 12/31/24	8,000	8,160,625
1.88%, 11/30/21	5,000	5,046,484
1.88%, 01/31/22	22,500	22,732,910
1.88%, 02/28/22	16,250	16,426,465
1.88%, 03/31/22	8,200	8,294,172
1.88%, 04/30/22	5,250	5,313,164
1.88%, 05/31/22	2,800	2,835,000
1.88%, 07/31/22	8,500	8,614,883
1.88%, 08/31/22	8,200	8,315,953
1.88%, 09/30/22	5,500	5,580,781
1.88%, 08/31/24	9,700	9,934,164
2.00%, 11/30/20	5,100	5,119,523
2.00%, 02/28/21	15,000	15,079,688
2.00%, 05/31/21	12,800	12,894,500
2.00%, 08/31/21	10,500	10,599,258
2.00%, 10/31/21	6,500	6,569,316
2.00%, 11/15/21	8,700	8,797,195
2.00%, 12/31/21	13,546	13,708,975
2.00%, 02/15/22	14,300	14,488,805
2.00%, 07/31/22	9,100	9,251,430
2.00%, 10/31/22	8,200	8,351,828
2.00%, 11/30/22	5,500	5,604,414
2.00%, 02/15/23	8,000	8,165,625
2.00%, 04/30/24	34,500	35,464,922
2.00%, 06/30/24	14,000	14,403,594
2.13%, 01/31/21	6,500	6,539,355
2.13%, 05/31/21	12,000	12,106,875
2.13%, 06/30/21	6,750	6,815,918
2.13%, 08/15/21	29,300	29,613,602
2.13%, 09/30/21	60,500	61,230,254
2.13%, 12/31/21(d)	34,000	34,491,406
2.13%, 06/30/22	12,500	12,740,234
2.13%, 12/31/22	23,300	23,840,633
2.13%, 11/30/23	7,000	7,211,641
2.13%, 02/29/24	37,000	38,176,485
2.13%, 03/31/24	18,000	18,582,187
2.13%, 07/31/24	13,900	14,385,414
2.13%, 09/30/24	15,000	15,536,719
2.13%, 11/30/24	7,800	8,088,234
2.25%, 02/15/21	7,250	7,305,508
2.25%, 03/31/21	22,900	23,102,164
2.25%, 04/30/21	13,100	13,226,395
2.25%, 12/31/23	8,350	8,646,816
2.25%, 01/31/24	23,000	23,833,750
2.25%, 04/30/24	12,600	13,079,391
2.25%, 10/31/24	7,200	7,503,750
2.25%, 11/15/24	19,600	20,433,000
2.25%, 12/31/24	7,000	7,304,063
2.38%, 12/31/20	16,000	16,120,625
2.38%, 01/31/23	12,000	12,373,125
2.38%, 02/29/24	14,000	14,582,969
2.38%, 08/15/24	23,400	24,476,766
2.50%, 01/31/21	10,400	10,500,750
2.50%, 02/28/21	9,000	9,095,625
2.50%, 01/15/22	22,250	22,739,326
2.50%, 02/15/22	12,000	12,276,563
2.50%, 03/31/23	8,000	8,294,375
2.50%, 01/31/24	36,500	38,171,016

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.50%, 05/15/24	$28,000		$29,367,188
2.63%, 05/15/21	18,000		18,267,891
2.63%, 07/15/21	20,000		20,343,750
2.63%, 02/28/23	5,500		5,717,422
2.63%, 06/30/23	5,250		5,479,688
2.75%, 09/15/21	26,200		26,763,914
2.75%, 04/30/23	13,800		14,428,547
2.75%, 07/31/23	16,500		17,305,664
2.75%, 08/31/23	12,000		12,599,063
2.88%, 10/15/21	9,000		9,225,000
2.88%, 11/15/21	130,000		133,422,657
2.88%, 09/30/23	8,000		8,444,375
2.88%, 11/30/23	9,900		10,473,117
3.13%, 05/15/21	33,000		33,690,937
3.63%, 02/15/21	11,300		11,543,215
7.13%, 02/15/23	6,500		7,620,742
7.25%, 08/15/22	1,000		1,146,797
7.50%, 11/15/24	20,000		25,696,875
7.88%, 02/15/21	4,600		4,898,820
8.00%, 11/15/21	1,000		1,115,352

			1,768,119,710

Total U.S. Government & Agency Obligations — 55.1% (Cost: $2,011,554,561)			2,047,438,091

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(m)(n)	16		15,264

Total Common Stocks — 0.0% (Cost $15,264)			15,264

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(m)(n)	0	(o)	97

Total Preferred Stocks — 0.0% (Cost $97)			97

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(n)	0	(o)	0	(p)

Total Warrants — 0.0% (Cost $0)			0	(p)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(q)(r)	90,257	$90,310,941
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(q)(r)(s)	43,019	43,019,423

		133,330,364

Total Short-Term Investments — 3.6% (Cost: $133,295,792)		133,330,364

Total Investments in Securities — 102.7% (Cost: $3,751,783,073)		3,814,073,176

Other Assets, Less Liabilities — (2.7)%		(98,697,082)

Net Assets — 100.0%		$3,715,376,094

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(j)	Zero-coupon bond.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	TBA transaction.
(m)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)	Non-income producing security.
(o)	Rounds to less than 1,000.
(p)	Rounds to less than $1.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period-end.
(s)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core 1-5 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	71,608	18,649	90,257	$90,310,941	$383,451	(b)	$(178)	$9,198
BlackRock Cash Funds: Treasury, SL Agency Shares	29,770	13,249	43,019	43,019,423	47,599		—	—

				$133,330,364	$431,050		$(178)	$9,198

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$30,670,992		$—	$30,670,992
Collaterized Mortgage Obligations	—	48,963,554		—	48,963,554
Corporate Bonds & Notes	—	1,306,067,694		—	1,306,067,694
Foreign Government Obligations	—	246,152,408		—	246,152,408
Municipal Debt Obligations	—	1,434,712		—	1,434,712
U.S. Government & Agency Obligations	—	2,047,438,091		—	2,047,438,091
Common Stocks	—	—		15,264	15,264
Preferred Stocks	—	—		97	97
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	133,330,364	—		—	133,330,364

	$133,330,364	$3,680,727,451		$15,361	$3,814,073,176

(a)	Rounds to less than $1.

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

RB	Revenue Bond

51